ANNUAL
 ................................................................................
FINANCIAL REPORT
 ................................................................................
STI CLASSIC FUNDS
 ................................................................................
A Family of Mutual Funds
 ................................................................................

May 31, 1997

STI CLASS FUNDS (LOGO)
[GRAPHIC OMITTED]

Dear STI Classic Trust Shareholder:

As of May 31, 1997, your STI Classic Funds' assets totaled $8.6 billion or 26.5% more than the $6.8 billion reported to you as of May 31, 1996.

Since the last semi-annual report of November 30, 1996, four new STI Classic Funds have been added, including a new small cap equity "value style" fund and an international emerging markets fund. The STI Classic family now includes 23 funds covering a broad range of investment objectives and management styles.

The U.S. economic expansion is now more than six years old and it has been characterized by modest inflation and strong investment returns. Economic growth has been somewhat erratic in nature, including a strong rebound in late 1996 and early 1997 followed by a slowdown recently.

In response to accelerated growth and fears of renewed inflation, the Federal Reserve raised interest rates by a quarter of one percent. As the economy grew, interest rates initially rose and the stock market declined by approximately 10%. Recently, economic data has confirmed that slower, more sustainable growth has occurred; thereby, causing long interest rates to decline by approximately one half of one percent and stocks have rebounded to record levels.

Given the STI Classic Funds' quality oriented,  disciplined investment approach,
we  believe  our  shareholders   are  well  positioned  for  future   investment
opportunities.

                                          Sincerely,

                                          /s/  ANTHONY R. GRAY
                                          Anthony R. Gray
                                          President, Chief Investment Officer
                                          STI Capital Management, N.A.

                                          /s/  DOUGLAS S. PHILLIPS
                                          Douglas S. Phillips, CFA
                                          President, Chief Investment Officer
                                          Trusco Capital Management, Inc.

                       STI CLASSIC VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


The STI Classic Value Income Stock Fund (the "Fund") seeks to provide current income with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

The Fund's investment philosophy is a very structured, methodical approach to purchasing stocks. The bottom-up approach has three key factors to consider in all investment decisions -- minimum dividend yield criteria, low historical relative valuation, and a fundamental catalyst which could upwardly value the individual security.

Our process seeks high-dividend paying stocks that are trading at the lower end of their historical valuation ranges. These companies are in the midst of fundamental change that we expect will reignite investor interest in the near term. They tend to exhibit value characteristics such as low price-to-earnings ratios and have lower volatility. As a result, the Fund benefits when the market becomes less exuberant and more value oriented.

A good example of a company whose stock was depressed and was in the midst of fundamental change is Dow Jones & Co., publisher of The Wall Street Journal and Telerate, a business data service. A group of disenchanted stockholders recently insisted that the company consider selling Telerate, a perennially poor performer, and the stock rose sharply as a result.

We believe the Fund performed well relative to the standard value equity benchmarks, the S&P/Barra Value Index and the Lipper Equity Income Funds Average. The performance was due in part to the high yield of the portfolio. Stock selection also played a key factor.

Other stocks that proved to be top performers this year include, Reynolds Metals, which is in the midst of a major restructuring in which several divisions are being considered for sale. A strong performing group was energy. Amoco has a massive share repurchase plan underway. Marathon has aggressively paid down debt, and is a major force in refining in the Midwest.

                                     /s/  MILLS A. RIDDICK
                                     Mills A. Riddick, CFA
                                     Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 compared with the growth of hypothetical investment of $10,000 in the Fund's benchmarks.

Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------------------
        22.18%           23.00%           18.87%           110.15%


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

               Growth of $10,000
              Invested in the STI      Growth of $10,000    Growth of $10,000
              Classic Value Income    Invested in the    Invested in the Lipper
                  Stock Fund,        S&P/BARRA Value     Equity Income Funds
                 Trust Shares             Index               Average
Period Ended
2/28/93            $10,000               $10,000              $10,000
5/31/93             10,395                10,426               10,345
5/31/94             11,432                11,202               10,836
5/31/95             13,611                13,114               12,234
5/31/96             17,410                16,568               15,123
5/31/97             21,271                20,787               18,515


Investor Shares
--------------------------------------------------------------------------------
    One Year        Annualized       Annualized       Cumulative
     Return           3 Year          Inception        Inception
                      Return           to Date          to Date
--------------------------------------------------------------------------------
     21.69%           22.54%           19.20%           112.16%     Without load
--------------------------------------------------------------------------------
     17.14%           20.99%           18.14%           104.19%     With load
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

               Growth of $10,000
              Invested in the STI    Growth of $10,000     Growth of $10,000
              Classic Value Income    Invested in the    Invested in the Lipper
                  Stock Fund,         S&P/BARRA Value     Equity Income Funds
               Investor Shares             Index               Average
Period Ended
2/28/93          $ 9,625                  $10,000              $10,000
5/31/93           10,010                   10,426               10,345
5/31/94           10,940                   11,202               10,836
5/31/95           12,986                   13,114               12,234
5/31/96           16,543                   16,568               15,123
5/31/97           20,132                   20,787               18,515


Flex Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
--------------------------------------------------------------------------------
        20.91%           23.68%           52.97%          Without load
--------------------------------------------------------------------------------
        18.91%           23.68%           52.97%          With load
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

               Growth of $10,000
              Invested in the STI    Growth of $10,000      Growth of $10,000
              Classic Value Income    Invested in the     Invested in the Lipper
                 Stock Fund,          S&P/BARRA Value      Equity Income Funds
                 Flex Shares               Index               Average
Period Ended
6/30/95          $10,000                  $10,000              $10,000
5/31/96           12,566                   12,539               12,211
5/31/97           15,193                   15,731               14,950



Past performance is no indication of future performance.
The Funds'comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                         STI CLASSIC MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

The STI Classic Mid-Cap Equity Fund (the "Fund") seeks capital appreciation by investing in the stocks of companies with a market capitalization between $50 million and $5 billion.

Mid-cap securities with a strong growth history are the primary consideration for this investment philosophy. These companies are evaluated relative to their industry sector and the market in general. Each industry sector is considered in relation to the business cycle, and the Fund maintains large positions in the sectors which appear to perform best in the given cycle. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, and relative attractiveness of price/earnings ratios.

The mid-cap stock universe continued to underperform the large capitalization averages such as the Standard & Poor's 500 and the Dow Jones Industrial Average. This broad underperformance of mid-cap as well as small cap stocks began last summer, as investors sought the liquidity and brand name appeal of big companies.

Our Fund included technology stocks of all sizes, which fared poorly. Our worst holding was Atmel, a midsized chipmaker. Regional bank stocks were adversely impacted by the rise in interest rates, even though these banks all raised their prime lending rate along with their higher cost of funds. On the plus side, building sector stocks such as Stanley Works, Foster Wheeler and American Standard were among the strongest performers.


                                          /s/  ELLIOT PERNY
                                          Elliot Perny
                                          Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------------------
        14.23%           17.30%           15.01%           59.17%


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                       Growth of $10,000
                      Invested in the STI            Growth of $10,000
                    Classic Mid-Cap Equity            Invested in the S&P
                      Fund, Trust Shares            Mid-Cap 400 Index
Period Ended
2/28/94                   $10,000                         $10,000
5/31/94                     9,735                           9,516
5/31/95                    10,958                          10,803
5/31/96                    13,756                          13,877
5/31/97                    15,714                          16,397


Investor Shares
---------------------------------------------------------------
    One Year      Annualized       Annualized       Cumulative
     Return         3 Year          Inception        Inception
                    Return           to Date          to Date
---------------------------------------------------------------
     13.76%         16.75%           14.42%           56.58%      Without load
---------------------------------------------------------------
      9.46%         15.28%           13.11%           50.70%      With load
---------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)



                       Growth of $10,000
                      Invested in the STI              Growth of $10,000
                    Classic Mid-Cap Equity             Invested in the S&P
                      Fund, Investor Shares             Mid-Cap 400 Index
Period Ended
1/31/94                     $ 9,625                         $10,000
5/31/94                       9,471                           9,381
5/31/95                      10,603                          10,650
5/31/96                      13,247                          13,676
5/31/97                      15,070                          16,164


Flex Shares
---------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------
        13.06%           17.91%           38.78%     Without load
---------------------------------------------------
        11.06%           17.91%           38.78%     With load
---------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)


                       Growth of $10,000
                      Invested in the STI              Growth of $10,000
                    Classic Mid-Cap Equity            Invested in the S&P
                      Fund, Flex Shares                Mid-Cap 400 Index
Period Ended
6/30/95                  $10,000                             $10,000
5/31/96                   11,639                              12,339
5/31/97                   13,385                              14,584





Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                            STI SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

The STI Classic Small Cap Equity Fund seeks capital appreciation with a secondary goal of achieving current income by investing in the stocks of companies with a market capitalization of less than $1 billion.

In a period that was very difficult for small capitalization stocks in general, our small cap value equity style produced strong returns. There are several reasons for this outperformance. First, the value style outperformed the growth style of investment by a wide margin. Second, our insistence that every stock we select pay a dividend provided a cushion in a negative margin. Third, we were very underweighted in technology, an area that was very bearish. Finally, we were also underweighted in financial services, an industry that became very richly valued in the fourth quarter.

The top performing stock during the period was Security Connecticut, a life insurance company that focuses on high net worth individuals. The company was bought out by a company with a much larger salesforce that is properly equipped to market Security Connecticut's products. Another winner was Applied Industrial Technology. The company is a large distributor of ball bearings and other manufacturing products. On the downside, Alamo Group, which makes industrial lawn mowing equipment was down. Bad weather negatively impacted the company, and inventories built up dramatically.


                                       /s/  BRETT L. BARNER
                                       Brett L. Barner, CFA
                                       Principal

Shown immediately following the Advisor's Discussion of Fund Performance is a line graph depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark.

Trust Shares*
---------------------------------------------------------
              Three               Cumulative
              Month                Inception
             Return                 to Date
---------------------------------------------------------
              6.60%                 10.97%
---------------------------------------------------------



Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                      Growth of $10,000
                    Invested in STI Clasic              Growth of $10,000
                    Small Cap Equity Fund,             Invested in the Frank
                       Trust Shares                    Russell 2000 Index
Period Ended
1/31/97                  $10,000                             $10,000
5/31/97                   11,097                              10,360

*Commenced operations on January 31, 1997.
 Past performance is no indication of future performance.
 The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                         STI CLASSIC CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

The STI Classic Capital Growth Fund (the "Fund") seeks capital appreciation by investing primarily in stocks which, in the advisor's opinion are undervalued in the marketplace at the time of purchase.

Large capitalization stocks with a strong growth history are the primary consideration for this investment philosophy. Out of this universe of companies, a security is selected for the portfolio when it appears undervalued based on the relative earnings ratios. In order to make this relative value comparison, each stock is compared to its own historical price earnings ratio range, to other stocks in the sector, and to the stock market as measured by indices such as the Standard & Poor's 500 Index.

Our strong performance -- particularly in comparison with other growth managers -- was partly due to heavy concentration in the aerospace conglomerate area, with such holdings as Allied Signal, Textron, United Technology and Tyco. In addition, the Fund benefited from a large position in Microsoft, which was one of the few technology stocks to perform reasonably well during the quarter. The style also benefited from its low weighting in commodity chemicals, financial services, papers and utilities, all of which tend to be negatively impacted by rising interest rates and efforts by the Federal Reserve Board to slow down the economy.

                                      Sincerely,

                                      /s/  ANTHONY R. GRAY
                                      Anthony R. Gray
                                      President, Chief Investment Officer

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

Trust Shares
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
        24.66%           19.68%           15.98%           107.19%
-------------------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment


             Growth of $10,000
          Invested in the STI      Growth of $10,000        Growth of $10,000
          Classic Capital Growth    Invested in the S&P   Invested in the Lipper
           Fund, Trust Shares      500 Composite Index    Growth Funds Average
Period Ended
7/31/92        $10,000                   $10,000               $10,000
5/31/93         11,203                    10,885                11,206
5/31/94         11,638                    11,345                11,780
5/31/95         12,409                    13,631                13,390
5/31/96         16,004                    17,505                17,350
5/31/97         19,951                    22,652                20,424

Investor Shares
-----------------------------------------------------------------
       One Year     Annualized       Annualized       Cumulative
        Return        3 Year          Inception        Inception
                      Return           to Date          to Date
-----------------------------------------------------------------
        23.74%        18.88%           15.86%           108.05%     Without load
-----------------------------------------------------------------
        19.10%        17.37%           14.98%           100.24%     With load
-----------------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment


           Growth of $10,000
          Invested in the STI        Growth of $10,000    Growth of $10,000
         Classic Capital Growth     Invested in the S&P  Invested in the Lipper
          Fund, Investor Shares     500 Composite Index  Growth Funds Average
Period Ended
6/30/92       $ 9,625                   $10,000              $10,000
5/31/93        11,206                    11,329               11,607
5/31/94        11,572                    11,808               12,202
5/31/95        12,258                    14,187               13,870
5/31/96        15,712                    18,219               17,971
5/31/97        19,442                    23,576               21,155


Flex Shares
---------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------------
        23.24%           25.34%           57.10%          Without load
---------------------------------------------------------
        21.24%           25.34%           57.10%          With load
---------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment



            Growth of $10,000
          Invested in the STI       Growth of $10,000       Growth of $10,000
          Classic Capital Growth    Invested in the S&P   Invested in the Lipper
           Fund, Flex Shares      500 Composite Index    Growth Funds Average
Period Ended
6/30/95       $10,000                     $10,000              $10,000
5/31/96        12,387                      12,549               12,432
5/31/97        15,266                      16,239               14,635

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.
                                                                               9

                            STI CLASSIC BALANCED FUND
--------------------------------------------------------------------------------

The STI Classic Balanced Fund (the "Fund") seeks capital appreciation and current income through investments in a diversified portfolio of common stocks, bonds and money market securities.

The Fund uses a bottom-up selection process to find stocks of high quality companies with a history of earnings growth. Bonds are selected by attempting to exploit undervalued bond sectors and areas along the yield curve. No more than 70% of the total assets of the Fund are invested in stocks, and no more than 60% are invested in bonds. At least 20% of the Fund 's total assets will be in senior fixed income securities.

Strong performance for the equity allocation of the Fund was due to its concentration in the aerospace conglomerate area, with such holdings as Allied Signal, Textron and Tyco. The Fund's performance also benefited from its low weighting in commodity chemicals, financial services, papers and utilities, all of which tend to be negatively impacted by rising interest rates.

During a period of rising interest rates, it is advantageous to have a shorter than average maturity structure in a bond portfolio. We maintained such a posture during the quarter, which helped limit the impact of the interest rate hike. The Federal Reserve Board's Chairman, Alan Greenspan, indicated that the rate increase might just be the "first step" and not the final move. We have positioned the Fund accordingly.

                              /s/  ANTHONY R. GRAY
                              Anthony R. Gray
                              President and Chief Investment Officer

                              /s/  L. EARL DENNEY
                              L. Earl Denney, CFA
                              Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

Trust Shares
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
        16.66%           14.14%           11.77%           46.06%
-------------------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment


           Growth of
      $10,000 Invested    Growth of $10,000      Growth of $10,000          Growth of
       in the STI Classic    Invested in       Invested in the Lehman    $10,000 Lipper
        Balanced Fund,        the S&P 500        Government/Corporate     Balanced Funds
         Trust Shares       Composite Index         Bond Index                Average
Period Ended
1/31/94    $10,000            $10,000               $10,000                 $10,000
5/31/94      9,554              9,579                 9,446                   9,505
5/31/95     10,387             11,510                10,543                  10,632
5/31/96     12,180             14,781                10,975                  12,505
5/31/97     14,210             19,126                11,842                  14,525

Investor Shares
--------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------
        16.27%           13.74%           11.32%           44.07%   Without load
--------------------------------------------------------------------
        11.92%           12.31%           10.07%           38.66%   With load
--------------------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment

Period Ended

           Growth of
       $10,000 Invested     Growth of $10,000      Growth of $10,000          Growth of
       in the STI Classic     Invested in       Invested in the Lehman    $10,000 Lipper
         Balanced Fund,       the S&P 500        Government/Corporate     Balanced Funds
         Investor Shares    Composite Index         Bond Index                Average
Period Ended
1/31/94    $ 9,625            $10,000                $10,000                  $10,000
5/31/94      9,238              9,579                  9,446                    9,505
5/31/95     10,004             11,510                 10,543                   10,632
5/31/96     11,693             14,781                 10,975                   12,505
5/31/97     13,595             19,126                 11,842                   14,525

 Flex Shares
--------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
--------------------------------------------------
        15.40%           15.51%           32.75%    Without load
--------------------------------------------------
        13.40%           15.51%           32.75%    With load
--------------------------------------------------

GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment


           Growth of
       $10,000 Invested     Growth of $10,000      Growth of $10,000         Growth of
       in the STI Classic     Invested in       Invested in the Lehman    $10,000 Lipper
         Balanced Fund,       the S&P 500        Government/Corporate     Balanced Funds
          Flex Shares       Composite Index           Bond Index              Average
Period Ended
6/30/95    $10,000            $10,000                $10,000                 $10,000
5/31/96     11,401             12,549                 10,327                  11,536
5/31/97     13,157             16,239                 11,143                  13,399

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                                                                              11

                    STI CLASSIC EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

The STI Classic Emerging Markets Equity Fund (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging markets that appear undervalued relative to their global peers.

Emerging markets performances for the year were led by Eastern Europe and Latin America. The Fund's overweighted positions in these two regions aided our performance for the year compared to the Fund's benchmark, Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index.

The Fund's Asian exposure is underweight relative to the Index. This is based on our belief that the region and the stocks within the region were overvalued. Our reasoning is that as economies become more global, prices for goods and services will become more competitive. The company which can produce higher quality products at the lowest cost will be more profitable and attract more investors. We feel that each and every company should be viewed on its own valuation regardless of where its stock trades, and therefore focus on industries and companies with better valuations.

A few of the Fund's brightest stars were Telebras, Brazil's telecommunication system which was aided by favorable regulatory issues and a low relative valuation, and Gedeon Richter, Hungary's main manufacturer of pharmaceutical products for the heart and central nervous system. In India, Hindalco, a major aluminum producer, has also contributed to the performance of the Fund. It is one of the lowest cost producers in the world and is benefiting from the expectation that metal prices will strengthen.


                                        /s/  NED DAU
                                        Ned Dau
                                        Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance is a line graph depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark.

Trust Shares*
---------------------------------------------------------
              Three               Cumulative
              Month                Inception
             Return                 to Date
---------------------------------------------------------
              3.45%                  7.90%
---------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                        Growth of $10,000
                       Invested in the STI                Growth of $10,000
                       Classic Emerging                  Invested in the MSCI
                       Markets Equity Fund                Emerging Markets
                           Trust Shares                       Free Index
Period Ended
1/31/97                       $10,000                           $10,000
5/31/97                        10,790                            10,365

*Commenced operations on January 31, 1997.
 Past performance is no indication of future performance.
 The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                   STI CLASSIC INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

The STI Classic International Equity Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product Index (the "MSCI EAFE-GDP Index"). The Fund has been constructed to have the aggregate investment characteristics similar to those of the MSCI EAFE-GDP Index. The Fund limits investments to a representative sample of securities contained within the Index. Not all securities or countries in the Index will be held in the Fund. Securities are selected using a statistically-based optimization process. No attempt is made to manage the Fund using traditional economic, financial and market analysis. All securities are purchased and held in their local currencies.

For the year ending May 31, 1997, the Fund met its objective. The Fund's correlation to the MSCI EAFE-GDP Index was .99. This exceeded the expected annual correlation of over .951. The Fund's overall performance for the fiscal year was similar to the MSCI EAFE-GDP Index on a post fee adjusted basis.


                                   /s/  ROBERT J. RHODES, CFA
                                   Robert J. Rhodes, CFA
                                   Group Vice President


                                   /s/  STANLEY J. CHERNY
                                   Stanley J. Cherny
                                   Vice President

------------
1Prospectus, Trust Shares, STI Classic Funds, dated October 1, 1996, page 12.

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark.


Trust Shares
--------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------------
         7.48%            6.48%           20.62%
---------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000               Growth of $10,000
                 Invested in the STI             Invested in the MSCI
                Classic International              EAFE-GDP Weighted,
                  Equity Index Fund,                Index in U.S.
                     Trust Shares                   $(Price Return)
Period Ended
6/30/94               $10,000                         $10,000
5/31/95                10,331                          10,343
5/31/96                11,291                          11,255
5/31/97                12,135                          12,066

Investor Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
         7.12%            6.06%           19.20%        Without load
------------------------------------------------------
         3.14%            4.71%           14.72%        With load
------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000              Growth of $10,000
                 Invested in the STI             Invested in the MSCI
                Classic International             EAFE-GDP Weighted,
                  Equity Index Fund,              Index in U.S.
                    Investor Shares               $(Price Return)
Period Ended
6/30/94                $ 9,625                       $10,000
5/31/95                  9,904                        10,343
5/31/96                 10,786                        11,255
5/31/97                 11,554                        12,066

Flex Shares
---------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------------
         6.41%            7.34%           15.07%          Without load
---------------------------------------------------------
         4.41%            7.34%           15.07%          With load
---------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment

                  Growth of $10,000               Growth of $10,000
                 Invested in the STI             Invested in the MSCI
                Classic International             EAFE-GDP Weighted,
                  Equity Index Fund,                Index in U.S.
                    Flex Shares                    $(Price Return)
Period Ended
6/30/95                $10,000                         $10,000
5/31/96                 10,911                          11,019
5/31/97                 11,610                          11,813

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                      STI CLASSIC INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The STI Classic International Equity Fund (the "Fund") invests in equity securities of foreign issuers and seeks to provide long term capital appreciation. We strive to obtain investment results that outperform the international markets and the average international mutual fund. The Fund focuses on sector and company fundamentals specifically looking for companies which exhibit top managements, quality products and sound financial positions. Our goal is to find companies which fit the above criteria but are selling at a discount to their global peers.

During the past year, the Fund's under weighting in the Japanese market and its relative over weighting in the European markets contributed to the strong return. On a sector basis, the Fund's overweight position in capital equipment and consumer goods sector was a positive factor in its relative out performance.

Our current stock selection process continues to lead us to overweight the capital equipment and the consumer goods sector based on bottom up company valuations. Our other weightings which deviate from the index averages include services and energy where we are underweighted.

Geographically our largest exposure remains Europe. As we view the world on an industry and regional basis we continue to find financially solid companies with appealing valuations in Europe. Emerging markets continue to show good relative valuations, particularly in the Latin and South American markets where fundamentals are improving and we maintain an overweight position.

The Fund's largest market weighting deviation continues to be underweight in the Japanese market. While the Japanese economy appears to be showing signs of life and some companies have improved their competitive position by moving manufacturing offshore, we continue to believe that on valuation measures, the Japanese market remains expensive to its global industry peers, and thus we remain underweight.


                                        /s/  NED DAU
                                        Ned Dau
                                        Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark.


Trust Shares
--------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------------
        23.29%           25.50%           40.56%
---------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                        Growth of $10,000
                       Invested in the STI              Growth of $10,000
                       Classic International           Invested in the MSCI
                           Equity Fund,                    EAFE Index,
                           Trust Shares                      in U.S.$
Period Ended
12/31/95                    $10,000                         $10,000
5/31/96                      10,973                          10,393
5/31/97                      13,528                          11,178



Investor Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
        22.85%           22.99%           33.91%        Without load
------------------------------------------------------
        18.28%           19.68%           28.85%        With load
------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)


                        Growth of $10,000
                       Invested in the STI               Growth of $10,000
                       Classic International           Invested in the MSCI
                           Equity Fund,                    EAFE Index,
                         Investor Shares                      in U.S.$
Period Ended
1/31/96                    $ 9,625                           $10,000
5/31/96                     10,421                            10,351
5/31/97                     12,802                            11,132


Flex Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
        21.98%           22.30%           32.85%        Without load
------------------------------------------------------
        19.98%           22.30%           32.85%        With load
------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment

                        Growth of $10,000
                       Invested in the STI              Growth of $10,000
                       Classic International           Invested in the MSCI
                         Equity Index Fund,                EAFE Index,
                           Flex Shares                      in U.S.$
Period Ended
1/31/96                       $10,000                       $10,000
5/31/96                        10,818                        10,351
5/31/97                        13,196                        11,132

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                         STI CLASSIC SUNBELT EQUITY FUND
--------------------------------------------------------------------------------

The objective of the STI Classic Sunbelt Equity Fund (the "Fund") is to provide capital appreciation by investing in U.S. companies located in the Sunbelt region. The Fund's philosophy is centered on the belief that a portfolio of companies with positive earnings trends will generate above average returns over time. This focus on favorable earnings characteristics has been and remains the Fund's cornerstone.

The Fund invests in companies which are headquartered or conduct the majority of their business in the twelve state Sunbelt region which runs from Virginia down to Florida and over to Texas. The favorable economic and demographic trends in the Sunbelt have resulted in a vibrant and growing business climate. Such an environment leads to above average investment opportunities. Key trends in the Sunbelt are low cost levels, an excellent transportation system, expansion in personal income and growth in population.

The Fund's investment universe consists of approximately 1,400 public companies, of which roughly 270 are covered extensively by our nine dedicated research analysts. Before a company can be considered for investment, it must satisfy initial screening criteria which include: five year operating history, market capitalization of a least $50 million, monthly trading volume of $20 million, management continuity and strong fundamental history. Once the initial screening is complete, the stocks chosen for purchase generally have strong or improving growth rates, a demonstrated ability to meet expectations and rising estimates.

Over time, the companies owned in the Fund have shown above average earnings growth rates. The above average growth rates have continued through the Fund's 1997 fiscal year and are a direct result of the Fund's bottom up orientation. Yet the Fund's performance did not reflect these favorable earnings trends and fundamentals. The reason is that the Sunbelt region is biased towards small and mid-sized companies. The smaller stocks were overlooked during the past twelve months as the stock market was dominated by investors seeking larger more liquid stocks. Recently, smaller more growth-oriented stocks, including those owned in the Fund, have rebounded as the large companies' earnings growth has become more suspect. The Fund is expected to continue to benefit from this shift.


                                    /s/  JAMES P. FOSTER
                                    James P. Foster
                                    Vice President

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


TRUST SHARES
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
         1.48%           14.69%           11.83%           46.34%
-------------------------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment

                   Growth of           Growth of             Growth of
                $10,000 Invested    $10,000 Invested     $10,000 Invested
               in the STI Classic    in the S&P 600        in the Frank
                 Sunbelt Equity      Small Cap Index       Russell 2000
                  Fund, Trust                              Growth Index (1)
                    Shares
Period Ended
1/31/94           $10,000                $10,000                $10,000
5/31/94             9,530                  9,209                  9,149
5/31/95             9,893                 10,110                 10,309
5/31/96            14,165                 13,995                 14,907
5/31/97            14,375                 15,671                 14,102


Investor Shares
---------------------------------------------------------------
   One Year        Annualized       Annualized       Cumulative
    Return           3 Year          Inception        Inception
                     Return           to Date          to Date
---------------------------------------------------------------
     1.05%           14.14%           11.32%           44.08%      Without load
---------------------------------------------------------------
    -2.71%           12.68%           10.08%           38.68%      With load
---------------------------------------------------------------



GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment

                    Growth of           Growth of              Growth of
                $10,000 Invested    $10,000 Invested       $10,000 Invested
               in the STI Classic    in the S&P 600         in the Frank
                 Sunbelt Equity      Small Cap Index        Russell 2000
                  Fund, Investor                            Growth Index (1)
                    Shares
Period Ended
1/31/94           $ 9,625                $10,000                $10,000
5/31/94             9,162                  9,209                  9,149
5/31/95             9,455                 10,110                 10,309
5/31/96            13,481                 13,995                 14,907
5/31/97            13,622                 15,671                 14,102


Flex Shares
-------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
-------------------------------------------------------
         0.46%           18.46%           40.07%        Without load
-------------------------------------------------------
        -1.40%           18.46%           40.07%        With load
-------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                   Growth of           Growth of             Growth of
                $10,000 Invested    $10,000 Invested     $10,000 Invested
               in the STI Classic    in the S&P 600        in the Frank
                 Sunbelt Equity      Small Cap Index       Russell 2000
                  Fund, Flex                               Growth Index (1)
                    Shares
Period Ended
6/30/95           $10,000               $10,000                $10,000
5/31/96            13,571                13,122                 13,528
5/31/97            13,633                14,695                 12,797

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

(1) In the current year, the Fund changed its benchmark index from the S&P 600 Small Cap Index to the Frank Russell 2000 Growth Index. The new index more accurately reflects the investment strategies and objectives of the Fund. Future comparisons will be based solely on the new index.

                STI CLASSIC INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

The STI Classic Investment Grade Tax-Exempt Bond Fund (the "Fund") seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital by investing in investment grade fixed income securities.

In the municipal bond market we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by utilizing various techniques. One such technique is emphasizing cheap sectors of the yield curve. Another is to be a relative value investor, we try to overweight undervalued sectors and underweight overvalued sectors. Also, we take advantage of changes in yield spreads. We buy specific bonds when spreads are trading historically wide and sell when the spreads are trading historically narrow. Credit analysis is an important technique especially in today's market. We try to identify and invest in improving credits and avoid those credits which are deteriorating. The underlying concept to all these techniques is to enhance total return without adding risk.

Due to rising interest rates, fixed-income funds of all types had a difficult six months. However, tax-exempt bonds performed relatively well compared to U.S. Treasuries. As is typical for the municipal market, the supply of bonds was light during January and February, keeping prices firm. For instance, a five-year AAA municipal bond was priced to yield about 70% of similar maturity U.S. Treasuries, which is slightly lower than average. Since bond prices move in the opposite direction to bond yields, that means that municipal bond prices were higher than normal in relation to U.S. Treasuries.


                              /s/  Ronald H. Schwartz
                              Ronald H. Schwartz, CFA, CFP
                              Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


Trust Shares
--------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------
         7.13%            7.70%            6.04%           23.58%
--------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                 Growth of $10,000      Growth of $10,000    Growth of $10,000
                 Invested in the STI   Invested in the Lehman  Lipper Immediate
                 Classic Investment     Brothers 5 Year G.O.    Municipal Debt
                  Grade Tax-Exempt             Index                Average
                  Bond Fund, Trust
                       Shares
Period Ended
10/31/93            $10,000                $10,000              $10,000
5/31/94               9,976                  9,943                9,828
5/31/95              10,995                 10,627               10,518
5/31/96              11,635                 11,131               10,934
5/31/97              12,464                 11,807               11,615


Investor Shares
---------------------------------------------------------------
   One Year        Annualized       Annualized       Cumulative
    Return           3 Year          Inception        Inception
                     Return           to Date          to Date
---------------------------------------------------------------
     6.69%            7.32%            7.80%           45.33%      Without load
---------------------------------------------------------------
     2.72             5.95%            6.98%           39.88%      With load
---------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000      Growth of $10,000    Growth of $10,000
                 Invested in the STI   Invested in the Lehman  Lipper Immediate
                 Classic Investment     Brothers 5 Year G.O.    Municipal Debt
                  Grade Tax-Exempt             Index                Average
                 Bond Fund, Investor
                       Shares
Period Ended
6/30/92             $ 9,625                   $10,000                $10,000
5/31/93              10,731                    10,778                 10,891
5/31/94              11,309                    11,112                 11,213
5/31/95              12,429                    11,877                 12,001
5/31/96              13,101                    12,440                 12,475
5/31/97              13,977                    13,196                 13,252


Flex Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
         6.19%            5.55%           11.41%        Without load
------------------------------------------------------
         4.19%            5.55%           11.41%        With load
------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000      Growth of $10,000    Growth of $10,000
                 Invested in the STI   Invested in the Lehman  Lipper Immediate
                 Classic Investment     Brothers 5 Year G.O.    Municipal Debt
                  Grade Tax-Exempt             Index                Average
                  Bond Fund, Flex
                       Shares
Period Ended
6/30/95             $10,000                  $10,000                 $10,000
5/31/96              10,541                   10,465                  10,439
5/31/97              11,193                   11,102                  11,089

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                    STI CLASSIC FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

The STI Classic Florida Tax-Exempt Bond Fund (the "Fund") seeks to provide current income exempt from regular federal income tax by investing in municipal bonds issued by the state of Florida and its municipalities.

In the municipal bond market we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by utilizing various techniques. One such technique is emphasizing cheap sectors of the yield curve. Another is to be a relative value investor, we try to overweight undervalued sectors and underweight overvalued sectors. Also, we take advantage of changes in yield spreads. We buy specific bonds when spreads are trading historically wide and sell when the spreads are trading historically narrow. Credit analysis is an important technique especially in today's market. We try to identify and invest in improving credits and avoid those credits which are deteriorating. The underlying concept to all these techniques is to enhance total return without adding risk.

Due to rising interest rates, fixed-income funds of all types had a difficult six months. However, tax-exempt bonds performed relatively well compared to U.S. Treasuries. As is typical for the municipal market, the supply of bonds was light during January and February, keeping prices firm. For instance, a five-year AAA municipal bond was priced to yield about 70% of similar maturity U.S. Treasuries, which is slightly lower than average. Since bond prices move in the opposite direction to bond yields, that means that municipal bond prices were higher than normal in relation to U.S.
Treasuries.


                                 /s/  RONALD H. SCHWARTZ
                                 Ronald H. Schwartz,CFA, CFP
                                 Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

Trust Shares
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
         7.22%            6.76%            5.66%           20.24%
-------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000     Growth of $10,000    Growth of $10,000
                 Invested in the STI  Invested in the Lehman   Lipper Florida
                 Classic Florida Tax-   10-Year Municipal     Municipal Debt
                  Exempt Bond Fund,        Bond Index             Average
                   Trust Shares
Period Ended
1/31/94            $10,000                $10,000                  $10,000
5/31/94              9,786                  9,533                    9,354
5/31/95             10,692                 10,389                   10,203
5/31/96             11,106                 10,880                   10,548
5/31/97             11,908                 11,769                   11,335



Investor Shares
---------------------------------------------------------------
   One Year        Annualized       Annualized       Cumulative
    Return           3 Year          Inception        Inception
                     Return           to Date          to Date
---------------------------------------------------------------
     7.00%            6.58%            5.46%           19.59%      Without load
---------------------------------------------------------------
     3.01%            5.23%            4.27%           15.10%      With load
---------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000     Growth of $10,000    Growth of $10,000
                 Invested in the STI  Invested in the Lehman   Lipper Florida
                 Classic Florida Tax-   10-Year Municipal      Municipal Debt
                  Exempt Bond Fund,        Bond Index             Average
                   Investor Shares
Period Ended
1/31/94             $ 9,625                $10,000                  $10,000
5/31/94               9,418                  9,533                    9,354
5/31/95              10,270                 10,389                   10,203
5/31/96              10,656                 10,880                   10,548
5/31/97              11,402                 11,769                   11,335


Flex Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
         6.48%            4.86%            9.96%        Without load
------------------------------------------------------
         4.48%            4.86%            9.96%        With load
------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000     Growth of $10,000    Growth of $10,000
                 Invested in the STI  Invested in the Lehman   Lipper Florida
                 Classic Florida Tax-   10-Year Municipal     Municipal Debt
                  Exempt Bond Fund,        Bond Index             Average
                   Flex Shares
Period Ended
6/30/95              $10,000               $10,000                 $10,000
5/31/96               10,424                10,539                  10,484
5/31/97               11,099                11,400                  11,266


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                   STI CLASSIC TENNESSEE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

The STI Classic Tennessee Tax-Exempt Bond Fund (the "Fund") seeks to provide current income exempt from regular federal and state income tax by investing in municipal bonds issued by the state of Tennessee and its municipalities.

In the municipal bond market we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by emphasizing cheap sectors of the yield curve, overweighting undervalued sectors and underweighting overvalued sectors. Another technique is credit analysis, where we try to identify and invest in improving credits and avoid those credits which are deteriorating.

Due to rising interest rates, fixed-income funds of all types had a difficult six months. However, tax-exempt bonds performed relatively well compared to U.S. Treasuries. As is typical for the municipal market, the supply of bonds was light during January and February, keeping prices firm. For instance, a five-year AAA municipal bond was priced to yield about 70% of similar maturity U.S. Treasuries, which is slightly lower than average. Since bond prices move in the opposite direction to bond yields, that means that municipal bond prices were higher than normal in relation to U.S. Treasuries.


                                /s/  RONALD H. SCHWARTZ
                                Ronald H. Schwartz, CFA, CFP
                                Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


Trust Shares
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
         7.16%            6.23%            3.47%           12.08%
-------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                 Growth of $10,000     Growth of $10,000     Growth of $10,000
                 Invested in the STI  Invested in the Lehman   Lipper Tennessee
                Classic Tennessee Tax-  10-Year Municipal       Municipal Debt
                 Exempt Bond Fund,         Bond Index              Average
                  Trust Shares
Period Ended
1/31/94            $10,000                $10,000                  $10,000
5/31/94              9,282                  9,533                    9,430
5/31/95             10,040                 10,389                   10,189
5/31/96             10,385                 10,880                   10,564
5/31/97             11,128                 11,769                   11,350


Investor Shares
------------------------------------------------------------
       One Year     Annualized     Annualized     Cumulative
        Return        3 Year        Inception      Inception
                      Return         to Date        to Date
------------------------------------------------------------
         6.93%         6.13%          3.40%         11.89%      Without load
------------------------------------------------------------
         2.89%         4.78%          2.23%          7.69%      With load
------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                 Growth of $10,000     Growth of $10,000     Growth of $10,000
                 Invested in the STI  Invested in the Lehman   Lipper Tennessee
                Classic Tennessee Tax-  10-Year Municipal       Municipal Debt
                 Exempt Bond Fund,         Bond Index              Average
                  Investor Shares
Period Ended
1/31/94             $ 9,625                $10,000                  $10,000
5/31/94               8,942                  9,533                    9,430
5/31/95               9,679                 10,389                   10,189
5/31/96               9,996                 10,880                   10,564
5/31/97              10,689                 11,769                   11,350


Flex Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
         6.42%            4.19%            8.50%        Without load
------------------------------------------------------
         4.42%            4.19%            8.50%        With load
------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                 Growth of $10,000     Growth of $10,000     Growth of $10,000
                 Invested in the STI  Invested in the Lehman   Lipper Tennessee
                Classic Tennessee Tax-  10-Year Municipal       Municipal Debt
                 Exempt Bond Fund,         Bond Index              Average
                   Flex Shares
Period Ended
6/30/95            $10,000                $10,000                  $10,000
5/31/96             10,401                 10,539                   10,477
5/31/97             11,068                 11,400                   11,257

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                    STI CLASSIC GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

The STI Classic Georgia Tax-Exempt Bond Fund (the Fund") seeks to provide current income exempt from federal and state income taxes for Georgia residents without undue investment risk. Total return for the Fund includes current income as well as changes in the value of the Fund's assets. As of May 31, 1997, the Fund had an average maturity of 9.4 years and a one year annualized total return of 6.79% which compared with the Lipper Georgia Municipal Debt at 7.68%. The Lehman Ten Year Municipal Bond Index, which does not include Fund expenses, had an annual return of 8.17%. The lower return for the Fund reflects our conservative strategy which tends to better protect our participants from undue principal risk if interest rates rise. As a consequence, returns on the Fund may lag the indices if interest rates fall which was the case for this fiscal year.

Our investment philosophy in the municipal market is to provide our shareholders, as conservative investors, with high quality investments, income stability, and a favorable risk/return ratio. In keeping with our philosophy we look for value within the state of Georgia utilizing internal as well as outside credit analysis to identify areas in the state that are possible quality upgrade candidates, monitoring shifts within the Georgia market which may create investment opportunities and subsequently allow the Fund to achieve gains, while at the same time maintaining a geographical diversity to minimize credit risk. Given our philosophy, and in light of the market's volatile nature in recent years, we are maintaining a relatively defensive position. The average maturity and duration may vary slightly in the future however, depending on our outlook for the market.

The municipal market was volatile in the second half of 1996 as well as during the first half of 1997 as investors nervously watched economic data trying to determine if a possible rise in inflation was indicated. The economy showed strength while inflation remained low. However, in a much anticipated move the Federal Reserve Board (the "Fed") raised short term interest rates in March 1997. Investors continued to monitor the economic data and many expected the Fed to tighten again in May 1997, but there was no move at that time, which has led to speculation that additional Fed action may be taken to raise interest rates later this year.

Municipal yields fell in the second half of 1996 with prices peaking in December. Despite rallies in December 1996 and February 1997 interest rates gradually rose until early May 1997 when they began to fall again. With all the volatility experienced during the fiscal year, there was very little net change in the short rates. Long term rates saw the biggest move with a price increase of almost thirty-five basis points.

The current data being released is mixed as to the direction of the economy so many investors are reluctant to commit resources. Sporadic supply and investors' wavering enthusiasm for bonds has resulted in the market trading in a fairly narrow range. That trend will likely continue near term.

The Georgia municipal market, in the first half of 1997, experienced heavy volume in new school district deals, all with short maturities. Issuance of other Georgia bonds was lighter, but fairly active. As a result of the current appetite for Georgia municipal bonds, all were well received by investors. We should continue to see greater volume in new Georgia deals throughout the rest of 1997.


                                                /s/  GAY B. CASH
                                                Gay B. Cash
                                                Vice President

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment as $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


Trust Shares
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
         6.79%            5.87%            3.81%           13.40%
-------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000    Growth of $10,000     Growth of $10,000
                 Invested in the STI Invested in the Lehman    Lipper Georgia
                 Classic Georgia Tax-  10-Year Municipal       Municipal Debt
                   Exempt Bond Fund,      Bond Index               Average
                    Trust Shares
Period Ended
1/31/94              $10,000                $10,000                  $10,000
5/31/94                9,529                  9,533                    9,338
5/31/95               10,190                 10,389                   10,124
5/31/96               10,587                 10,880                   10,496
5/31/97               11,305                 11,769                   11,302


 Investor Shares
-------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
-------------------------------------------------------------------
         6.47%            5.61%            3.63%           12.75%   Without load
-------------------------------------------------------------------
         2.51%            4.27%            2.46%            8.52%   With load
-------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000    Growth of $10,000     Growth of $10,000
                 Invested in the STI Invested in the Lehman    Lipper Georgia
                 Classic Georgia Tax-  10-Year Municipal       Municipal Debt
                   Exempt Bond Fund,      Bond Index               Average
                   Investor Shares
Period Ended
1/31/94              $ 9,625                $10,000                  $10,000
5/31/94                9,171                  9,533                    9,338
5/31/95                9,785                 10,389                   10,124
5/31/96               10,147                 10,880                   10,496
5/31/97               10,803                 11,769                   11,302


Flex Shares
------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
------------------------------------------------------
         6.06%            4.15%            8.41%        Without load
------------------------------------------------------
         4.06%            4.15%            8.41%        With load
------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

                  Growth of $10,000    Growth of $10,000     Growth of $10,000
                 Invested in the STI Invested in the Lehman    Lipper Georgia
                 Classic Georgia Tax-  10-Year Municipal       Municipal Debt
                   Exempt Bond Fund,      Bond Index               Average
                     Flex Shares
Period Ended
6/30/95              $10,000                 $10,000               $10,000
5/31/96               10,370                  10,539                10,482
5/31/97               10,998                  11,400                11,287

Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                     STI CLASSIC INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

The STI Classic Investment Grade Bond Fund (the "Fund") seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital by investing in corporate investment grade bonds and U.S. government securities.

The Fund utilizes an investment philosophy which minimizes risk, while attempting to outperform selected market indices. The core portfolio is structured around the composition of the Lehman Brothers Government/ Corporate Bond Index. The composition of the index is reviewed and quantitative historical data is analyzed to determine the optimal spread ranges of the different market sectors.

Once the optimum market sectors are selected, an over- or under-weighting is developed in different sectors by investing in well-valued issues. All securities purchased are carefully reviewed for value. Yield curve analysis and credit ratings are an important part of this process.

Over the last year, mortgage-backed securities and corporate bonds have tended to outperform U.S. Treasury bonds. Because mortgage outperformed strongly in the beginning of the calendar year, we reduced the Fund's allocation by about 15%. Meanwhile we increased our allocation of corporate bonds by about 10%.



                                                /s/  L. EARL DENNEY
                                                L. Earl Denney, CFA
                                                Managing Director

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment as $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------------------
         6.99%            7.10%            6.26%           34.44%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

               Growth of $10,000     Growth of $10,000       Growth of $10,000
              Invested in the STI   Invested in the Lehman  Lipper Intermediate
              Classic Investment     Government/Corporate  Investment Grade Debt
             Grade Bond Fund, Trust      Bond Index              Average
                   Shares
Period Ended
   7/31/92         $10,000                $10,000               $10,000
   5/31/93          10,736                 10,788                10,698
   5/31/94          10,861                 10,897                10,737
   5/31/95          11,990                 12,162                11,813
   5/31/96          12,472                 12,660                12,255
   5/31/97          13,344                 13,661                13,182


Investor Shares
--------------------------------------------------------------
  One Year        Annualized       Annualized       Cumulative
   Return           3 Year          Inception        Inception
                    Return           to Date          to Date
--------------------------------------------------------------
    6.66%            6.70%            5.99%           33.54%    Without load
--------------------------------------------------------------
    2.68%            5.34%            5.18%           28.52%    With load
--------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

               Growth of $10,000     Growth of $10,000       Growth of $10,000
              Invested in the STI   Invested in the Lehman  Lipper Intermediate
              Classic Investment     Government/Corporate  Investment Grade Debt
             Grade Bond Fund, Trust      Bond Index              Average
                   Shares
Period Ended
 6/30/92          $ 9,625                 $10,000               $10,000
 5/31/93           10,486                  11,064                10,941
 5/31/94           10,577                  11,176                10,981
 5/31/95           11,639                  12,473                12,082
 5/31/96           12,046                  12,984                12,533
 5/31/97           12,849                  14,010                13,481


Flex Shares
---------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------
         6.16%            4.33%            8.77%    Without load
---------------------------------------------------
         4.16%            4.33%            8.77%    With load
---------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)

               Growth of $10,000      Growth of $10,000      Growth of $10,000
              Invested in the STI   Invested in the Lehman  Lipper Intermediate
              Classic Investment     Government/Corporate  Investment Grade Debt
             Grade Bond Fund, Flex       Bond Index               Average
                   Shares
Period Ended
  6/30/95           $10,000                $10,000               $10,000
  5/31/96            10,232                 10,327                10,313
  5/31/97            10,862                 11,143                11,093


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                        STI CLASSIC SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

The investment objective of the STI Classic Short-Term Bond Fund (the "Fund") is to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short to intermediate-term investment grade fixed income securities. The Fund attempts to capture the yield advantage which normally exists between money market instruments and short to intermediate-term bonds. The price volatility of short to intermediate-term bonds is fairly modest and over time it consistently has been offset by the incremental yield these instruments offer relative to money market securities. The Fund is managed from a total return perspective; that is, day to day decisions are made with a view towards maximizing income and price appreciation. The investment discipline applied in managing the Fund emphasizes adding value through yield curve, sector and credit analysis. Investments are made in those sectors, credits, and segments of the yield curve within the applicable universe which offer the most attractive risk/reward trade-offs. For example, we study historical yield spread data of the corporate and mortgage sectors and compare it with the current environment to identify buying and selling opportunities between various sectors. We also use internal credit analysis and screening to identify opportunities in corporate bonds. We look for those instruments that offer incremental yield for a given level of credit risk.

The total return earned by the Fund (Trust Shares) over the last twelve months was 6.30%, as compared to 6.23% for the Salomon One-Year Treasury Benchmark On-the-Run and 6.63% for the Salomon 1-3 year Treasury/Government Sponsored/Corporate Index, neither of which include fees or expenses. The Fund's return was approximately 1.35% above the average taxable money market fund. We believe the Fund continues to meet or exceed its objective.


                                       /s/  DAVID S. YEALY
                                       David S. Yealy
                                       Vice President

Shown immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment as $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------------------
         6.30%            6.11%            5.04%           23.02%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)
                                                               Growth of $10,000
                 Growth of $10,000      Growth of $10,000     Invested in the
                Invested in the STI   Invested in the Salomon  Salomon One Year
                Classic Short-Term          1-3 Year          Treasury Benchmark
                 Bond Fund, Trust      Treasury/Government        On-the-Run
                      Shares           Sponsored/Corporate
                                              Index
Period Ended
3/31/93              $10,000                 $10,000              $10,000
5/31/93               10,035                  10,039               10,035
5/31/94               10,238                  10,260               10,303
5/31/95               11,016                  11,021               10,965
5/31/96               11,506                  11,614               11,593
5/31/97               12,231                  12,384               12,315


Investor Shares
--------------------------------------------------------------
  One Year        Annualized       Annualized       Cumulative
   Return           3 Year          Inception        Inception
                    Return           to Date          to Date
--------------------------------------------------------------
    5.97%            5.87%            4.69%           21.20%   Without load
--------------------------------------------------------------
    3.87%            5.16%            4.18%           18.72%   With load
--------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment
GRAPH CHART (GRAPHIC OMITTED)
                                                              Growth of $10,000
                 Growth of $10,000     Growth of $10,000       Invested in the
                Invested in the STI  Invested in the Salomon   Salomon One Year
                Classic Short-Term         1-3 Year          Treasury Benchmark
                 Bond Fund, Investor      Treasury/Government     On-the-Run
                      Shares           Sponsored/Corporate
                                              Index
Period Ended
3/31/93            $ 9,800                  $10,000                $10,000
5/31/93              9,838                   10,039                 10,035
5/31/94             10,017                   10,260                 10,303
5/31/95             10,762                   11,021                 10,965
5/31/96             11,218                   11,614                 11,593
5/31/97             11,887                   12,384                 12,315


Flex Shares
---------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------
         5.62%            4.70%            9.36%     Without load
---------------------------------------------------
         3.62%            4.70%            9.36%     With load
---------------------------------------------------


GRAPH CHART (GRAPHIC OMITTED)
Comparison of Change in the Value of a $10,000 Investment
                                                             Growth of $10,000
                Growth of $10,000     Growth of $10,000       Invested in the
                Invested in the STI  Invested in the Salomon   Salomon One Year
                Classic Short-Term         1-3 Year          Treasury Benchmark
                 Bond Fund, Flex      Treasury/Government        On-the-Run
                      Shares           Sponsored/Corporate
                                              Index
Period Ended
6/30/95            $10,000                   $10,000                 $10,000
5/31/96             10,359                    10,481                  10,511
5/31/97             10,941                    11,176                  11,166


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.
                                                                              31

              STI CLASSIC SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

The investment objective of STI Classic Short-Term U.S. Treasury Securities Fund (the "Fund") is to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital through investment exclusively in short-term U.S. Treasury securities. The goal of the Fund is to capture the yield advantage which normally exists between money market instruments and short-term bonds. The price volatility of short-term bonds is very modest and over time has consistently been offset by the incremental yield of these instruments relative to money market securities. The Fund is managed from a total return perspective, that is, day to day decisions are made with a view toward maximizing income and price appreciation. The investment discipline applied in managing the Fund emphasizes adding value through yield curve analysis. Investments are made in those segments of the yield curve within the applicable universe which offer the most attractive risk/reward trade-off.

The total return earned by the Fund (Trust Shares) over the last twelve months was 5.76%, as compared to 5.38% for the Salomon 6-month Treasury Bill Index. The Fund's return was also approximately one percent above the average treasury money market fund. We believe the Fund continues to meet or exceed its objective.


                                       /s/  DAVID S. YEALY
                                       David S. Yealy
                                       Vice President

Shown Immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.


Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Annualized       Cumulative
        Return           3 Year          Inception        Inception
                         Return           to Date          to Date
--------------------------------------------------------------------------------
         5.76%            5.53%            4.56%           20.66%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

              Growth of $10,000       Growth of $10,000       Growth of $10,000
             Invested in the STI    Invested in the Salomon   Invested in the
            Classic Short-Term U.S.       1-3 Year            Salomon 6 Month
             Treasury Securities     Treasury/Government    Treasury Bill Index
             Fund, Trust Shares      Sponsored/Corporate
Period Ended                               Index
3/31/93         $10,000                   $10,000                 $10,000
5/31/93          10,024                    10,039                  10,053
5/31/94          10,242                    10,260                  10,391
5/31/95          10,868                    11,021                  10,953
5/31/96          11,382                    11,614                  11,554
5/31/97          12,038                    12,384                  12,176

Investor Shares
-------------------------------------------------------------
One Year        Annualized       Annualized       Cumulative
 Return           3 Year          Inception        Inception
                  Return           to Date          to Date
-------------------------------------------------------------
  5.59%            5.38%            4.40%           19.83%      Without load
-------------------------------------------------------------
  4.53%            5.03%            4.15%           18.65%      With load
-------------------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

                                       Growth of $10,000
             Growth of $10,000     Invested in the Salomon
            Invested in the STI           1-3 Year            Growth of $10,000
             Classic Short-Term U.S.   Treasury/Government   Invested in the
            Treasury Securities    Sponsored/Corporate         Salomon 6 Month
           Fund, Investor Shares            Index           Treasury Bill Index
Period Ended
3/31/93           $9,900                   $10,000                $10,000
5/31/93            9,920                    10,039                 10,053
5/31/94           10,121                    10,260                 10,391
5/31/95           10,731                    11,021                 10,953
5/31/96           11,216                    11,614                 11,554
5/31/97           11,843                    12,384                 12,176


Flex Shares
---------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------
         5.19%            4.48%            8.88%    Without load
---------------------------------------------------
         3.19%            4.48%            8.88%    With load
---------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

             Growth of $10,000       Growth of $10,000
             Invested in the STI    Invested in the Salomon
            Classic Short-Term U.S.       1-3 Year            Growth of $10,000
             Treasury Securities     Treasury/Government       Invested in the
              Fund, Flex Shares      Sponsored/Corporate      Salomon 6 Month
                                            Index            Treasury Bill Index
Period Ended
6/30/95         $10,000                   $10,000                 $10,000
5/31/96          10,357                    10,481                  10,500
5/31/97          10,894                    11,176                  11,065


Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.
33

            STI CLASSIC LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

The STI Classic Limited-Term Federal Mortgage Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in mortgage related securities issued or guaranteed by the U.S. government.

There are three reasons that our style performed well during the past year: 1) its short maturity, which is less sensitive to adverse interest rate movements;
2) its emphasis on income as the biggest component of total return; and 3) the virtual elimination of credit risk by the absence of corporate securities. We hold a mixture of Federal National Mortgage Association ("FNMA") balloon mortgages, very seasoned Government National Mortgage Association ("GNMA") and FNMA conventional mortgages, as well as high quality Collateralized Mortgage Obligations ("CMOs") -- all combined to have an effective average maturity of
3.3 years. These government securities currently offer half a percentage point to more than one percentage point more yield than U.S. Treasuries.

In the mortgage market, prepayment is a big concern. We minimize this risk by holding securities that are less prone to this occurrence. Seasoned GNMA or FNMA mortgages that have been outstanding for several years provide an advantage because the mortgagees have had many opportunities to prepay them and have chosen not to for whatever reason. If rates drop again, these mortgagees are unlikely to prepay the loans. Similarly, the high quality CMOs that the portfolio acquires are structured in such a way to minimize this prepayment volatility risk.


                                      /s/  L. EARL DENNEY
                                      L. Earl Denney, CFA
                                      Managing Director

                                      /s/  DAVID WEST
                                      David West, CFA
                                      Principal

Shown Immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
--------------------------------------------------------------------------------
         6.43%            6.29%           19.95%


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

             Growth of $10,000       Growth of $10,000       Growth of $10,000
             Invested in the STI   Invested in the Merrill    Invested in the
             Classic Limited-Term      Lynch 1-5 Year            Lipper.
               Federal Mortgage    Short/Intermediate U.S.   Short/Intermediate
            Securities Fund, Trust    Treasury Index     U.S. Government Average
                    Shares
Period Ended
6/30/94           $10,000                 $10,000               $10,000
5/31/95            10,756                  10,809                10,737
5/31/96            11,276                  11,341                11,175
5/31/97            12,002                  12,110                11,887


Investor Shares
---------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------
         6.17%            6.35%           19.32%      Without load
---------------------------------------------------
         3.47%            5.40%           16.29%      With load
---------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

           Growth of $10,000          Growth of $10,000     Growth of $10,000
          Invested in the STI      Invested in the Merrill     Invested in the
          Classic Limited-Term        Lynch 1-5 Year            Lipper Short/
            Federal Mortgage       Short/Intermediate U.S.   Intermediate U.S.
       Securities Fund, Investor       Treasury Index        Government Average
                   Shares
Period Ended
7/31/94            $ 9,750                $10,000                $10,000
5/31/95             10,440                 10,697                 10,634
5/31/96             11,919                 11,223                 11,068
5/31/97             11,593                 11,984                 11,773

Flex Shares
---------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
---------------------------------------------------
         5.80%            4.95%           10.06%     Without load
---------------------------------------------------
         3.80%            4.95%           10.06%     With load
---------------------------------------------------



Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

             Growth of $10,000       Growth of $10,000     Growth of $10,000
             Invested in the STI   Invested in the Merrill  Invested in the
             Classic Limited-Term      Lynch 1-5 Year        Lipper Short/
               Federal Mortgage    Short/Intermediate     Intermediate U.S.
            Securities Fund, Flex      Treasury Index     Government Average
                 Shares
Period Ended
6/30/95          $10,000                 $10,000                $10,000
5/31/96           10,393                  10,431                 10,356
5/31/97           10,996                  11,139                 11,016



Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                   STI CLASSIC U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The objective for the STI Classic U.S. Government Securities Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital by investing in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. We believe the Fund met its objectives for the fiscal year of operations ending May 31, 1997. The Fund (Trust Class) had an annualized one year total return of 7.54%. In addition, the Fund was comprised of 28% U.S. Treasuries and 66% Government Agency Mortgage-Backed Securities.

The fact that the yield on the benchmark 30 year U.S. Treasury bond ended May 31, 1997 was only 3 basis points lower than on May 31, 1996 (6.96% vs. 6.99%) belies the volatility in interest rates that occurred within the one year period. Indeed, the yield dropped as low as 6.42% in November 1996, only to rise as high as 7.26% in April 1997. Amidst this volatility we continued to take opportunities to increase income for shareholders when rates were higher. In addition, we increased our allocation to the Government Agency MBS Sector which performed very well during the period.

Despite recent growth spurts in the fourth quarter '96 and first quarter '97 we feel overall that growth will continue on a moderate sustainable path and that inflation will remain well controlled. We feel this will be a good environment for bonds and have currently positioned the fund to take advantage of these trends.


                                    /s/  CHARLES B. LEONARD
                                    Charles B. Leonard, CFA
                                    First Vice President


                                    /s/  MICHAEL L. FORD
                                    Michael L. Ford
                                    Associate

Shown Immediately following the Advisor's Discussion of Fund Performance are three line graphs depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark.

Trust Shares
--------------------------------------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
--------------------------------------------------------------------------------
         7.54%            6.67%           20.06%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

                          Growth of $10,000              Growth of $10,000
                         Invested in the STI           Invested in the Lipper
                             Classic U.S.                   Intermediate
                         Government Securities            Government Funds
                           Fund, Trust Shares                 Average
Period Ended
      8/31/94                   $10,000                       $10,000
      5/31/95                    10,832                        10,751
      5/31/96                    11,132                        11,103
      5/31/97                    11,972                        11,874


Investor Shares
--------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
--------------------------------------------------
         7.21%            6.09%           19.31%    Without load
--------------------------------------------------
         3.14%            4.74%           14.83%    With load
--------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

                          Growth of $10,000              Growth of $10,000
                         Invested in the STI           Invested in the Lipper
                             Classic U.S.                   Intermediate
                         Government Securities            Government Funds
                         Fund, Investor Shares                 Average
Period Ended
      6/30/94                   $ 9,625                       $10,000
      5/31/95                    10,571                        10,912
      5/31/96                    10,833                        11,270
      5/31/97                    11,614                        12,052


Flex Shares
--------------------------------------------------
       One Year        Annualized       Cumulative
        Return          Inception        Inception
                         to Date          to Date
--------------------------------------------------
         6.57%            3.98%            8.06%    Without load
--------------------------------------------------
         4.57%            3.98%            8.06%    With load
--------------------------------------------------


Comparison of Change in the Value of a $10,000 investment
GRAPH CHART (GRAPHIC OMITTED)

                          Growth of $10,000              Growth of $10,000
                         Invested in the STI           Invested in the Lipper
                             Classic U.S.                   Intermediate
                         Government Securities            Government Funds
                           Fund, Flex Shares                 Average
Period Ended
      6/30/95                   $10,000                       $10,000
      5/31/96                    10,144                        10,264
      5/31/97                    10,810                        10,977





Past performance is no indication of future performance.
The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.
37

                   STI CLASSIC PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------

The investment objective of the STI Classic Prime Quality Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline which we use in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits, and segments of the yield curve within the universe of money market eligible securities which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund over time based on the current market rates and conditions and on our market outlook.

The Federal Reserve raised the Federal Funds Rate one time during the fiscal year ending May 31, 1997. Interest rates on short-term money market securities and money market funds have followed the modest rise in the Federal Funds Rate.

During most of this period, the Fund maintained an extended average maturity in order to maximize the yield of the Fund.


            STI CLASSIC U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

The investment objective of the STI Classic U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities, U.S. Government Subsidiary Corporation securities that are backed by the full faith and credit of the U.S. Government, and repurchase agreements ("repos") collateralized by U.S. Treasury obligations and U.S. Government Subsidiary Corporation securities. The investment discipline which is used in managing the Fund emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund over time based on the current market rates and conditions and our market outlook.

The Federal Reserve raised the Federal Funds Rate one time during the fiscal year ending May 31, 1997. Interest rates on short-term money market securities and money market funds have followed the modest rise in the Federal Funds Rate.

During most of this period, the Fund maintained an extended average maturity in order to maximize the yield of the Fund.


                                        /s/  DAVID S. YEALY
                                        David S. Yealy
                                        Vice President

                    STI CLASSIC TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

The STI Classic Tax-Exempt Money Market Fund (the "Fund") seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preserving capital and liquidity. The Fund invests in high quality, U.S. dollar-denominated municipal securities of issuers located in all fifty states, the District of Columbia, and Puerto Rico.

The Federal Reserve raised the Federal Funds Rate one time during the fiscal year ending May 31, 1997. Interest rates on short-term money market securities and money market funds have followed the modest rise in the Federal Funds Rate.

During most of this period, the Fund maintained an extended average maturity in order to maximize the yield of the Fund.


                                      /s/  MARY F. CERNILLI
                                      Mary F. Cernilli
                                      Associate

                      [This Page Left Intentionally Blank]

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Value Income Stock, Mid-Cap Equity, Small Cap Equity, Capital Growth, Balanced, Emerging Markets Equity, International Equity Index, International Equity, Sunbelt Equity, Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, Limited-Term Federal Mortgage Securities, U.S. Government Securities, Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds of STI Classic Funds (the "Trust") as of May 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Income Stock, Mid-Cap Equity, Small Cap Equity, Capital Growth, Balanced, Emerging Markets Equity, International Equity Index, International Equity, Sunbelt Equity, Investment Grade Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, Limited-Term Federal Mortgage Securities, U.S. Government Securities, Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds of STI Classic Funds as of May 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, PA
July 11, 1997

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

VALUE INCOME STOCK FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (14.8%)
   Consolidated Papers                233,700   $   12,737
   Cyprus AMAX Minerals               707,200       17,238
   Eastman Chemical                   119,700        7,122
   Ethyl                            1,428,100       13,388
   Georgia Pacific                    246,700       21,771
   Hercules                           617,800       28,959
   Imperial Chemical Industries       315,900       17,217
   International Flavors
     & Fragrances                     592,100       26,274
   International Paper                531,300       25,502
   Nalco Chemical                     394,600       14,650
   Olin                               464,700       19,053
   Reynolds Metals                    247,100       16,772
   Union Camp                         338,100       17,750
   Witco Chemical                     467,200       17,286
                                                ----------
     Total Basic Materials                         255,719
                                                ----------
CAPITAL GOODS (12.8%)
   AMP                              1,034,400       42,540
   Cooper Industries                  329,100       16,784
   Federal Signal                     198,300        5,057
   Foster Wheeler                     544,000       21,080
   General Signal                     563,300       23,729
   National Service Industries        278,100       12,202
   Pall                               556,500       13,147
   Tenneco                            770,100       34,462
   Thomas & Betts                     362,200       18,427
   Trinity Industries                 319,800        9,594
   Waste Management                   769,100       24,419
                                                ----------
     Total Capital Goods                           221,441
                                                ----------
COMMUNICATIONS SERVICES (7.7%)
   Alltel                             538,700       17,710
   BellSouth                          460,200       20,882
   Frontier                           984,100       18,083
   GTE                                899,600       39,695
   Southern New England
     Telecommunications               577,200       22,511
   Sprint                             269,400       13,167
                                                ----------
     Total Communication Services                  132,048
                                                ----------
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER CYCLICALS (15.9%)
   American Greetings, Cl A           514,900   $   17,635
   Dana                               617,300       22,300
   Echlin                             597,300       19,935
   Ford Motor                         455,500       17,081
   H & R Block                        497,800       16,427
   ITT Industries                   1,291,700       31,970
   J.C. Penney                        767,200       39,511
   Masco                              428,800       16,670
   May Department Stores              532,100       25,075
   Maytag                             683,900       18,294
   McGraw-Hill                        307,300       16,786
   Mercantile Stores                  287,700       15,464
   Reader's Digest, Cl A              200,800        4,970
   Shaw Industries                  1,033,200       12,915
                                                ----------
     Total Consumer Cyclicals                      275,033
                                                ----------
CONSUMER STAPLES (9.3%)
   Cadbury Schweppes
     ADR                              461,800       16,740
   CPC International                  271,900       23,383
   Deluxe                             261,600        8,502
   Food Lion, Cl A                  1,101,900        7,369
   Kelly Services, Cl A               334,900        9,838
   McCormick                          617,100       16,122
   R.R. Donnelley & Sons              660,200       24,510
   Rubbermaid                         896,400       24,987
   UST                                620,200       17,676
   Whitman                            495,500       11,954
                                                ----------
     Total Consumer Staples                        161,081
                                                ----------
ENERGY (9.2%)
   Amoco                              291,400       26,044
   Chevron                            358,900       25,123
   Dresser Industries                 753,100       25,794
   Kerr-McGee                         352,700       22,837
   Mobil                              179,400       25,094
   Phillips Petroleum                 612,900       26,048
   Sun                                278,200        8,311
                                                ----------
     Total Energy                                  159,251
                                                ----------

------------------------------------------------------------

                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS (8.2%)
   American Financial Group           435,700   $   16,557
   American General                   397,500       17,589
   AmSouth Bancorp                    233,850        9,149
   Central Fidelity Banks             292,000        8,541
   Crestar Financial                  259,600        9,865
   First American Bank                127,400        8,775
   First American of Tennessee        281,600       10,278
   Hibernia, Cl A                     651,800        8,636
   Magna Group                        273,000        8,804
   Merchantile Bancorp                150,700        8,891
   Signet Banking                     260,900        8,577
   Summit Bancorp                     183,854        9,078
   TIG Holdings                       624,000       16,848
                                                ----------
     Total Financials                              141,588
                                                ----------
HEALTH CARE (6.2%)
   American Home Products             345,600       26,352
   Baxter International               490,800       25,890
   C.R. Bard                          525,400       16,813
   Pharmacia Upjohn ADR             1,118,900       38,742
                                                ----------
     Total Health Care                             107,797
                                                ----------
TECHNOLOGY (1.5%)
   Eastman Kodak                      307,900       25,517
                                                ----------
TRANSPORTATION (2.2%)
   KLM Royal Dutch Air*               664,000       19,505
   Illinois Central                   493,400       17,824
                                                ----------
     Total Transportation                           37,329
                                                ----------
UTILITIES (4.8%)
   Central & South West               697,200       14,815
   Duke Power                         201,300        9,058
   Pacificorp                         873,000       17,351
   Questar                            445,900       17,502
   Southern                         1,124,800       23,902
                                                ----------
     Total Utilities                                82,628
                                                ----------
Total Common Stocks
     (Cost $1,445,015)                           1,599,432
                                                ----------
-------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)      VALUE (000)
-------------------------------------------------------------
REPURCHASE AGREEMENTS (6.8%)
   Deutsche Bank
     5.56%, dated 05/30/97,
     matures  06/02/97,
     repurchase price
     $70,160,347
     (collateralized by FHLMC
     obligation, par value
     $69,192,840, 6.63%,
     05/15/08:FNMA obligation,
     par value $54,184,000,
     8.50%, 04/01/17: total
     market value $71,530,412)       $70,128       $70,128
   Salomon Brothers
      5.56%, dated 05/30/97,
      matures 06/02/97, repurchase
     price $46,073,839
     (collateralized by various
     FHLMC obligations,
     total par value
     $68,587,421, 6.00%-9.50%,
     11/01/01-05/01/27: various
     FNMA obligations total
     par value $71,651,398,
     5.50%-9.00%, 06/01/01-05/01/27:
     total market value $44,159,361)  43,054        43,054
   Swiss Bank
     5.56%,  dated  05/30/97,
     matures  06/02/97,
     repurchase  price
     $4,954,044
     (collateralized by
     FNMA obligation, par
     value $6,319,000,
     6.071%, matures
     04/01/34: market
     value $5,075,690)                 4,952         4,952
                                                ----------
Total Repurchase Agreements
     (Cost $118,134)                               118,134
                                                ----------
Total Investments (99.4%)
     (Cost $1,563,149)                           1,717,566
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)             9,961
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

VALUE INCOME STOCK FUND--CONCLUDED
------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 108,557,380
     outstanding shares of beneficial
     interest                                    $1,171,719
   Fund shares of the Investor Shares
     (unlimited authorization --
     no par value) based on 12,133,042
     outstanding shares of beneficial
     interest                                       134,021
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par  value) based on
     5,399,733
     outstanding shares of
     beneficial interest                            68,125
   Undistributed net investment income               6,428
   Accumulated net realized gain
     on investments                                192,817
   Unrealized appreciation on investments          154,417
                                                ----------
Total Net Assets (100.0%)                       $1,727,527
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    13.71
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    13.68
                                                ==========
Maximum Offering Price Per Share --
     Investor Class ($13.68 (Divide) 96.25%)    $    14.21
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)         $    13.61
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

MID-CAP EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (5.0%)
   IMC Fertilizer Group               168,800   $    6,604
   James River                         94,300        3,312
   Potash of Saskatchewan              71,800        5,897
                                                ----------
     Total Basic Materials                          15,813
                                                ----------
CAPITAL GOODS (15.1%)
   Agco                               111,400        3,551
   Fisher Scientific International     86,500        3,136
   Foster Wheeler                      79,400        3,077
   Hubbell, Cl B                       84,540        3,847
   Molten Metal Technology*           203,300        1,449
   Philip Services*                   405,600        5,932
   Solectron*                         119,100        7,444
   Sundstrand                          90,200        4,487
   United Waste Systems*              136,200        5,227
   U.S. Filter*                       156,900        4,942
   York International                 100,850        4,891
                                                ----------
     Total Capital Goods                            47,983
                                                ----------
COMMUNICATIONS SERVICES (1.1%)
   Nextel Communications, Cl A*       243,500        3,592
                                                ----------
CONSUMER CYCLICALS (15.5%)
   Bed Bath and Beyond*               116,000        3,292
   Dollar General                     183,200        6,160
   Harley-Davidson                    158,900        7,111
   International Speedway*            123,500        2,439
   Men's Wearhouse*                   123,600        4,125
   Nine West Group*                   113,000        4,350
   Saks Holdings*                     224,300        5,579
   Stanley Works                       87,700        3,596
   Staples*                           336,700        7,407
   West Marine*                       203,800        5,350
                                                ----------
     Total Consumer Cyclicals                       49,409
                                                ----------
CONSUMER STAPLES (12.0%)
   Boston Chicken*                    313,700        5,647
   Cracker Barrel Old
     Country Stores                   182,700        5,298
   Dial                               186,500        3,124
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Hannaford Brothers                 137,600   $    4,799
   JP Foodservice*                    152,000        4,408
   McKesson                            75,300        5,657
   Nabisco Holdings, Cl A             130,200        5,159
   Papa John's International*         122,400        3,902
                                                ----------
     Total Consumer Staples                         37,994
                                                ----------
ENERGY (6.3%)
   Anadarko Petroleum                 105,400        6,640
   Kerr-McGee                          47,400        3,069
   Tosco                               91,600        2,988
   Western Atlas*                     106,300        7,215
                                                ----------
     Total Energy                                   19,912
                                                ----------
FINANCIALS (9.9%)
   Crestar Financial                  139,000        5,282
   First Security                     162,075        3,971
   Hartford Life, Cl A*                62,400        2,090
   North Fork Bancorporation           88,000        1,848
   Regions Financial                   57,500        3,436
   SouthTrust                          77,100        2,997
   Summit Bancorp                     111,000        5,481
   Union Planters                      66,700        3,152
   PMI Group                           56,600        3,106
                                                ----------
     Total Financials                               31,363
                                                ----------
HEALTH CARE (9.9%)
   Allergan                           112,200        3,324
   Biogen*                            187,300        6,216
   DePuy*                             136,500        3,310
   Medpartners*                       179,700        3,414
   Pacificare Health Systems, Cl B*    91,400        7,243
   Teva Pharmaceuticals ADR            65,600        3,936
   Watson Pharmaceuticals*            105,100        4,112
                                                ----------
     Total Health Care                              31,555
                                                ----------
TECHNOLOGY (15.0%)
   ADC Telecommunications*            177,500        6,079
   Adobe Systems                      110,300        4,922
   Analog Devices*                    240,133        6,424

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

MID-CAP EQUITY FUND--CONCLUDED
---------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Atmel*                             151,900     $    4,367
   Ceridian*                          141,000          5,182
   Flextronics International*         207,000          4,890
   Micron Electronics*                193,600          2,940
   Network General*                   226,600          4,164
   Teradyne*                          214,400          8,790
                                                  ----------
     Total Technology                                 47,758
                                                  ----------
TRANSPORTATION (1.4%)
   ASA Holdings                       172,300          4,501
                                                  ----------
UTILITIES (1.4%)
   Wisconsin Energy                   185,200          4,468
                                                  ----------
Total Common Stocks
     (Cost $268,513)                                 294,348
                                                  ----------

REPURCHASE AGREEMENTS (6.8%)
  Deutsche Bank
     5.55%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $12,270,617 (collateralized
     by FNMA obligation, par value
     $13,389,534, 0.000%,
     01/01/26: market value
     $12,510,245)                     $12,265         12,265
   Merrill Lynch
     5.55%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $9,389,853 (collateralized
     by FNMA obligation, par value
     $465,000, 0.000%, 11/25/22;
     and various GNMA obligations,
     total par value $10,608,368,
     6.000%-8.500%, 05/20/06-05/15/26:
     total market value $9,577,430)      9,386         9,386
                                                  ----------
Total Repurchase Agreements
     (Cost $21,651)                                   21,651
                                                  ----------
-------------------------------------------------------------
                                                 VALUE (000)
-------------------------------------------------------------
Total Investments (99.4%)
     (Cost $290,164)                            $  315,999
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)             1,736
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 21,752,271
     outstanding shares of beneficial
     interest                                      239,440
   Fund shares of the Investor Shares
     (unlimited  authorization --
     no par value) based on 1,537,279
     outstanding shares of beneficial
     interest                                       17,180
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par  value) based on 776,273
     outstanding shares of
     beneficial interest                             9,538
   Accumulated net investment loss                     (10)
   Accumulated net realized gain
     on investments                                 25,752
   Net unrealized appreciation
     on investments                                 25,835
                                                ----------
Total Net Assets (100.0%)                       $  317,735
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    13.21
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    13.17
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($13.17 (Divide) 96.25%)   $    13.68
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)         $    13.04
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

SMALL CAP EQUITY FUND
-------------------------------------------------------------
                                       SHARES    VALUE (000)
-------------------------------------------------------------
COMMON STOCKS (95.2%)
BASIC MATERIALS (3.1%)
   Columbus Mckinnon                   63,700   $    1,147
   Commonwealth Industries             94,700        1,788
   Lilly Industries Incorporated, Cl A  9,000          189
   Schnitzer Steel Industries, Cl A    38,800          970
                                                ----------
     Total Basic Materials                           4,094
                                                ----------
CAPITAL GOODS (11.7%)
   A.M. Castle                         87,600        1,905
   Applied Industrial Technology       45,500        1,598
   Barnes Group                        13,300          357
   Fisher Scientific International     69,000        2,501
   Regal Beloit                       115,700        3,081
   Valmont Industries                  24,100        1,012
   Thomas Industries                   34,000          956
   Zurn Industries                    145,900        3,866
                                                ----------
     Total Capital Goods                            15,276
                                                ----------
CONSUMER CYCLICALS (27.4%)
   Ameron                               6,600          366
   Angelica                           104,900        1,888
   Brown Group                        107,000        1,926
   Bush Industries                    116,300        2,617
   Cross A.T., Cl A                    54,800          610
   Guilford Mills                     132,250        2,595
   Hardinge                            38,000          988
   Harman International                84,800        3,540
   K2                                  55,500        1,603
   Libbey                              74,800        2,497
   LSI Industries                      72,300        1,103
   Movado Group                        86,625        1,917
   Optical Coating Laboratories        43,900          466
   Rock Tenn, Cl A                     63,000          953
   Sotheby's Holdings, Cl A           124,000        1,922
   Springs Industries, Cl A            75,200        3,807
   Talbots                            143,700        3,772
   WD-40                               32,700        1,856
   Wellman                             73,100        1,307
   Winnebago Industries                20,400          140
                                                ----------
     Total Consumer Cyclicals                       35,873
                                                ----------

-------------------------------------------------------------
                                       SHARES    VALUE (000)
-------------------------------------------------------------
CONSUMER STAPLES (15.4%)
   ABM Industries                      99,700   $    1,932
   Banta                               87,000        2,414
   Bowne & Company                    106,000        3,167
   Earthgrains                         34,200        1,949
   Ingles Markets, Cl A               136,000        1,964
   John H. Harland                    163,300        3,736
   Kelly Services, Cl A                61,000        1,792
   Rykoff-Sexton                       52,100          996
   Smucker (J.M.), Cl B               115,100        2,144
   TCA Cable Television                 3,000          101
                                                ----------
     Total Consumer Staples                         20,195
                                                ----------
ENERGY (5.6%)
   Giant Industries                    44,700          648
   Monterey Resources                 118,500        1,866
   Pittston Minerals Group             73,400        1,009
   Quaker State                       255,400        3,863
                                                ----------
     Total Energy                                    7,386
                                                ----------
FINANCIALS (10.1%)
   Banco Latinamericano
     de Exportaciones                  46,600        2,196
   Bank United, Cl A                   28,700          997
   GCR Holdings                         7,800          209
   Interwest Bancorp                   26,700          935
   IPC Holdings                        79,300        2,022
   Klamath First Bancorp               61,500        1,138
   Lawyers Title                       43,800          788
   National Bancorp of Alaska          14,400        1,130
   Seacoast Banking of Florida         49,000        1,286
   West Coast Bancorp                  40,625        1,016
   Willis Corroon Public Limited      132,900        1,495
                                                ----------
     Total Financials                               13,212
                                                ----------
HEALTH CARE (8.9%)
   Bindley Western Industries          75,600        1,663
   Chemed                              26,300          960
   Invacare                           117,000        2,516
   Morrison Health Care               103,100        1,675
   Vital Signs                        101,000        2,007

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

SMALL CAP EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
HEALTH CARE--CONTINUED
   West Company                        96,100   $    2,835
                                                ----------
     Total Health Care                              11,656
                                                ----------
TECHNOLOGY (3.0%)
   Methode Electronics, Cl A          231,200        3,902
                                                ----------
TRANSPORTATION (4.3%)
   Arnold Industries                  107,300        1,797
   Knightsbridge Tankers Limited*      50,000        1,231
   Sea Containers                     127,200        2,544
                                                ----------
     Total Transportation                            5,572
                                                ----------
UTILITIES (5.7%)
   Eastern Enterprises                 12,800          442
   Enron Global Power &
     Pipelines                         12,800          422
   Minnesota Power & Light             65,300        1,894
   Northwest Natural Gas               39,050          952
   TNP Enterprises                     56,000        1,232
   United Water Resources              74,100        1,334
   Wicor                               33,900        1,246
                                                ----------
     Total Utilities                                 7,522
                                                ----------
Total Common Stocks
     (Cost $117,054)                               124,688
                                                ----------

PREFERRED STOCKS (1.9%)
PRECIOUS METALS (1.9%)
   Coeur D'Alene Mines                151,100        2,512
                                                ----------
Total Preferred Stocks
     (Cost $2,502)                                   2,512
                                                ----------
-------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
   Deutsche Bank 5.56%, dated 05/30/97,
     matures  06/02/97, repurchase
     price $4,900,504 (collateralized
     by FHLMC obligation, total par
     value $5,062,244,
     6.092%, 10/01/32,
     market value: $4,996,199)         $4,898   $    4,898
                                                ----------
Total Repurchase Agreements
     (Cost $4,898)                                   4,898
                                                ----------
Total Investments (100.8%)
     (Cost $124,454)                               132,098
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)           (1,049)
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares
    (unlimited  authorization  --
    no par value) based on 11,836,719
    outstanding shares of beneficial
    interest                                       121,332
   Undistributed net investment income                 316
   Accumulated net realized gain
     on investments                                  1,757
   Net unrealized appreciation
     on investments                                  7,644
                                                ----------
Total Net Assets (100.0%)                       $  131,049
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    11.07
                                                ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

================================================================================
CAPITAL GROWTH FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (86.6%)
BASIC MATERIALS (4.7%)
   Aluminum Company of America        117,500   $    8,651
   Air Products & Chemicals            27,100        2,107
   Fort Howard*                       179,000        8,223
   Hercules                           228,800       10,725
   Monsanto                           265,100       11,664
   Morton International               198,000        6,386
   Potash of Saskatchewan              54,100        4,443
   Praxair                            123,900        6,520
   W.R. Grace                          67,500        3,527
                                                ----------
     Total Basic Materials                          62,246
                                                ----------
CAPITAL GOODS (13.9%)
   Allied Signal                      361,100       27,714
   Avery Dennison                      62,300        2,344
   Deere                              163,000        8,333
   Emerson Electric                   285,000       15,390
   Fluor                               57,500        3,040
   General Electric                   688,700       41,580
   General Signal                     311,700       13,130
   Keystone International              54,400        1,775
   Lockheed Martin                     96,000        8,988
   McDonnell Douglas                   58,200        3,747
   Molten Metal Technology*           243,500        1,735
   Pall                               140,000        3,308
   Rockwell International             171,400       11,055
   Thomas & Betts                      34,064        1,733
   Tyco International                 359,100       22,803
   United Technologies                164,400       13,214
   United Waste Systems*                8,700          334
   USA Waste Services*                112,900        4,093
   Waste Management                    21,000          667
   Wheelabrator Technologies          135,900        1,750
                                                ----------
     Total Capital Goods                           186,733
                                                ----------
COMMUNICATION SERVICES (1.6%)
   Airtouch Communications*            12,700          354
   BellSouth                           71,700        3,253
   Ericsson Telephone ADR*            263,800        9,398
   GTE                                196,000        8,649
                                                ----------
     Total Communication Services                   21,654
                                                ----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER CYCLICALS (8.4%)
   American Stores                    157,900   $    7,184
   Borders Group*                       6,700          146
   Carnival                           282,300       10,727
   Costco*                            211,100        7,125
   CUC International*                 291,700        6,709
   Federated Department Stores*       309,400       11,448
   Ford Motor                          82,100        3,079
   Fruit of the Loom*                  90,400        3,153
   Gannett                             44,500        4,116
   Hollinger International             64,200          714
   Home Depot                         244,432       15,399
   Intimate Brands                    190,900        4,081
   ITT*                                33,400        1,991
   Lear*                              332,100       12,703
   Marriott                            27,100        1,565
   Mattel                             348,500       10,411
   McGraw-Hill                         35,900        1,961
   Office Depot*                      407,400        7,028
   TJX                                  9,800          470
   Tribune                             46,900        2,028
                                                ----------
     Total Consumer Cyclicals                      112,038
                                                ----------
CONSUMER STAPLES (11.7%)
   American Standard*                  27,700        1,388
   Avon Products                      276,600       17,633
   Colgate-Palmolive                   24,400        1,513
   CPC International                   37,800        3,251
   CVS                                360,600       17,264
   Dial                                28,300          474
   Gillette                           171,817       15,270
   Kimberly Clark                     101,400        5,083
   JP Foodservice*                    132,900        3,854
   Nabisco Holdings, Cl A              30,700        1,216
   PepsiCo                             12,400          456
   Philip Morris                      574,650       25,285
   Ralston Purina Group                61,500        5,243
   RJR Nabisco                        105,600        3,419
   Safeway*                           259,300       11,669
   Sara Lee                           138,700        5,669
   Sysco                              335,700       11,708
   Tele-Communications, Cl A*         375,800        5,684

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

CAPITAL GROWTH FUND--CONTINUED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Time Warner                         57,500   $    2,674
   Unilever ADR                        12,400        2,403
   Viacom, Cl B*                      321,021        9,530
   Walt Disney                         55,366        4,533
   Wendy's International               53,200        1,244
   William Wrigley Jr.                 11,300          670
                                                ----------
     Total Consumer Staples                        157,133
                                                ----------
ENERGY (5.7%)
   Amoco                               66,500        5,943
   British Petroleum ADR               53,500        7,751
   Dresser Industries                 186,200        6,377
   Halliburton                        142,100       10,995
   Kerr-McGee                          49,200        3,186
   Mobil                              138,200       19,331
   Royal Dutch Petroleum, ADR          26,800        5,233
   Schlumberger                        40,700        4,848
   Tosco                               88,100        2,874
   Union Pacific Resources Group      330,358        9,539
                                                ----------
     Total Energy                                   76,077
                                                ----------
FINANCIALS (12.9%)
   American International Group        76,350       10,336
   BankAmerica                        126,300       14,761
   Bank of New York                    82,600        3,521
   Capital One Financial               36,400        1,169
   Chase Manhattan Bank               314,200       29,692
   Citicorp                            10,100        1,155
   Conseco                             19,100          764
   Cullen/Frost Bankers                23,900          941
   Dean Witter Discover                50,800        2,096
   FHLMC                              221,100        7,296
   FNMA                               206,100        8,991
   First Union                         59,300        5,092
   First USA                          267,800       13,256
   GCR Holdings                        60,000        1,605
   General Re                          53,500        9,376
   Great Western Financial            191,900        9,307
   Hartford Financial Services Group  266,800       20,810
   Nationsbank                         45,040        2,643
   Norwest                             24,400        1,305
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS--CONTINUED
   PMI Group                          104,100   $    5,713
   Sphere Drake Holdings              214,900        1,907
   Summit Bancorp                      43,900        2,168
   Travelers                          160,296        8,796
   Washington National                354,600        9,929
   Wells Fargo                          2,500          659
                                                ----------
     Total Financials                              173,288
                                                ----------
HEALTH CARE (13.6%)
   Alza, Cl A*                          7,900          233
   American Home Products             427,000       32,559
   Amgen*                              71,200        4,762
   Baxter International               173,100        9,131
   Becton Dickinson                    19,300          951
   Boston Scientific*                  83,111        4,436
   Bristol-Myers Squibb               276,800       20,310
   Columbia/HCA Healthcare            493,196       18,063
   Eli Lilly                          107,400        9,988
   Healthsouth*                       467,000       10,683
   Horizon/CMS Healthcare*             50,000          913
   Johnson & Johnson                  386,888       23,165
   Medpartners*                       413,600        7,858
   Medtronic                           22,400        1,658
   Merck                              196,082       17,623
   Pacificare Health Systems, Cl B*    39,200        3,107
   Schering Plough                     89,400        8,113
   Tenet Healthcare*                  222,800        6,127
   Warner Lambert                      30,900        3,113
                                                ----------
     Total Health Care                             182,793
                                                ----------
TECHNOLOGY (12.7%)
   Atmel*                              50,900        1,463
   Automatic Data Processing           44,500        2,186
   Cadence Design Systems*             28,000          931
   Ceridian*                          119,000        4,373
   Cisco Systems*                     243,600       16,504
   Compaq Computer*                    13,800        1,494
   Eastman Kodak                      137,200       11,370
   First Data                         390,100       15,604
   Hewlett Packard                    112,600        5,799
   IBM                                115,600        9,999

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Intel                              154,900   $   23,467
   Lucent Technologies                136,131        8,661
   Microsoft*                         185,100       22,952
   Motorola                           163,300       10,839
   Oracle*                            165,450        7,714
   Scientific-Atlanta                 644,900       11,689
   Xerox                              231,600       15,691
                                                ----------
     Total Technology                              170,736
                                                ----------
TRANSPORTATION (1.0%)
   Burlington Northern Santa Fe       102,800        8,532
   Delta Air Lines                     21,000        1,969
   Union Pacific                       39,500        2,676
                                                ----------
     Total Transportation                           13,177
                                                ----------
UTILITIES (0.4%)
   Consolidated Natural Gas            23,700        1,259
   Enron                               64,000        2,608
   Sonat                               27,100        1,558
                                                ----------
     Total Utilities                                 5,425
                                                ----------
Total Common Stocks
     (Cost $982,524)                             1,161,300
                                                ----------

PREFERRED STOCKS (1.7%)
BASIC MATERIALS (0.2%)
   International Paper,
     CV to .9259 Shares                45,000        2,278
                                                ----------
FINANCIALS (0.1%)
   National Bank of Australia,
     CV to .3273 Shares*               74,600        2,014
                                                ----------
TECHNOLOGY (1.2%)
   Microsoft, CV to 1 share           186,700       16,080
                                                ----------
TRANSPORTATION (0.2%)
   Continental Air Finance Trust,
     CV to 2.0678 Shares*              28,500        2,230
                                                ----------
Total Preferred Stocks
     (Cost $20,294)                                 22,602
                                                ----------

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
CONVERTIBLE BONDS (5.0%)
   Alza, CV to 12.987 Shares (A)
     0.000%,  07/14/14                $11,500    $   5,103
   Automatic Commercial Exchange
     Security, CV to 0.8333 Shares
     6.500%,  05/15/00                    123        2,958
   Continental Airlines,
     CV to 16.559 Shares
     6.750%,  04/15/06                  3,600        4,707
   Cuc International,
     CV to 32.6531
     3.000%,  02/15/02                  7,000        6,913
   Home Depot,
     CV to 14.4665 Shares
     3.250%,  10/01/01                  9,000        9,630
   Mariott LYON, (A) (B)
     0.000%,  03/25/11                  5,000        2,906
   Molten Metal Technology,
     CV to 25.8065 Shares (B)
     5.750%,  05/01/06                  5,500        2,365
   Roche, CV to 3.5626 Shares (A)
     0.000%,  05/06/12                 19,000        7,648
   Times Mirror, CV to 5.8280
     Shares (A) (B)
     0.000%,  04/15/17                 10,000        3,925
   U.S. Filter, CV to 25.3164 Shares,
     Callable 12/15/99 @ 101.8
     4.500%,  12/15/01                  5,200        5,298
   USA Waste Services,
     CV to 35.3243 Shares
     5.000%,  03/01/06                  2,350        3,243
   USA Waste Services,
     CV to 22.9594 Shares, Callable
     02/01/2000 @101.6
     4.000%,  02/01/02                  3,000        3,116
   WMX Technologies,
     CV to 26.078 Shares
     2.000%,  01/24/05                  9,500        8,752
                                                ----------
Total Convertible Bonds
     (Cost $66,837)                                 66,564
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

CAPITAL GROWTH FUND--CONCLUDED
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS (8.2%)
   Deutsche Bank
     5.56%, dated 05/30/97,
     matures 06/02/97, repurchase
     price $76,351,152 (collateralized
     by various FHLMC obligations,
     total par value $41,261,658,
     6.092%-6.230%, 12/15/23-10/01/32;
     and various FNMA obligations,
     total par value $40,818,728,
     0.000%, 01/01/26-04/25/27:
     total market value $77,842,108)  $76,316  $    76,316
   Salomon Brothers
     5.56%, dated 05/30/97, matures
     06/02/97, repurchase price
     $33,282,808 (collateralized
     by various FHLMC obligations,
     total par value $25,236,419,
     5.500%-9.000%, 01/01/00-06/01/26;
     and  various FNMA obligations,
     total par value $37,520,630,
     5.500%-9.500%, 04/01/01-04/01/27:
     total market value $34,062,576)   33,267       33,267
                                                ----------
Total Repurchase Agreements
     (Cost $109,583)                               109,583
                                                ----------
Total Investments (101.5%)
     (Cost $1,179,238)                           1,360,049
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-1.5%)          (19,508)
                                                ----------
------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 71,924,416
     outstanding shares of
     beneficial interest                       $   807,086
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 14,515,982
     outstanding shares of
     beneficial interest                           167,543
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 2,456,856
     outstanding shares of
     beneficial interest                            34,522
   Undistributed net investment income               3,569
   Accumulated net realized gain
     on investments                                147,010
   Net unrealized appreciation
     on investments                                180,811
                                                ----------
Total Net Assets (100.0%)                       $1,340,541
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares                $15.09
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                   $15.06
                                                ==========
Maximum Offering Price Per Share --
     Investor Class ($15.06 (Divide) 96.25%)        $15.65
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)             $14.96
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

BALANCED FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (51.7%)
BASIC MATERIALS (2.7%)
   Air Products & Chemicals             1,900   $      148
   Aluminum Company of America          7,800          574
   Fort Howard*                        12,000          551
   Hercules                            15,500          727
   Monsanto                            19,400          854
   Morton International                13,900          448
   Potash of Saskatchewan               3,600          296
   Praxair                              8,300          437
   W.R. Grace                           7,300          381
                                                ----------
     Total Basic Materials                           4,416
                                                ----------
CAPITAL GOODS (8.6%)
   Allied Signal                       27,800        2,134
   Avery Dennison                       8,200          309
   Deere                               11,600          593
   Emerson Electric                    20,500        1,107
   Fisher Scientific International      5,000          181
   Fluor                                4,000          211
   General Electric                    50,100        3,025
   General Signal                      20,600          868
   Keystone International              11,800          385
   Lockheed Martin                      7,000          655
   McDonnell Douglas                    6,600          425
   Molten Metal Technology*            19,100          136
   Pall                                 9,500          224
   Rockwell International              12,500          806
   Thomas & Betts                       2,300          117
   Tyco International                  26,100        1,657
   United Technologies                 11,900          956
   United Waste Systems*                  400           15
   USA Waste Services*                  7,100          257
   Waste Management                     1,500           48
                                                ----------
    Total Capital Goods                             14,109
                                                ----------
COMMUNICATION SERVICES (1.2%)
   Airtouch Communications*             8,600          240
   BellSouth                            8,100          368
   Ericsson Telephone ADR*             19,200          684
   GTE                                 15,900          702
                                                ----------
     Total Communication Services                    1,994
                                                ----------
------------------------------------------------------------

                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER CYCLICALS (4.7%)
   American Standard*                   2,000   $      100
   Carnival                            20,600          783
   Costco*                             14,200          479
   CUC International*                  21,200          488
   Federated Department Stores*        21,000          777
   Ford Motor                           5,600          210
   Fruit of the Loom*                   8,600          300
   Gannett                              3,000          277
   Home Depot                          19,200        1,210
   Intimate Brands                     12,900          276
   ITT*                                 2,400          143
   Lear*                               22,700          868
   Marriott                             1,700           98
   Mattel                              21,950          656
   McGraw-Hill                          2,900          158
   Office Depot*                       25,800          445
   Tribune                             10,000          432
                                                ----------
     Total Consumer Cyclicals                        7,700
                                                ----------
CONSUMER STAPLES (7.2%)
   American Stores                     10,700          487
   Avon Products                       19,800        1,262
   Colgate-Palmolive                    1,600           99
   CPC International                    2,600          224
   CVS                                 25,700        1,230
   Dial                                 1,900           32
   Gillette                            12,548        1,115
   JP Foodservice*                     11,900          345
   Kimberly Clark                       9,000          451
   Nabisco Holdings, Cl A               1,200           48
   PepsiCo                                900           33
   Philip Morris                       41,800        1,839
   Ralston Purina Group                 4,500          384
   RJR Nabisco                          7,800          253
   Safeway*                            21,200          954
   Sara Lee                             9,400          384
   Sysco                               24,500          854
   Tele-Communications, Cl A*          27,100          410
   Time Warner                          4,200          195
   Unilever ADR                           900          174
   Viacom, Cl B*                       20,944          622

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

BALANCED FUND--CONTINUED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Walt Disney                          3,395   $      278
   Wendy's International                6,900          161
                                                ----------
     Total Consumer Staples                         11,834
                                                ----------
ENERGY (3.4%)
   Amoco                                4,800          429
   British Petroleum ADR                3,900          565
   Dresser Industries                  13,300          456
   Halliburton                         11,300          874
   Kerr-McGee                           7,100          460
   Mobil                                8,900        1,245
   Royal Dutch Petroleum ADR            1,900          371
   Schlumberger                         2,800          334
   Tosco                                5,900          192
   Union Pacific Resources Group       21,922          633
                                                ----------
     Total Energy                                    5,559
                                                ----------
FINANCIALS (7.8%)
   American International Group         5,200          704
   Bank of New York                     5,600          239
   BankAmerica                          9,100        1,064
   BB&T                                 8,600          344
   Capital One Financial                2,600           84
   Chase Manhattan Bank                23,400        2,211
   Citicorp                               700           80
   Conseco                              1,400           56
   Cullen/Frost Bankers                 1,900           75
   Dean Witter Discover                 3,700          153
   FHLMC                               16,200          535
   FNMA                                13,400          585
   First Union                          4,300          369
   First USA                           18,700          926
   GCR Holdings                         7,000          187
   General Re                           3,600          631
   Great Western Financial             13,900          674
   Hartford Financial Services Group   19,500        1,521
   Norwest                              5,500          294
   PMI Group                            7,600          417
   Sphere Drake Holdings               21,000          186
   Summit Bancorp                       3,000          148
   Travelers                           11,133          611
------------------------------------------------------------

                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS--CONTINUED
   U.S. Bancorp                           700   $       43
   Washington National                 19,500          546
                                                ----------
     Total Financials                               12,683
                                                ----------
HEALTH CARE (7.9%)
   American Home Products              28,400        2,165
   Amgen*                               6,500          435
   Baxter International                12,600          665
   Becton Dickinson                     1,300           64
   Boston Scientific*                   5,910          315
   Bristol-Myers Squibb                20,300        1,490
   Columbia/HCA Healthcare             33,310        1,220
   Healthsouth*                        32,868          752
   Johnson & Johnson                   28,100        1,682
   Eli Lilly                            7,800          725
   Medpartners*                        27,600          524
   Medtronic                            1,600          118
   Merck                               14,200        1,276
   Pacificare Health Systems, Cl B*     3,400          269
   Schering Plough                      6,600          599
   Tenet Healthcare*                   15,000          412
   Warner Lambert                       2,300          232
                                                ----------
     Total Health Care                              12,943
                                                ----------
TECHNOLOGY (7.4%)
   Atmel*                               3,600          103
   Automatic Data Processing            2,270          112
   Cadence Design Systems*              9,000          299
   Ceridian*                            6,300          232
   Cisco Systems*                      16,400        1,111
   Compaq Computer*                       600           65
   Eastman Kodak                       10,000          829
   First Data                          28,000        1,120
   Hewlett Packard                      7,900          407
   IBM                                  7,800          675
   Intel                               11,500        1,742
   Lucent Technologies                  9,214          586
   Microsoft*                          12,200        1,513
   Motorola                            11,000          730
   Oracle*                             10,900          508
   Scientific-Atlanta                  42,300          767

================================================================================

------------------------------------------------------------
                                    SHARES/FACE
                                   AMOUNT (000) VALUE (000)
------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Xerox                               18,200   $    1,233
                                                ----------
     Total Technology                               12,032
                                                ----------
TRANSPORTATION (0.6%)
   Burlington Northern Santa Fe         7,400          614
   Delta Air Lines                      1,400          131
   Union Pacific                        2,800          190
                                                ----------
     Total Transportation                              935
                                                ----------
UTILITIES (0.2%)
   Consolidated Natural Gas             1,500           80
   Enron                                4,200          171
   Sonat                                1,800          103
                                                ----------
     Total Utilities                                   354
                                                ----------
Total Common Stocks
     (Cost $72,954)                                 84,559
                                                ----------

PREFERRED STOCKS (1.1%)
AIR TRANSPORTATION (0.2%)
   Continental Airline Financial (B)    5,000          391
                                                ----------
BANKS (0.2%)
   National Bank of Australia,
     CV to 0.3273 shares*              10,000          270
                                                ----------
TECHNOLOGY (0.7%)
   Microsoft, CV to 1 share            12,500        1,077
                                                ----------
Total Preferred Stocks
     (Cost $1,573)                                   1,738
                                                ----------

CORPORATE OBLIGATIONS (23.1%)
   American General Finance
     6.875%,  07/01/99                $ 1,000        1,007
   Aristar
     6.750%,  05/15/99                  1,500        1,507
   Associates of North America, MTN
     6.650%,  08/30/99                    750          752
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS--CONTINUED
   AT&T Capital, MTN
     6.920%,  04/29/99                 $2,250   $    2,261
   Bear Stearns
     7.000%,  03/01/07                  1,900        1,853
   Ford Capital
     9.500%,  06/01/10                  1,350        1,558
   General Electric Capital
     6.660%,  05/01/18                  1,000        1,003
   General Motors Acceptance
     7.125%,  05/01/01                  1,900        1,914
     6.750%,  11/04/04                  1,500        1,459
   Homeside Lending, MTN
     6.875%,  05/15/00                  2,000        1,998
   Household Finance, MTN
     7.150%,  06/15/00                  1,000        1,010
   International Lease Finance
     6.700%,  04/30/99                  1,900        1,910
   Lockheed Martin
     6.550%,  05/15/99                  1,000        1,001
   Marriott International, (A) (B)
     0.000%,  03/25/11                  1,000          581
   Mascotech, Callable 12/22/96 @ 103
     4.500%,  12/15/03                    500          445
   Merrill Lynch, MTN
     6.640%,  04/09/99                  1,500        1,506
   Morgan Stanley Group
     6.875%,  03/01/07                  1,000          974
   Philip Morris
     7.250%,  09/15/01                  2,100        2,108
     6.800%,  12/01/03                    500          488
     7.500%,  04/01/04                  1,000        1,005
   RHG Finance
     8.875%,  10/01/05                  1,500        1,622
   Salomon
     6.500%,  03/01/00                  2,500        2,478
     6.750%,  02/15/03                  1,150        1,118
   Service International
     7.375%,  04/15/04                  1,750        1,772
   SunAmerica
     6.200%,  10/31/99                  2,000        1,985
   US West Capital Funding
     7.300%,  01/15/07                  2,500        2,484
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

BALANCED FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
Total Corporate Obligations
     (Cost $37,869)                             $   37,799
                                                ----------

CONVERTIBLE BONDS (2.5%)
   Alza, CV to 26.1840 Shares,
     Callable 05/01/00 @ 100
     5.000%,  05/01/06                $   500          501
   Automatic Commercial Exchange
     Security, CV to 0.8333 shares
     6.500%,  05/15/00                      9          215
   Roche, CV to 3.5626 Shares (A)
     0.000%,  05/06/12                  1,000          403
   Staples, CV to 30.303 Shares (B)
     4.500%,  10/01/00                    500          585
   Time Warner Finance,
     CV to 7.7589 Shares (A)
     0.000%,  06/22/13                    900          411
   U.S. Filter, CV to 25.3164 shares,
     Callable 12/15/99 @ 101.8
     4.500%,  12/15/01                    500          509
   USA Waste Services,
      CV to 35.3243 Shares
     5.000%,  03/01/06                    355          490
   WMX Technologies,
      CV to 26.078 shares
     2.000%,  01/24/05                  1,000          921
                                                ----------
Total Convertible Bonds
     (Cost $3,864)                                   4,035
                                                ----------

U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (1.2%)
   FHLMC
     8.000%,  06/01/02                    574          589
     7.500%,  09/01/03                  1,308        1,326
                                                ----------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $1,916)                                   1,915
                                                ----------
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (10.6%)
   U.S. Treasury Bonds
     7.500%,  11/15/16              $   3,000   $    3,163
     8.125%,  08/15/19                  7,800        8,775
     6.625%,  02/15/27                  3,450        3,324
   U.S. Treasury Notes
     6.750%,  04/30/00                  2,000        2,020
                                                ----------
Total U.S. Treasury Obligations
     (Cost $17,245)                                 17,282
                                                ----------

REPURCHASE AGREEMENT (8.9%)
   Merrill Lynch 5.55%, dated 05/30/97,
     matures  06/02/97, repurchase
     price $14,570,241 (collateralized
     by various GNMA obligations,
     total par value $26,629,425,
     7.000%-13.250%, 04/20/00-11/20/22:
     total market value $14,856,427)   14,563       14,563
                                                ----------
Total Repurchase Agreement
     (Cost $14,563)                                 14,563
                                                ----------
Total Investments (99.1%)
     (Cost $149,984)                               161,891
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.9%)             1,546
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 12,674,232
     outstanding shares of beneficial
     interest                                      131,876
   Fund shares of the Investor Shares
     (unlimited  authorization --
     no par value) based on 501,289
     outstanding shares of beneficial
     interest                                        5,143

------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
NET ASSETS--CONTINUED
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par  value) based on 509,658
     outstanding shares of
     beneficial interest                        $    5,720
   Undistributed net investment income                 781
   Accumulated net realized gain
     on investments                                  8,010
   Net unrealized appreciation
     on investments                                 11,907
                                                ----------
Total Net Assets (100.0%)                       $  163,437
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    11.94
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    11.99
                                                ==========
Maximum Offering Price Per Share --
     Investor Class ($11.99 (Divide) 96.25%)    $    12.46
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)(2)      $    11.90
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.
(2) Represents NAV on last business day -- May 30, 1997.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

EMERGING MARKETS EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
-------------------------------------------------------------
FOREIGN COMMON STOCKS (84.7%)
ARGENTINA (6.9%)
   Banco Frances del Rio de la
     Plata ADR*                        16,000   $      526
   Capex, Cl A                         33,700          324
   Massalin Particulares, Cl B         38,800          231
   Metrogas ADR                        32,204          314
   Quilmes Industrial                  37,000          430
   Transportadora de Gas del
     Sur ADR                           33,000          417
   YPF ADR, Cl D                       16,000          480
                                                ----------
     Total Argentina                                 2,722
                                                ----------
BRAZIL (4.3%)
   Makro Atacadista GDR                27,500          344
   Souza Cruz                          50,000          467
   Telebras ADR                         3,230          444
   Votorantim Celelose Papel
     Receibos*                      1,476,876           40
   Unibanco                            12,000          414
                                                ----------
     Total Brazil                                    1,709
                                                ----------
CHILE (1.1%)
   Administradora de Fondos de
     Pensiones Provida ADR             21,500          441
                                                ----------
COLOMBIA (1.6%)
   Banco de Colombia GDS               24,700          152
   Banco Ganadero ADR                  15,600          476
                                                ----------
     Total Colombia                                    628
                                                ----------
CZECH REPUBLIC (0.5%)
   Komercni Banka GDR                   8,400          204
                                                ----------
ECUADOR (0.4%)
   La Cemento Nacional GDR                800          158
                                                ----------
GREECE (5.3%)
   Greek Telecom                        7,800          194
   Hellas Can Packaging                25,500          467
   Papastratos Cigarettes              15,400          316
   Teletypos                          130,000          533
   Titan Cement Company                 5,700          568
                                                ----------
   Total Greece                                      2,078
                                                ----------
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
HONG KONG (9.2%)
   China Hong Kong Photo            1,086,000  $       315
   Esprit Asia Holdings               616,000          354
   First Pacific                      142,000          181
   National Mutual Asia               358,000          390
   Peregrine Investment Holdings      137,000          244
   Peregrine Investment Warrants*       6,600            2
   Road King Infrastructure*          400,000          390
   Seoul Horizon Trust                 17,000          212
   Shenzhen Express*                  700,000          235
   Sinocan                            920,000          365
   South China Morning Post
     Holdings                         460,000          442
   Wing Hang Bank                     108,000          514
                                                ----------
     Total Hong Kong                                 3,644
                                                ----------
HUNGARY (1.4%)
   Egis*                                6,000          353
   Gedeon Richter GDR                   2,500          207
                                                ----------
     Total Hungary                                     560
                                                ----------
INDIA (4.5%)
   Hindalco GDR                         6,700          221
   India Cements GDR                   54,000          124
   Indian Aluminum GDR                 15,800           58
   Indian Aluminum GDS                 15,300           57
   Tata Electric GDR                      210           71
   Videsh Sanchar Nigam GDR            60,000        1,236
                                                ----------
     Total India                                     1,767
                                                ----------
INDONESIA (8.8%)
   Budi Acid Jaya, F                  185,000          228
   Citra Marga Nusaphala              472,000          471
   Dankos Laboratories, F             665,000          561
   Indonesian Satellite ADR            13,500          403
   Matahari Putra Prima               251,000          447
   Modern Photo Film, F               150,000          546
   Tambang Timah, F                   281,000          451
   Tempo Scan Pacific                 164,000          351
                                                ----------
     Total Indonesia                                 3,458
                                                ----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
ISRAEL (5.8%)
   Blue Square Stores*                 57,300   $      587
   ECI Telecommunications              22,000          509
   Koor Industries ADR                 20,300          355
   Nice Systems ADR*                   18,000          549
   Orbotech*                           10,000          279
                                                ----------
     Total Israel                                    2,279
                                                ----------
MALAYSIA (3.4%)
   Aluminium of Malaysia              231,000          325
   Edaran Otomobil                     28,000          244
   Petronas Dagangan                  170,000          403
   Southern Bank Warrants*             15,000           10
   UMW Holdings                        72,000          370
                                                ----------
     Total Malaysia                                  1,352
                                                ----------
MEXICO (8.3%)
   Femsa, Cl B                        106,000          562
   Grupo Carso                         66,000          375
   Grupo Continental                  167,750          418
   Grupo Elektra GDR                   21,100          401
   Herdez, Cl B                     1,035,000          458
   Kimberly Clark, Cl A                95,500          331
   Nacional de Drogas, Cl L           139,000          459
   Telefonos de Mexico ADR              6,500          288
                                                ----------
     Total Mexico                                    3,292
                                                ----------
PANAMA (1.1%)
   Banco Latinamericano de
     Exportaciones                      9,000          424
                                                ----------
PERU (2.1%)
   Cerveceria Backus & Johnston       356,240          320
   CPT Telefoncia del Peru             15,000          381
   Telefonica del Peru, Cl B           50,500          125
                                                ----------
     Total Peru                                        826
                                                ----------
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
PHILIPPINES (3.6%)
   Bacnotan Consolidated              135,600   $      250
   Benpres GDR*                        65,800          467
   First Philippine Holdings          174,375          288
   Philippine Long Distance            14,000          414
                                                ----------
     Total Philippines                               1,419
                                                ----------
PORTUGAL (2.5%)
   Banco Totta & Acores                21,700          309
   Cimentos de Portugal                15,020          330
   Portugal Telecom                       600           23
   Portugal Telecom ADR                 8,200          316
                                                ----------
     Total Portugal                                    978
                                                ----------
SINGAPORE (2.0%)
   Amtek Engineering                  180,000          311
   Elec & Eltek International          84,000          496
                                                ----------
     Total Singapore                                   807
                                                ----------
SOUTH AFRICA (8.6%)
   Amalgated Banks of South Africa     39,642          245
   Anglo American Coal                  3,260          216
   Barlow                              37,700          399
   De Beers Consolidated Mines ADR      5,500          194
   Gencor                              44,000          193
   Kersaf Investments                  48,600          381
   Liberty Life Association of Africa  14,000          392
   Rembrandt Group                     30,400          306
   Richemont                           26,500          360
   Sasol                               26,200          321
   Suncrush                           181,000          387
                                                ----------
     Total South Africa                              3,394
                                                ----------
SOUTH KOREA (1.5%)
   Pohang Iron & Steel ADR             21,000          609
                                                ----------
THAILAND (1.7%)
   K.R. Precision, F                   46,500          324
   Nation Publishing                  120,000          344
                                                ----------
     Total Thailand                                    668
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

EMERGING MARKETS EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                   SHARES/FACE
                                AMOUNT(G) (000)  VALUE (000)
------------------------------------------------------------
TURKEY (0.1%)
   Dogan Holding*                   2,800,000   $       60
                                                ----------
Total Foreign Common Stocks
     (Cost $31,409)                                 33,477
                                                ----------

FOREIGN PREFERRED STOCKS (6.2%)
BRAZIL (6.2%)
   Banco Bradesco                  42,150,000          336
   Banco Itau SA                      800,000          411
   Brahma                             440,000          319
   Cemig                            2,800,000          128
   Centrais Eletricas de Santa
     Catarina, Cl B                   103,000          124
   Globex Utilidades                   15,500          235
   Lojas Renner                     7,800,000          452
   Multibras Eletrodomes*             228,400          233
   Votorantim Celulose Papel*       7,500,000          203
                                                ----------
Total Foreign Preferred Stocks
     (Cost $2,386)                                   2,441
                                                ----------

FOREIGN CONVERTIBLE BOND (0.4%)
TURKEY (0.4%)
   Medya Holdings Int'l
     10.000%,  06/28/01                   200          160
                                                ----------
Total Foreign Convertible Bond
     (Cost $175)                                       160
                                                ----------
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
TIME DEPOSIT (7.6%)
   Cayman Island
     5.250%, 06/02/97                  $3,000   $    3,000
                                                ----------
Total Time Deposit
     (Cost $3,000)                                   3,000
                                                ----------
Total Investments (98.9%)
     (Cost $36,970)                                 39,078
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (1.1%)               417
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 3,660,064
     outstanding shares of
     beneficial interest                            37,181
   Undistributed net
     investment income                                 144
   Accumulated net realized gain
     on investments and foreign
     currency transactions                              62
   Net unrealized appreciation
     on investments                                  2,108
                                                ----------
Total Net Assets (100.0%)                       $   39,495
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares             $    10.79
                                                ==========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

================================================================================


INTERNATIONAL EQUITY INDEX FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
U.S. AND FOREIGN COMMON STOCKS (95.4%)
AUSTRALIA (2.7%)
   Amcor                               13,361   $       88
   Broken Hill Proprietary             20,656          297
   Coles Myer                          30,235          141
   CRA                                  5,542           91
   CSR                                 27,994          103
   Lend Lease                           4,481           89
   Mount Isa Mines Holdings            42,910           64
   National Australia Bank             13,886          199
   Newscorp                            33,881          150
   Pacific Dunlop                      28,455           79
   Western Mining                      20,202          131
   Westpac Banking                     36,880          200
                                                ----------
     Total Australia                                 1,632
                                                ----------
AUSTRIA (1.6%)
   Bank of Austria                      3,058          197
   Creditanstalt Bankverein             3,535          209
   Ea - Generali                          343           85
   Oest El Wirtsch, Cl A                2,245          161
   OMV                                  1,715          218
   Wienerberger Baustoff                  401           82
                                                ----------
     Total Austria                                     952
                                                ----------
BELGIUM (2.1%)
   Bekaert                                 30           18
   Delhaize Freres                      1,000           50
   Electrabel                           1,000          224
   Fortis                               1,000          194
   Generale Banque                        470          186
   Groupe Bruxelles Lambert               700          112
   Kredietbank                            290          119
   Petrofina                              500          176
   Royale Belge                           175           50
   Solvay, Cl A                           125           75
   Union Minere*                          680           55
                                                ----------
     Total Belgium                                   1,259
                                                ----------
DENMARK (1.6%)
   Carlsberg, Cl B                      1,427           84
   D/S 1912, Cl B                           6          209
   D/S Svendborg, Cl B                      4          200
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
DENMARK--CONTINUED
   Danisco                              2,210   $      131
   Novo Nordisk, Cl B                   1,670          179
   Sophus Berendsen, Cl B                 251           38
   Tele Danmark, Cl B                   2,208          109
                                                ----------
     Total Denmark                                     950
                                                ----------
FINLAND (0.8%)
   Merita*                             25,000           85
   Nokia, Cl K                          2,300          150
   Outokumpu Oy Akt, Cl A               3,100           61
   Rauma                                  303            7
   UPM - Kymmene                        8,500          195
                                                ----------
     Total Finland                                     498
                                                ----------
FRANCE (11.4%)
   Accor                                  847          117
   Air Liquide                          1,886          289
   Alcatel Alsthom                      2,238          242
   Axa                                  4,748          284
   Banque National Paris, Cl A          3,350          137
   Bouygues                               950           82
   Carrefour                              603          396
   Cie Bancaire                           710           78
   Cie de Saint Gobain                  2,265          312
   Cie Financiara Paribas                 958           62
   Cie Generale des Eaux                2,045          251
   Cie Generale des Eaux Warrants*      2,045            1
   Compagnie de Suez                    2,963          151
   Elf Aquitaine                        4,282          428
   Elf Sanofi                           2,573          223
   Eridania Beghin - Say                1,209          169
   Groupe Danone                        1,764          265
   Havas                                1,300           87
   L'Oreal                              1,084          393
   Lafarge Coppee                       2,218          142
   Legrand                                950          153
   Louis Vuitton - Moet Hennessy        1,881          455
   Lyonnaise des Eaux Dumez             1,650          162
   Michelin, Cl B                       2,844          155
   Pernod - Ricard                      2,179          104
   Peugeot                              1,790          177
   Pinault - Printemps Redoute            400          168

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INTERNATIONAL EQUITY INDEX FUND--CONTINUED
------------------------------------------------------------

                                      SHARES    VALUE (000)
------------------------------------------------------------
FRANCE--CONTINUED
   Promodes                               478   $      162
   Rhone - Poulenc, Cl A                8,500          275
   Schneider                            3,877          186
   Societe Generale                     2,280          253
   Total Compaigne, Cl B                4,470          408
   Unibail                                400           39
                                                ----------
     Total France                                    6,806
                                                ----------
GERMANY (19.2%)
   Aachener & Munchener Bete              166          154
   Allianz                              5,080        1,085
   BASF                                15,100          561
   Bayer                               21,960          857
   Bayerische Hypotheken und
     Wechselbank                        9,900          316
   Bayerische Vereinsbank               2,360           98
   Biersdorf                            3,340          179
   Colonia Konzern                        310           31
   Daimler - Benz                      13,630        1,053
   Degussa                              2,490          121
   Deutsche Bank                       14,620          811
   Dresdner Bank Frankfurt             10,600          372
   Heidelberger Zement                  2,490          235
   Hochtief                               260           11
   Karstadt                               625          219
   Linde                                  391          271
   Lufthansa                           14,580          232
   Man Muenchen                            31            9
   Mannesmann                             853          349
   Metro AG                             3,063          333
   Munchener Ruckvers                     256          656
   Preussag                                11            3
   RWE                                  6,340          273
   SAP                                  1,900          339
   Schering                             1,810          182
   Siemens                             14,340          811
   Thyssen                              1,301          294
   Veba                                12,660          720
   Viag                                   683          310
   Volkswagen                             961          624
                                                ----------
     Total Germany                                  11,509
                                                ----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
HONG KONG (1.9%)
   Cathay Pacific Airways               9,000   $       14
   Cheung Kong Holdings                13,000          133
   China Light & Power                 15,000           75
   Hang Seng Bank                      10,200          122
   Hong Kong Telecommunications        50,000          111
   HSBC Holdings                       13,068          396
   Hutchison Whampoa                   14,800          123
   Sun Hung Kai Properties              6,600           81
   Swire Pacific, Cl A                  9,000           75
                                                ----------
     Total Hong Kong                                 1,130
                                                ----------
ITALY (9.0%)
   Assicurazioni Generali              42,670          731
   Banca Commerciale Italiana          33,500           66
   Benetton Group                       9,448          132
   Credito Italiano                    23,000           34
   Edison                              42,500          201
   ENI                                 76,000          379
   Fiat                               139,000          456
   Fiat Non-Convertible                42,000           74
   Istituto Bancario san
     Paolo di Torino                   42,091          265
   Istituto Nazionale                 323,919          447
   Italgas                              5,000           15
   Mediobanca                          30,950          176
   Montedison*                        134,680           82
   Olivetti*                          142,500           41
   Parmalat Finanziaria               102,800          147
   Pirelli                            120,000          261
   RAS                                 10,135           77
   Sirti                               19,500          112
   Telecom Italia                     265,000          730
   Telecom Italia di Risp              63,000          138
   Telecom Italia Mobile              195,802          575
   Telecom Italia Mobile di Risp      154,164          269
                                                ----------
     Total Italy                                     5,408
                                                ----------
JAPAN (23.5%)
   Ajinomoto                           15,000          151
   Asahi Bank                          20,000          131
   Asahi Chemical Industries           15,000           83
   Asahi Glass                         12,000          116

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
JAPAN--CONTINUED
   Bank of Tokyo - Mitsubushi          24,000   $      416
   Bank of Yokohama                    11,000           55
   Bridgestone                          9,000          203
   Chiba Bank                          12,000           62
   Chiyoda                              5,000           24
   Citizen Watch                       11,000           83
   Cosmo Oil                           12,000           55
   Dai Nippon Printing                 12,000          240
   Daiei*                              11,000           72
   Daiwa Kosho Lease                    5,000           38
   Daiwa Securities                    18,000          132
   Ebara                                8,000          116
   Fanuc                                  900           32
   Fuji Bank                           24,000          309
   Fuji Photo Film                      5,000          194
   Fujitsu                             18,000          220
   Furukawa Electric                   15,000           89
   Hankyu                               2,000           10
   Hitachi                             32,000          341
   Honda Motor                          5,000          147
   Industrial Bank of Japan            20,000          241
   Ito Ham Foods                        1,000            6
   Ito Yokado                           4,000          228
   Itochu                              31,000          158
   Japan Air Lines*                    16,000           68
   Japan Energy                        11,000           28
   Joyo Bank                           14,300           70
   Jusco                                3,000          101
   Kansai Electric Power                9,800          184
   Kao                                  7,000           95
   Kawasaki Steel                      19,000           56
   Kinki Nippon Railway                26,000          156
   Kirin Brewery                       15,000          148
   Komatsu                             13,000           98
   Kubota                              23,000          106
   Kyocera                              3,000          216
   Marui                                4,000           75
   Matsushita Electric                 18,000          339
   Mitsubishi                          21,000          247
   Mitsubishi Chemical                 16,000           49
   Mitsubishi Electric                 23,000          130
   Mitsubishi Estate                    5,000           68
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
JAPAN--CONTINUED
   Mitsubishi Heavy Industries         43,000   $      310
   Mitsubishi Materials                35,000          136
   Mitsubishi Trust & Banking          13,000          186
   Mitsui                              17,000          150
   Mitsui Trust & Banking              13,000           98
   Mitsukoshi                           7,000           49
   Murata Manufacturing                 1,000           40
   NEC                                 15,000          209
   New Oji Paper                        9,000           52
   Nichido Fire & Marine Insurance     15,000           91
   Nippon Express                       5,000           39
   Nippon Oil                          16,000           81
   Nippon Paper Industries*             1,000            5
   Nippon Sharyo                        5,000           32
   Nippon Steel                        39,000          114
   Nippon Yusen                        27,000          111
   Nippondenso                          7,000          175
   Nissan Motor                        32,000          212
   NKK                                 24,000           47
   Nomura Securities                   19,000          225
   Obayashi                            13,000           80
   Odakyu Electric Railway             24,000          133
   Olympus Optical                      8,000           68
   Osaka Gas                           44,000          116
   Sakura Bank                         25,000          150
   Sankyo                               7,000          222
   Sanyo Electric                       4,000           17
   Sega Enterprises                     1,600           54
   Sekisui Chemical                     7,000           73
   Sekisui House                        7,000           69
   Sharp                               10,000          129
   Shimizu                              3,000           18
   Shin - Etsu Chemical                 7,000          176
   Shizuoka Bank                        9,000           87
   Skylark                              3,000           50
   Sony                                 3,500          295
   Sumitomo Bank                       28,000          387
   Sumitomo Chemical                   20,000           83
   Sumitomo Metal                      26,000           66
   Taisei                              35,000          150
   Takeda Chemical                     15,000          380
   Tobu Railway                        15,000           67

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INTERNATIONAL EQUITY INDEX FUND--CONTINUED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
JAPAN--CONTINUED
   Tohoku Electric Power                5,300   $       91
   Tokai Bank                          20,000          165
   Tokio Marine & Fire Insurance       34,000          400
   Tokyo Electric Power                15,900          303
   Tokyo Gas                           26,000           66
   Tokyu                               10,000           57
   Toppan Printing                     11,000          151
   Toray                               24,000          163
   Tostem                               3,000           80
   Toto                                 7,700           87
   Toyo Seikan Kaisha                   3,300           63
   Toyoda Automatic Loom                4,000           87
   Toyota Motor                        31,000          889
   Yamaichi Securities                 15,000           43
   Yamanouchi Pharmaceutical            1,000           25
   Yasuda Trust & Banking               5,000           15
                                                ----------
    Total Japan                                     14,103
                                                ----------
NETHERLANDS (3.1%)
   ABN-Amro Holdings                   10,668          197
   Akzo Nobel                             470           63
   ING Groep                            5,816          257
   Koninklijke                          3,789          132
   Koninklijke Nederlanden
     Papierfabriek                        960           20
   Philips Electronics                  2,550          139
   Royal Dutch Petroleum                3,580          691
   Unilever                             1,065          205
   Wolters Kluwer                       1,479          178
                                                ----------
     Total Netherlands                               1,882
                                                ----------
NORWAY (1.2%)
   Bergesen, Cl A                       4,150           96
   Hafslund Nycomed, Cl B               5,900           33
   Kvaerner                             2,000          115
   Norsk Hydro                          7,825          391
   Nycomed Asa- Cl B                    2,300           31
   Uni Storebrand*                      9,987           66
                                                ----------
     Total Norway                                      732
                                                ----------


------------------------------------------------------------
                                       SHARES   VALUE (000)
------------------------------------------------------------
SPAIN (4.7%)
   Argentaria Bancaria de Espana        2,916   $      145
   Autopistas CESA                      6,347           78
   Banco Bilbao Vizcaya                 4,571          324
   Banco Central Hispano                4,255          137
   Banco de Santander                   3,510          299
   Dragados Construccion                2,565           50
   Empresa Nacional de Electricidad     5,473          418
   Fomento de Construcciones
     Contratas                            598           67
   Gas Natural                            828          158
   Iberdola                            16,206          199
   Mapfre                               1,018           55
   Repsol                               6,279          263
   Telefonica de Espana                19,933          575
   Union Electrica Fenosa               7,629           68
                                                ----------
     Total Spain                                     2,836
                                                ----------
SWEDEN (2.0%)
   Asea, Cl A                          12,000          162
   Astra, Cl A                         14,666          237
   Diligentia*                          1,350           15
   Electrolux, Cl B                     1,100           66
   Ericsson, Cl B                       8,100          284
   Granges*                               550            7
   Skandinaviska Enskilda Banken        7,700           79
   Skanska Rights*                      1,800           --
   Skanska, Cl B                        1,800           72
   Stora Kopparbergs Bergslags, Cl A    5,000           74
   Svenska Cellulosa, Cl B              4,000           84
   Swedish Match                        4,500           15
   Volvo, Cl B                          3,950          109
                                                ----------
     Total Sweden                                    1,204
                                                ----------
SWITZERLAND (2.3%)
   Nestle                                 222          276
   Novartis                               244          331
   Roche Holdings, Bearer                   7           92
   Roche Holdings, Genusshein              34          302
   Schweizerische Bankgesellschaft        170          186
   Swiss Bank*                            875          210
                                                ----------
     Total Switzerland                               1,397
                                                ----------

================================================================================
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
UNITED KINGDOM (8.2%)
   Abbey National                       8,291   $      119
   Barclays Bank                       14,416          280
   Bass                                 9,466          123
   BAT Industries                      22,460          201
   BG                                  20,778           69
   Blue Circle Industries              12,797           88
   British Petroleum                   41,753          495
   British Telecommunications          20,475          148
   BTR                                 43,929          143
   Cable & Wireless                    22,390          183
   Centrica*                           20,778           22
   Energy Group*                        9,677           87
   General Electric                    21,236          121
   Glaxo Wellcome                      19,999          399
   Grand Metropolitan                  23,365          217
   Great Universal Stores               7,352           78
   Guinness                            18,085          168
   Hanson                              12,096           62
   HSBC Holdings                        7,895          245
   Imperial Chemical                   11,454          152
   Marks & Spencer                     40,514          337
   National Power                       9,177           83
   Reuters                             13,125          147
   RMC Group                            2,799           42
   RTZ                                 13,785          236
   Sainsbury, J.                       11,344           65
   Smithkline Beecham                  20,334          350
   Unilever                             6,230          167
   Vodafone Group                      22,646          100
                                                ----------
     Total United Kingdom                            4,927
                                                ----------
UNITED STATES (0.1%)
   Millennium Chemicals*                1,382           27
                                                ----------
Total U.S. and Foreign Common Stocks
     (Cost $48,937)                                 57,252
                                                ----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FOREIGN PREFERRED STOCKS (1.3%)
FINLAND (0.3%)
   Nokia, Cl A                          2,400   $      157
                                                ----------
GERMANY (0.9%)
   RWE                                  3,730          131
   SAP                                  1,380          251
   Volkswagen                             297          146
                                                ----------
     Total Germany                                     528
                                                ----------
ITALY (0.1%)
   Fiat                                42,800           72
                                                ----------
Total Foreign Preferred Stocks
     (Cost $571)                                       757
                                                ----------
Total Investments (96.7%)
     (Cost $49,508)                                 58,009
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (3.3%)             1,999
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INTERNATIONAL EQUITY INDEX FUND--CONCLUDED
------------------------------------------------------------
                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 4,717,839
     outstanding shares of beneficial interest  $   43,186
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 496,770
     outstanding shares of beneficial interest       4,962
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 80,102
     outstanding shares of beneficial interest         829
   Undistributed net investment income                 220
   Accumulated net realized gain on
     investments and foreign currency
     transactions                                    2,335
   Net unrealized appreciation
     on investments                                  8,501
   Net unrealized depreciation on foreign
     currency and translation of other
     assets and liabilities in foreign currency        (25)
                                                ----------
Total Net Assets (100.0%)                       $   60,008
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares             $    11.34
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    11.26
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($11.26 (Divide) 96.25%)   $    11.70
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares (1)          $    11.24
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

INTERNATIONAL EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FOREIGN COMMON STOCKS (97.3%)
ARGENTINA (0.9%)
   YPF ADR, Cl D                      160,000   $    4,800
                                                ----------
AUSTRALIA (2.0%)
   Australia & New Zealand
     Bank Group                       350,000        2,396
   Faulding (F.H.) &  Co.             405,124        2,412
   QBE Insurance                      922,000        5,486
                                                ----------
     Total Australia                                10,294
                                                ----------
BRAZIL (2.8%)
   Souza Cruz                         838,000        7,827
   Telecom Brasileiras ADR             47,800        6,567
                                                ----------
     Total Brazil                                   14,394
                                                ----------
CANADA (3.3%)
   Bank of Montreal                    71,991        2,744
   Bombardier, Cl B                   201,000        4,220
   CAE                                436,729        3,431
   Royal Bank of Canada                57,000        2,468
   Suncor                             158,000        3,918
                                                ----------
     Total Canada                                   16,781
                                                ----------
DENMARK (0.9%)
   Sophus Berendsen, Cl B              29,550        4,471
                                                ----------
FINLAND (4.3%)
   Cultor, Ser 2                       82,400        4,129
   Finnlines                          100,000        2,777
   Metra, Cl B                        195,000        5,529
   Nokia ADR, Cl A                     41,000        2,706
   Rauma                               72,200        1,683
   UPM - Kymmene                      208,000        4,774
                                                ----------
     Total Finland                                  21,598
                                                ----------
FRANCE (9.7%)
   Accor                               34,000        4,708
   Christian Dior                      30,850        4,832
   Cie Generale d'Industrie et de
     Participations                    23,000        6,524
   Credit Local de France              55,000        5,131
   Lafarge Coppee                      38,000        2,427

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FRANCE--CONTINUED
   Lagardere Groupe                   158,000   $    4,643
   SGS-Thomson
     Microelectronics ADR*             66,000        5,511
   Technip                            153,113       15,714
                                                ----------
     Total France                                   49,490
                                                ----------
GERMANY (3.3%)
   Siemens                             48,000        2,713
   Veba                                79,600        4,525
   Volkswagen                          14,300        9,288
                                                ----------
     Total Germany                                  16,526
                                                ----------
GREECE (2.0%)
   Greek Telecom                      411,840       10,253
                                                ----------
HONG KONG (1.2%)
   HSBC Holdings                      192,645        5,843
                                                ----------
HUNGARY (0.6%)
   Gedeon Richter                      32,000        2,656
   Gedeon Richter GDR                   3,000          249
                                                ----------
     Total Hungary                                   2,905
                                                ----------
INDONESIA (0.5%)
   Modern Photo Film, F               736,500        2,681
                                                ----------
ISRAEL (2.1%)
   ECI Telecommunications             319,000        7,377
   Technomatrix Technologies          105,500        3,244
                                                ----------
     Total Israel                                   10,621
                                                ----------
ITALY (3.1%)
   Banca Popolare di Milano           500,000        2,686
   ENI                                933,000        4,655
   Istituto Bancario san
     Paolo di Torino                  450,002        2,831
   Saipem                           1,057,000        5,376
                                                ----------
     Total Italy                                    15,548
                                                ----------
JAPAN (8.8%)
   Canon                              215,000        5,448
   FCC                                 97,000        2,516

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INTERNATIONAL EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
JAPAN--CONTINUED
   Fuji Photo Film                    139,000   $    5,385
   Honda Motor                        282,000        8,285
   Sony                                99,400        8,377
   TDK                                 69,000        5,299
   Terumo                             546,000        9,615
                                                ----------
     Total Japan                                    44,925
                                                ----------
MALAYSIA (0.9%)
   UMW Holdings                       844,000        4,334
                                                ----------
MEXICO (2.5%)
   Fomento Econo Mexicana, Cl B     1,676,000        8,906
   Panamerican Beverage, Cl A         130,200        3,776
                                                ----------
     Total Mexico                                   12,682
                                                ----------
NETHERLANDS (5.5%)
   Akzo Nobel                          53,000        7,051
   Hollandsche Beton Groep             28,658        6,590
   ING Groep                          327,938       14,486
                                                ----------
     Total Netherlands                              28,127
                                                ----------
NEW ZEALAND (1.0%)
   Fletcher Challenge Building
     Division                       1,831,500        5,114
                                                ----------
PANAMA (1.4%)
   Banco Latinamericano de
     Exportaciones                    150,400        7,088
                                                ----------
PERU (1.1%)
   CPT Telefoncia del Peru            109,000        2,766
   Credicorp                          124,449        2,816
                                                ----------
     Total Peru                                      5,582
                                                ----------
PHILIPPINES (1.1%)
   Benpres GDR*                       775,961        5,509
                                                ----------
PORTUGAL (1.5%)
   Banco Espirito Santo               120,400        2,493
   Portugal Telecom ADR               134,300        5,171
                                                ----------
     Total Portugal                                  7,664
                                                ----------
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
SINGAPORE (0.7%)
   Elec & Eltek International         599,000   $    3,534
                                                ----------
SOUTH AFRICA (5.0%)
   Barlow                             442,000        4,676
   De Beers Consolidated
     Mines ADR                         70,200        2,475
   First National Bank                373,000        2,911
   Gencor                           1,048,000        4,599
   Liberty Life Association of Africa  50,000        1,399
   Rembrandt Group                    446,000        4,494
   Sasol                              385,000        4,720
                                                ----------
     Total South Africa                             25,274
                                                ----------
SOUTH KOREA (3.4%)
   Pohang Iron & Steel                107,531        9,209
   Samsung Electronics                 29,590        2,897
   Samsung Electronics Rights*            490           11
   Sindo Ricoh                         91,400        5,282
                                                ----------
     Total South Korea                              17,399
                                                ----------
SPAIN (3.4%)
   Corporacion Financiera Alba         49,000        5,391
   Telefonica de Espana               414,000       11,946
                                                ----------
     Total Spain                                    17,337
                                                ----------
SWEDEN (3.1%)
   Castellum AB*                      130,000          906
   Ericsson, Cl B                     168,100        5,899
   Skandia Forsakrings                250,000        8,822
                                                ----------
     Total Sweden                                   15,627
                                                ----------
SWITZERLAND (6.7%)
   Asea Brown Boveri                    4,215        5,785
   Nestle                               9,000       11,194
   Novartis, Registered                12,640       17,151
                                                ----------
     Total Switzerland                              34,130
                                                ----------
UNITED KINGDOM (14.5%)
   Avis Europe*                     2,500,000        5,356
   Bank of Ireland                    769,715        8,327
   Bass                               400,000        5,187

================================================================================

------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
UNITED KINGDOM--CONTINUED
   BOC Group                          163,000   $    2,735
   Granada Group                      315,000        4,464
   Halma                            1,196,000        3,442
   London Forfaiting                1,763,200       11,577
   Morgan Crucible                    717,432        5,344
   Powerscreen                        513,100        5,232
   Railtrack Group*                   462,000        4,835
   Reckit & Colman                    554,000        7,791
   Smithkline Beecham                 306,484        5,270
   Vodafone Group                     980,000        4,343
                                                ----------
     Total United Kingdom                           73,903
                                                ----------
Total Foreign Common Stocks
     (Cost $429,604)                               494,434
                                                ----------

TIME DEPOSIT (2.8%)
   Cayman Island
     5.250%,  06/02/97                $14,500       14,500
                                                ----------
Total Time Deposit
     (Cost $14,500)                                 14,500
                                                ----------
Total Investments (100.1%)
     (Cost $444,104)                               508,934
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)             (560)
                                                ----------
------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 35,898,515
     outstanding shares of
     beneficial interest                        $  399,733
   Fund shares of the Investor Shares
     (unlimited authorization -- no par
     value) based on 786,012 outstanding
     shares of beneficial interest                   9,162
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 621,903
     outstanding shares of
     beneficial interest                             7,607
   Undistributed net investment income                 834
   Accumulated net realized gain on
     investments and foreign
     currency transactions                          26,202
   Net unrealized appreciation
     on investments                                 64,830
   Net unrealized appreciation on
     foreign currency and translation
     of other assets and liabilities in
     foreign currency                                    6
                                                ----------
Total Net Assets (100.0%)                       $  508,374
                                                ==========
 Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares             $    13.63
                                                ==========
 Net Asset Value and Redemption Price
     Per Share-- Investor Shares                $    13.58
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($13.58 / 96.25%)          $    14.11
                                                ==========
 Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares (1)          $    13.47
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

SUNBELT EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (94.3%)
BASIC MATERIALS (1.2%)
   Blount International               100,649   $    4,152
   Citation*                           65,268          971
                                                ----------
     Total Basic Materials                           5,123
                                                ----------
CAPITAL GOODS (9.2%)
   Agco                               145,197        4,628
   American Buildings*                156,275        4,415
   American Homestar*                 156,914        3,138
   Browning Ferris Industries          60,659        1,987
   Greenfield Industries              143,198        3,723
   Intermet                           301,822        4,226
   Maverick Tube*                     126,699        3,833
   Palm Harbor Homes*                 126,814        3,583
   Roper Industries                    41,105        2,019
   Tracor*                             79,461        2,016
   Watsco                             164,769        4,778
                                                ----------
     Total Capital Goods                            38,346
                                                ----------
COMMUNICATION SERVICES (2.3%)
   Premiere Technologies*             162,964        4,380
   U.S. Long Distance*                335,286        5,197
                                                ----------
     Total Communication Services                    9,577
                                                ----------
CONSUMER CYCLICALS (19.1%)
   Barnett*                           251,979        5,607
   Books-A-Million*                   364,468        1,868
   Central Parking                     86,890        2,715
   Claire's Stores                    190,753        3,672
   Dollar General                     236,344        7,947
   Family Dollar Stores               159,553        4,108
   Heilig-Meyers                      413,167        6,817
   Home Depot                          64,703        4,076
   Miller Industries*                 524,807        8,594
   O'Charleys*                        109,669        1,563
   Pier 1 Imports                      79,777        1,785
   Play By Play Toys & Novelties*      90,204        1,409
   Promus Hotel*                      199,826        7,219
   Rare Hospitality International*    221,310        3,486
   Richfood Holdings                  275,860        6,379
   Stein Mart*                        198,738        6,012

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Tractor Supply*                    169,673   $    3,478
   Suburban Lodges of America*        119,666        2,513
                                                ----------
     Total Consumer Cyclicals                       79,248
                                                ----------
CONSUMER STAPLES (1.9%)
   Flowers Industries                 179,497        3,164
   Tyson Foods                        224,809        4,609
                                                ----------
     Total Consumer Staples                          7,773
                                                ----------
ENERGY (21.7%)
   Anadarko Petroleum                  74,294        4,681
   BJ Services*                        86,013        4,752
   Baker Hughes                       110,638        4,149
   Cairn Energy USA*                   70,547          833
   Diamond Offshore Drilling*         122,095        8,684
   Ensco International*               109,330        5,453
   Global Industries*                 264,743        5,824
   Global Marine*                     289,298        6,509
   Nuevo Energy*                      218,321        9,524
   Oceaneering International*         104,407        1,775
   Offshore Logistics*                167,668        3,039
   Pride Petroleum Service*           365,188        8,125
   Production Operators                80,518        5,385
   St Mary Land & Exploration          79,777        2,533
   Stone Energy*                      288,296        8,072
   Tidewater                          126,926        5,347
   Transocean Offshore                 45,716        3,154
   World Fuel Services                104,839        2,110
                                                ----------
     Total Energy                                   89,949
                                                ----------
FINANCIALS (6.9%)
   AmSouth Bancorp                     60,660        2,373
   BB&T                                21,029          841
   CCB Financial                       52,650        3,699
   Central Fidelity Banks              28,307          828
   Cullen/Frost Bankers                22,646          892
   Equity Inns REIT                   222,416        2,919
   Fairfield Communities*             131,638        4,393
   First Enterprise Financial Group*  161,692          950
   First Virginia Banks                16,176          906
   Regions Financial                   13,749          822

================================================================================
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS--CONTINUED
   Texas Regional Bancshares, Cl A     44,300   $    1,384
   Triad Guaranty*                    122,286        4,249
   Union Planters                      62,171        2,938
   Winston Hotels REIT                117,435        1,541
                                                ----------
     Total Financials                               28,735
                                                ----------
HEALTH CARE (9.7%)
   Beverly Enterprises*               487,197        6,882
   Compdent*                          186,165        3,374
   Gulf South Medical Supply*         271,411        5,360
   Healthsouth*                       151,776        3,472
   Owens & Minor Holding              197,426        2,493
   Phycor*                            255,733        7,320
   Quorum Health Group*               241,231        8,534
   Serologicals*                      139,340        2,665
                                                ----------
     Total Health Care                              40,100
                                                ----------
ERVICE INDUSTRIES (5.5%)
   Billing Information Concepts*       40,440        1,173
   Education Medical*                 159,694        1,437
   Norrell                            240,634        7,760
   Nova*                              198,384        3,596
   PMT Services*                      343,137        5,490
   Staffmark*                         183,054        3,432
                                                ----------
     Total Service Industries                       22,888
                                                ----------
TECHNOLOGY (12.5%)
   Acxiom*                            165,803        2,819
   BDM International*                 191,467        4,978
   Benchmark Electronics*             136,047        4,779
   Cybex Computer Products*            79,847        1,452
   Harbinger*                         155,395        4,817
   Input/Output*                      250,551        4,447
   National Data                      133,001        5,835
   Nichols Research*                  252,683        4,927
   SCB Computer Technology*           342,063        7,867
   SCI Systems*                         5,905          384
   Sterling Commerce*                 240,417        7,994
   Wandel & Goltermann
     Technologies*                    135,258        1,691
                                                ----------
    Total Technology                                51,990
                                                ----------

------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
TRANSPORTATION (4.3%)
   American Freightways*              388,181   $    5,338
   Hunt J B Transportation Services   538,819        8,217
   MTL*                                85,327        1,963
   USA Truck*                         228,340        2,169
                                                ----------
     Total Transportation                           17,687
                                                ----------
Total Common Stocks
     (Cost $310,998)                               391,416
                                                ----------

CONVERTIBLE BONDS (3.4%)
   Career Horizons,
     CV to 88.1340 Shares
     7.000%,  11/01/02                 $2,507        5,534
   Pride Petroleum Services,
     CV to 81.6327 Shares
     6.250%,  02/15/06                    792        1,465
   SCI Finance LLC,
     CV to 1.6617 Shares                   37        4,247
   Sci Systems,
     CV to 20.5128 Shares
     5.000%,  05/01/06                  2,059        3,009
                                                ----------
Total Convertible Bonds
     (Cost $13,110)                                 14,255
                                                ----------

REPURCHASE AGREEMENT (0.8%)
   Deutsche Bank
     5.51%, dated  05/30/97,
     matures  06/02/97, repurchase
     price $3,328,353 (collateralized
     by U.S. Treasury Note, par
     value $3,373,000,
     5.125%, 12/31/98:
     total market value $3,393,654)     3,327        3,327
                                                ----------
Total Repurchase Agreement
     (Cost $3,327)                                   3,327
                                                ----------
Total Investments (98.5%)
     (Cost $327,435)                               408,998
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

SUNBELT EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                                 VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.5%)         $    6,157
                                                 ----------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 28,714,327
     outstanding shares of beneficial
     interest                                       292,778
   Fund shares of the Investor Shares
     (unlimited  authorization --
     no par value) based on 2,151,656
     outstanding shares of beneficial
     interest                                        21,236
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par  value) based on 437,822
     outstanding shares
     of beneficial interest                          5,505
   Undistributed net investment income                  39
   Accumulated net realized gain
     on investments                                 14,034
   Net unrealized appreciation
     on investments                                 81,563
                                                ----------
Total Net Assets (100.0%)                       $  415,155
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    13.28
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    13.06
                                                ==========
Maximum Offering Price Per Share --
     Investor Class ($13.06 (Divide) 96.25%)    $    13.57
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)(2)      $    13.00
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.
(2) Represents NAV on last business day -- May 30, 1997.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

================================================================================

INVESTMENT GRADE TAX-EXEMPT FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (102.3%)
ARIZONA (1.7%)
   Northern Arizona University
     Revenue, RB, Callable
     06/01/02 @ 101 (FGIC)
     6.300%,  06/01/05                 $2,770   $    2,948
                                                ----------
CALIFORNIA (4.2%)
   Los Angeles, California
     Participation Note, COP,
     Pre-Refunded 06/01/99 @ 102 (F)
     7.000%,  06/01/09                  3,765        4,039
   Northern California, Power
     Agency, RB (AMBAC)
     5.850%,  07/01/10                  1,295        1,384
   State University,
     California Public Works, RB,
     Pre-Refunded 10/01/02 @ 102 (F)
     6.700%,  10/01/17                  1,800        2,012
                                                ----------
     Total California                                7,435
                                                ----------
FLORIDA (12.2%)
   Hillsborough County,
     Capital Improvement Program,
     Ser B, RB, Callable 07/01/06
     @ 102 (MBIA)
     5.125%,  07/01/22                  3,300        3,073
   Okeechobee Correctional Facility,
     COP (AMBAC)
     5.800%,  03/01/03                  1,000        1,044
   Orange County, Health Facilities
     Authority, RB (MBIA)
     6.250%,  10/01/13                  1,000        1,093
   Reedy Creek, Improvement District
     Utility, Ser 1991-1, RB,
     Pre-Refunded 10/01/01
     @ 101 (MBIA) (F)
     6.500%,  10/01/16                  2,000        2,169
   State Board of Education, Capital
     Outlay, Ser C, GO, Pre-Refunded
     06/01/02 @ 101 (F)
     6.625%,  06/01/22                  1,950        2,139
-----------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   State Department of Natural
     Resources, Environmental
     Preservation 2000 Project, Ser A,
     RB, Callable 07/01/01
     @ 102 (AMBAC)
     6.750%,  07/01/13                 $2,000   $    2,164
   Tampa, Allegany Health,
     RB, Pre-Refunded 12/01/99
     @ 102 (FGIC) (F)
     7.375%,  12/01/23                  3,500        3,814
   Tampa, Capital Improvement
     Program, Ser B, RB, Callable
     10/01/98 @ 100 (E)
     8.375%,  10/01/18                  1,000        1,051
   Volusia County, Health
     Facility Authority, Aces Pooled
     Hospital Program, RB, VRDN,
     (FGIC) (C) (D)
     3.900%,  11/01/15                  2,700        2,700
   Volusia County, Master Lease
     Program, COP, Pre-Refunded
     08/01/01 @ 102 (FSA) (F)
     6.625%,  08/01/06                  2,000        2,190
                                                ----------
     Total Florida                                  21,437
                                                ----------
GEORGIA (5.7%)
   Cobb County, School
     District, GO
     6.000%,  02/01/01                  5,900        6,194
   Murray County, School
     District, GO
     4.800%,  04/01/00                  1,150        1,160
     4.875%,  10/01/00                  1,200        1,214
   State, GO
     7.250%,  07/01/99                  1,305        1,381
                                                ----------
    Total Georgia                                    9,949
                                                ----------
HAWAII (3.1%)
   State, GO
     5.750%,  01/01/07                  5,150        5,421
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONTINUED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
ILLINOIS (3.6%)
   Chicago, Board of Education,
     GO (AMBAC)
     6.750%,  12/01/09                 $1,000   $    1,132
   Chicago, State Board of Education,
     GO (MBIA)
     6.250%,  12/01/09                  2,745        3,021
   State Health Facilities Authority,
     Trinity Medical Center Project,
     RB, Callable 07/01/02 @ 102 (FSA)
     7.000%,  07/01/12                  2,000        2,189
                                                ----------
     Total Illinois                                  6,342
                                                ----------
INDIANA (3.6%)
   Beech Grove, School Building,
     RB (MBIA)
     6.250%,  07/05/16                  2,265        2,464
   Health Facilities Financing
     Authority, Community Hospitals
     of Indiana, RB, Pre-Refunded
     07/01/01 @ 102 (MBIA) (F)
     7.000%,  07/01/21                  3,500        3,869
                                                ----------
     Total Indiana                                   6,333
                                                ----------
MARYLAND (5.1%)
   Baltimore, Metropolitan
     District, GO, Callable
     07/01/02 @ 102
     5.900%,  07/01/04                  1,000        1,067
   Montgomery County
     Public Improvement, Ser A, GO
     5.200%,  10/01/00                  5,725        5,866
   Montgomery County,
     Ser A, GO
     5.100%,  04/01/99                  2,000        2,032
                                                ----------
     Total Maryland                                  8,965
                                                ----------
MASSACHUSETTS (4.8%)
   Boston, City Hospital Project, RB,
     Callable 08/15/00 @ 102 (FHA)
     7.650%,  02/15/10                  1,275        1,410

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
MASSACHUSETTS--CONTINUED
   Commonwealth of Massachusetts,
     GO, VRDN (C) (D)
     4.000%,  12/01/97               $  7,010   $    7,010
                                                ----------
    Total Massachusetts                              8,420
                                                ----------
NEBRASKA (1.2%)
   Omaha, Public Power & Electric
     Authority, Ser A, RB, Pre-Refunded
     02/01/02 @ 101.50 (F)
     6.500%,  02/01/17                  2,000        2,180
                                                ----------
NEW JERSEY (21.1%)
   Economic Development
     Authority, Water Facilities,
     Ser PJ-B, RB, VRDN
     (AMBAC) (C) (D)
     3.750%,  11/01/25                  7,000        7,000
   State,  Transportation
     Anticipation Note, Ser A, RB,
     Callable 03/01/01 @ 100 (FSA)
     4.900%,  09/01/01                  3,750        3,793
   State,  Transportation
     Anticipation Note, Ser A, RB,
     Callable 03/01/03 @ 100 (FSA)
     5.400%,  09/01/02                  7,000        7,218
     5.500%,  09/01/03                 13,000       13,478
   State,  Transportation
     Anticipation Note, Ser A, RB,
     Callable 03/01/00 @ 100 (FSA)
     4.800%,  09/01/00                  5,500        5,546
                                                ----------
     Total New Jersey                               37,035
                                                ----------
NEW YORK (20.2%)
   New York, Ser B, GO
     5.600%,  08/15/06                  1,500        1,513
   New York, Ser J,
     GO (MBIA)
     6.000%,  02/15/05                  3,000        3,194
   State, Pre-Refunded
     03/01/00 @ 102
     (AMBAC) (F)
     7.100%,  03/01/20                  1,650        1,794

================================================================================

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
NEW YORK--CONTINUED
   State Dorm Authority,
     RB, Callable 07/01/14
     @ 100 (FSA)
     5.750%,  07/01/18                 $1,800    $   1,860
   State Dorm Authority, State
     University Educational
     Facilities,
     RB  (FGIC)
     5.875%,  05/15/11                  2,000        2,115
   State Dorm Authority,
     State University Educational
     Facilities, Ser A, RB,
     Pre-Refunded
     05/15/00 @ 102 (F)
     7.700%,  05/15/12                  5,000        5,539
   State Local Assistance
     Corporation,
     Ser A, RB, Pre-Refunded
     04/01/01 @ 102 (F)
     7.000%,  04/01/16                  5,000        5,524
   State Urban Development
     RB, Callable 01/01/03
     @ 102 (AMBAC)
     5.625%,  01/01/07                  2,300        2,391
   State Urban Development,
     RB, Pre-Refunded 01/01/01
     @ 102 (F)
     7.875%,  01/01/10                  3,000        3,383
   State Urban Development,
     Ser A, RB (MBIA)
     6.250%,  04/01/06                  2,000        2,186
   Triborough, New York, State Bridge
     & Tunnel Authority, Ser S, RB,
     Pre-Refunded 01/01/01 @ 101.5 (F)
     7.000%,  01/01/11                  2,000        2,191
   Triborough, New York, State Bridge
     & Tunnel Authority, Ser X, RB,
     Callable 01/01/02 @ 101.50
     6.250%,  01/01/04                  3,550        3,802
                                                ----------
     Total New York                                 35,492
                                                ----------
NORTH CAROLINA (0.8%)
   Johnston County,
     COP (MBIA)
     4.150%,  09/01/98                  1,380        1,382
                                                ----------

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
PENNSYLVANIA (0.6%)
   Philadelphia, Water &
     Waste, RB (MBIA)
     6.250%,  08/01/12                 $1,050   $    1,150
                                                ----------
TENNESSEE (3.7%)
   Shelby County, GO,
     Pre-Refunded 12/01/00
     @ 102 (F)
     6.250%,  12/01/09                  2,000        2,149
   State, GO
     5.000%,  05/01/99                  4,220        4,284
                                                ----------
     Total Tennessee                                 6,433
                                                ----------
TEXAS (5.3%)
   El Paso, GO, Callable
     08/15/07 @ 100 (FGIC)
     5.000%,  08/15/11                  1,000          964
     5.000%,  08/15/12                  1,000          958
   Harris County, Health
     Facility Development, Ser A, RB
     6.000%,  06/01/12                  3,990        4,234
   Texas Water Development Board
     State Revolving Fund - Senior
     Lien, RB, Callable 07/15/02 @ 102
     6.000%,  07/15/03                  2,000        2,133
   University of Texas, RB
     6.300%,  08/15/99                  1,000        1,041
                                                ----------
     Total Texas                                     9,330
                                                ----------
UTAH (1.0%)
   Intermountain Power Agency,
     Ser E, RB (FSA)
     6.250%,  07/01/09                  1,545        1,699
                                                ----------
VIRGINIA (2.9%)
   Fairfax County, Ser C, GO,
     Callable 05/01/03 @ 102
     5.250%,  05/01/07                  5,000        5,107
                                                ----------
WASHINGTON (0.6%)
   Grant County, Washington
     School District, GO (FGIC)
     6.000%,  12/01/08                  1,000        1,073
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
WISCONSIN (0.9%)
   Milwaukee County, Ser A,
     GO (MBIA)
     5.250%,  10/01/03                 $1,550   $    1,593
                                                ----------
Total Municipal Bonds
     (Cost $178,251)                               179,724
                                                ----------

CASH EQUIVALENTS (9.9%)
   AIM Management
     Institutional Tax-Free
     Portfolio (C)                      8,685        8,685
   SEI Tax Exempt Trust
     Institutional
     Tax Free Portfolio (C)             8,753        8,753
                                                ----------
Total Cash Equivalents
     (Cost $17,438)                                 17,438
                                                ----------
Total Investments (112.2% )
     (Cost $195,689)                               197,162
                                                ----------
OTHER ASSETS AND LIABILITIES (-12.2%)
   Investment securities purchased payable         (24,673)
   Other assets and liabilities, net                 3,193
                                                ----------
Total Other Assets and Liabilities                 (21,480)
                                                ----------

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 12,396,746
     outstanding shares of beneficial
     interest                                     $137,067
   Fund shares of the Investor Shares
     (unlimited  authorization --
     no par value) based on 2,834,763
     outstanding shares of beneficial
     interest                                       30,459
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par value) based on 416,782
     outstanding shares of
     beneficial interest                             4,716
   Accumulated net realized gain
     on investments                                  1,967
   Net unrealized appreciation
     on investments                                  1,473
                                                ----------
Total Net Assets (100.0%)                       $  175,682
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    11.22
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    11.24
                                                ==========
Maximum Offering Price Per Share --
     Investor Class ($11.24 (Divide) 96.25%)    $    11.68
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares (1)          $    11.23
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

FLORIDA TAX-EXEMPT BOND FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (89.0%)
FLORIDA (78.7%)
   Alachua County, State Health
     Facilities Authority, Ser B, RB,
     VRDN (MBIA) (C) (D)
     3.900%,  12/01/26                 $2,300       $2,300
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%,  07/01/12                  1,500        1,510
   Brevard County, State Health
     Facilities Authority, Holmes
     Medical Center Project, RB,
     Callable 10/01/03 @ 102 (MBIA)
     5.700%,  10/01/08                  3,000        3,103
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital Project,
     RB (MBIA)
     6.250%,  04/01/06                    930        1,018
   Broward County, School District
     GO, Pre-Refunded 02/15/99
     @ 102 (F)
     7.125%,  02/15/08                    400          426
   Dade County, Aviation Revenue,
     Ser A, RB, Callable 10/01/05
     @ 102 (AMBAC)
     6.000%,  10/01/09                    500          534
   Dade County, School Board,
     COP (AMBAC)
     5.750%,  08/01/03                    600          631
   Dade County, School District,
     GO Pre-Refunded 07/01/99
     @ 102 (F)
     7.200%,  07/01/02                  2,000        2,151
     7.375%,  07/01/08                    250          270
   Dade County, Seaport, RB (MBIA)
     6.200%,  10/01/08                    750          826
     6.200%,  10/01/10                  1,000        1,094
   Dade County, State Educational
     Facilities Authority, University
     of Miami, Ser A, RB (MBIA)
     6.000%,  04/01/08                    755          814

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   Dade County, Water & Sewer
     System, RB (FGIC)
     6.250%,  10/01/09                 $  750       $  827
     5.250%,  10/01/21                    825          790
   Deerfield Beach, Water & Sewer
     Revenue, RB (FGIC)
     6.125%,  10/01/06                    250          273
   Gainsville, Utilities Systems,
     Ser A, RB
     5.750%,  10/01/04                  1,300        1,379
     5.750%,  10/01/09                    500          529
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/08 (FGIC)
     5.650%,  12/01/15                    460          472
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/09 (FGIC)
     5.750%,  12/01/15                    410          421
   Hillsborough County, Capital
     Improvement Program Ser B,
     RB Callable 07/01/06 @ 102 (MBIA)
     5.125%,  07/01/22                  3,000        2,794
   Hillsborough County, Capital
     Improvement Revenue, RB (FGIC)
     5.900%,  08/01/04                    300          320
   Hillsborough County, School
     Board Revenue, COP, Callable
     07/01/06 @ 100 (MBIA)
     5.875%,  07/01/08                  1,000        1,060
   Hillsborough County, University
     Community Hospital, RB (MBIA)
     6.500%,  08/15/19                    145          163
   Indian Trace Community, Water
     Management Split Benefit,
     Ser A-1, RB, Callable 05/01/05
     @ 102 (MBIA)
     5.500%,  05/01/07                    455          474
   Jacksonville Excise Taxes, Ser B,
     RB, AMT, Callable 10/01/01
     @ 101 (FGIC)
     4.900%,  10/01/02                    590          595

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

FLORIDA TAX-EXEMPT BOND FUND--CONTINED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   Jacksonville, Florida Excise Tax,
     Ser B, RB, AMT, Callable
     10/01/03 @ 100 (FGIC)
     5.200%,  10/01/04                 $1,500       $1,527
   Lakeland, Electric & Water
     Revenue, RB (FGIC)
     6.500%,  10/01/05                  1,000        1,113
   Lakeland, Electric & Water
     Revenue, RB
     6.650%,  10/01/98                    100          103
   Manatee County, Community
     Redevelopment Administration,
     Center Project, RB, Callable
     04/01/00 @ 102.00 (MBIA)
     7.000%,  04/01/08                  1,000        1,076
   North Broward, Hospital District
     Revenue, RB (MBIA)
     5.950%,  01/01/01                  1,000        1,044
   Orange County, Health Facilities
     Authority, RB (MBIA)
     6.250%,  10/01/13                  1,000        1,093
   Orange County, Public Facilities
     Revenue, Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%,  10/01/07                    200          210
   Orlando, Community Water &
     Electric Revenue, RB (ETM)
     9.625%,  10/01/03                    450          569
   Orlando, Community Water &
     Electric Revenue, Ser D, RB
     6.750%,  10/01/17                    500          582
   Palm Beach, Health Facilities
     Revenue, JFK Medical Center
     Project, RB, Pre-Refunded
     12/01/03 @ 102 (FSA) (F)
     5.750%,  12/01/14                    165          177
   Pinellas County, Morton Plant
     Health Systems Project, RB,
     Callable  11/15/03 @ 102 (MBIA)
     5.500%,  11/15/08                  1,500        1,541

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   Plant City, Utility System
     Revenue, RB, Callable
     10/01/04 @ 101 (MBIA)
     6.000%,  10/01/15                 $  400       $  426
   Reedy Creek, Utility Revenue,
     Ser 1991-1, RB, Pre-Refunded
     10/01/01 @ 101 (MBIA) (F)
     6.250%,  10/01/11                    240          258
   South Broward, Hospital District,
     RB, Callable 05/01/03
     @ 102 (AMBAC)
     7.500%,  05/01/08                  1,920        2,195
   State Board General Financial
     Services, Department of
     Environmental Preservation,
     RB (AMBAC)
     5.125%,  07/01/07                  1,500        1,518
   State Board of Education, Capital
     Outlay, RB
     6.600%,  06/01/98                    125          128
   State Board of Education Capital
     Outlay, GO, Pre-Refunded
     06/01/00 @ 102 (F)
     7.250%,  06/01/23                  2,695        2,953
   State Board of Education, Capital
     Outlay, Ser B, GO, Callable
     06/01/02 @ 101
     5.900%,  06/01/12                    450          463
   State Board of Education, Capital
     Outlay, Ser B, RB, Callable
     06/01/02 @ 101
     6.000%,  06/01/15                    170          175
   State Board of Education, Ser C,
     GO, Pre-Refunded 06/01/97
     @ 102 (ETM) (F)
     7.100%,  06/01/07                    190          194
   State Board of Finance Department,
     General Services  Revenue,
     Environmental Preservation
     2000, Ser A, RB (AMBAC)
     5.300%,  07/01/04                    460          474

================================================================================

--------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)     VALUE (000)
--------------------------------------------------------------
FLORIDA--CONTINUED
   State Department of Natural Resources,
     Preservation 2000 Project,
     Ser A, RB, Callable 07/01/01
     @ 102 (AMBAC)
     6.750%,  07/01/06                  $  80   $       87
   State Keys, Aqueduct Authority
     Revenue, RB, Pre-Refunded
     09/01/01 @ 101 (AMBAC) (F)
     6.750%,  09/01/21                    170          186
   State Pollution Control, Ser N,
     GO, Callable 07/01/96 @ 102
     8.000%,  07/01/97                    420          422
   Tallahassee Construction Utility
     System, RB,  Pre-Refunded
     10/01/99 @ 102 (F)
     6.900%,  10/01/14                    240          258
   Tampa, RB, Callable 10/1/01
     @ 102 (AMBAC)
     7.050%,  10/01/07                  1,000        1,105
                                                ----------
     Total Florida                                  44,651
                                                ----------
PUERTO RICO (10.3%)
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%,  07/01/14                  2,000        2,193
   Commonwealth, GO, (MBIA)
     5.650%,  07/01/15                  1,000        1,026
   Electric Power Authority, Ser S, RB
     5.500%,  07/01/00                    200          205
   Electric Power Authority, RB, (MBIA)
     6.125%,  07/01/09                  1,000        1,094

--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
PUERTO RICO--CONTINUED
   Public Buildings Authority,
     Guaranteed Government
     Facilities, Ser A, RB (AMBAC)
     6.250%,  07/01/14                $   750   $      822
   Public Buildings Authority
     Revenue, Public Education
     & Health
     Facilities, RB
     5.300%,  07/01/03                    475          483
                                                ----------
     Total Puerto Rico                               5,823
                                                ----------
Total Municipal Bonds
     (Cost $49,674)                                 50,474
                                                ----------

CASH EQUIVALENTS (9.8%)
   AIM Management Institutional
     Tax-Free Portfolio                 2,782        2,782
   SEI Tax Exempt Trust
     Institutional
     Tax Free Portfolio                 2,767        2,767
                                                ----------
Total Cash Equivalents
     (Cost $5,549)                                   5,549
                                                ----------
Total Investments (98.8%)
     (Cost $55,223)                                 56,023
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (1.2%)               690
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 4,910,796
     outstanding shares of beneficial
     interest                                      $50,028
   Fund shares of the Investor Shares
     (unlimited authorization -- no par
     value) based on 313,587 outstanding
     shares of beneficial interest                   3,103
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based
     on 291,278 outstanding shares of
     beneficial interest                             2,992
   Accumulated net realized loss
     on investments                                   (210)
   Net unrealized appreciation
     on investments                                    800
                                                ----------
Total Net Assets (100.0%)                       $   56,713
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    10.28
                                                ==========
Net Asset Value and Redemption Price Per
     Share-- Investor Shares                    $    10.29
                                                ==========
Maximum Offering Price Per Share --
     Investor Class ($10.29 (Divide) 96.25%)    $    10.69
                                                ==========
 Net Asset Value, Offering and Redemption
     Price Per Share-- Flex Shares (1)          $    10.30
                                                ==========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

                                       80
================================================================================

TENNESSEE TAX-EXEMPT BOND FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (89.1%)
PUERTO RICO (11.9%)
   Commonwealth, GO, Callable
     07/01/05 @ 100 (MBIA)
     5.500%,  07/01/13                   $175    $     176
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%,  07/01/15                    500          549
                                                 ---------
     Total Puerto Rico                                 725
                                                 ---------
TENNESSEE (77.2%)
   Chattanooga, GO, Callable
     08/01/02 @ 102
     5.900%,  08/01/05                     50           53
   Chattanooga, Health Facilities
     Board, Memorial Hospital
     Project, Ser A, RB (MBIA)
     6.300%,  09/01/05                     20           22
   Chattanooga-Hamilton County,
     Erlanger Medical Center
     Project, RB (FSA)
     5.600%,  10/01/08                     50           52
   Hamilton County, GO, Callable
     07/01/04 @ 102
     5.500%,  07/01/08                    100          103
   Harpeth Valley, Utility District
     Revenue, RB, Callable
     09/01/03 @ 102
     5.625%,  09/01/07                    100          104
   Jackson, Water & Sewer Utilities
     Revenue, RB, Callable
     07/01/06 @ 100 (AMBAC)
     5.250%,  07/01/11                    200          198
   Johnson City, Water & Sewer
     Regulation System, GO,
     Callable 05/01/06 @ 100 (AMBAC)
     5.800%,  05/01/09                    100          104
   Kingsport, GO
     5.500%,  09/01/02                     50           52

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
TENNESSEE--CONTINUED
   Knox County, First Utility District
     Sewer Revenue, RB, Callable
     12/01/97 @ 100 (ETM)
     7.250%,  12/01/05                   $ 55         $ 64
   Knox County, Health Facilities
     Board, Mercy Health Systems,
     Ser B, RB, Callable 09/01/05
     @ 100 (AMBAC)
     5.875%,  09/01/15                     50           51
   Knoxville, Natural Gas Revenue,
     Ser E, RB, Callable 03/01/03 @ 100
     5.900%,  03/01/10                    100          103
   Madison County, Ser A, GO,
     Callable 08/01/01 @ 102
     6.000%,  08/01/05                     40           42
   Madison County, Water Revenue,
     RB, Callable 02/01/08
     @ 100 (MBIA)
     5.500%,  02/01/09                    250          255
   Memphis-Shelby County,
     Airport Authority, Ser B,
     RB, AMT (MBIA)
     6.500%,  02/15/09                     85           94
   Memphis-Shelby County, Airport
     Authority, RB, Callable
     09/01/05 @ 100 (MBIA)
     5.550%,  09/01/08                     50           52
   Metro Government, Nashville
     & Davidson County, Convention
     Center Project, GO (ETM)
     6.250%,  03/01/10                    200          219
   Metro Government, Nashville &
     Davidson County, Correctional
     Facility Improvements, RB,
     Callable 09/01/01 @ 102
     7.000%,  09/01/11                    100          109
   Metro Government, Nashville &
     Davidson County, Electric System
     Revenue, RB (ETM)
     6.000%,  07/01/04                    100          107

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

TENNESSEE TAX-EXEMPT BOND FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
TENNESSEE--CONTINUED
   Metro Government, Nashville &
     Davidson County, Electric System
     Revenue, RB
     5.625%,  05/15/14                   $200    $     203
   Metro Government, Nashville &
     Davidson County, Vanderbilt
     University Hospital, RB,
     Callable 07/01/06 @ 100 (ETM)
     6.100%,  07/01/10                    100          106
   Metro Government, Nashville &
     Davidson County, Vanderbilt
     University, Ser A, RB
     5.500%,  01/01/06                    125          130
   Metro Government, Nashville &
     Davidson County, Water &
     Sewer Revenue, RB (ETM)
     6.500%,  12/01/14                    225          251
   Metro Government, Nashville &
     Davidson County, Water &
     Sewer, RB, Callable 01/01/04
     @ 100 (AMBAC)
     5.900%,  01/01/07                    100          105
   Nashville & Davidson County,
     State Sports Authority Stadium
     Project, RB, Callable 07/01/06
     @ 101 (AMBAC)
     5.750%,  07/01/15                    100          102
   Shelby County, School Boards,
     GO, Callable 03/01/02 @ 101
     5.800%,  03/01/10                    300          309
   Shelby County, Ser A, GO
     5.500%,  03/01/10                    300          307
   Shelby County, Ser B, GO
     5.100%,  03/01/00                    750          763
   State GO, Ser A, Callable
     03/01/07 @ 100
     5.500%,  03/01/09                     50           52
   State GO, Ser C
     5.000%,  03/01/04                    100          102
   State Housing Development
     Agency, Ser A, RB (AMBAC)
     6.550%,  01/01/08                     50           52

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
TENNESSEE--CONTINUED
   State Local Development Authority,
     State Loan Program, Ser A, RB,
     Callable 03/01/04 @ 100
     7.000%,  03/01/12                 $   50    $      54
   State Metropolitan Nashville Airport,
     Ser B, RB, Pre-Refunded 07/01/01
     @ 102 (FGIC)(F)
     7.750%,  07/01/06                    100          113
   State School Board Authority, Higher
     Education Facilities, Ser A, RB,
     Callable 05/01/02  @ 101.50
     5.800%,  05/01/04                    150          158
   Sullivan County, Health Facilities
     Board, Holston Valley Health,
     RB, Callable 02/15/03 @ 102 (MBIA)
     5.750%,  02/15/13                     50           51
   Williamson County, Rural School,
     GO, Callable 09/01/06 @ 100
     5.400%,  09/01/07                     50           52
                                                 ---------
     Total Tennessee                                 4,694
                                                 ---------
Total Municipal Bonds
     (Cost $5,299)                                   5,419
                                                 ---------

CASH EQUIVALENTS (9.8%)
   Aim Management Institutional
     Tax Free Portfolio                   292          292
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                   302          302
                                                 ---------
Total Cash Equivalents
     (Cost $594)                                       594
                                                 ---------
Total Investments (98.9%)
     (Cost $5,893)                                   6,013
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                67
                                                 ---------

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 204,829
     outstanding shares of beneficial
     interest                                    $   1,913
   Fund shares of the Investor Shares
     (unlimited  authorization --
     no par value) based on 166,059
     outstanding shares of beneficial
     interest                                        1,570
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par  value) based on 259,932
     outstanding shares of
     beneficial interest                             2,489
   Accumulated net realized loss
     on investments                                    (12)
   Net unrealized appreciation
     on investments                                    120
                                                 ---------
Total Net Assets (100.0%)                        $   6,080
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $    9.63
                                                 =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $    9.65
                                                 =========
Maximum Offering Price Per Share -- Investor
     Class ($9.65 (Divide) 96.25%)               $   10.03
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $    9.64
                                                 =========

 (1) The Flex Shares have a contingent sales charge. Fora description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

GEORGIA TAX-EXEMPT BOND FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (89.6%)
GEORGIA (89.6%)
   Albany-Dougherty County, State
     Hospital Authority, Ser B,
     Anticipation Certificate,
     Pre-Refunded 09/01/00  @ 102
     (AMBAC) (F)
     7.500%,  09/01/20                 $  255       $  282
   Athens, Water & Sewer Revenue,
     RB (ETM) (F)
     5.700%,  07/01/00                    165          171
   Atlanta Airport Facility, RB
     6.000%,  01/01/03                    500          531
     6.000%,  01/01/04                    500          534
   Augusta, Water & Sewer, RB,
     Callable 05/01/02 @ 102
     6.200%,  05/01/03                    130          141
   Bibb County, GO
     7.000%,  01/01/04                    985        1,103
   Bulloch County
     School District, GO
     5.250%,  02/01/17                  1,000          968
   Clayton County, Water & Sewer
     Authority, RB (AMBAC)
     5.350%,  05/01/09                  1,500        1,519
   Cobb County & Marietta, Coliseum
     & Exhibit Hall Authority, RB (MBIA)
     5.500%,  10/01/12                    940          956
   Cobb County & Marietta, Water
     Authority, RB
     5.100%,  11/01/04                  1,000        1,019
   Cobb County, GO
     5.000%,  02/01/03                  1,025        1,040
   Cobb County, Water & Sewer
     Authority, Callable 07/01/04 @ 102
     5.125%,  07/01/05                    345          352
   Columbus Water & Sewer,
     RB (FGIC)
     5.625%,  05/01/13                  1,055        1,070

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
GEORGIA--CONTINUED
   Dalton-Whitfield County, Hospital
     Authority, RB, Pre-Refunded
     07/01/00 @ 102 (F)
     7.000%,  07/01/03                 $  355       $  386
   DeKalb County, Development
     Authority, Emory University
     Project, RB (F)
     5.375%,  11/01/05                  1,650        1,710
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.200%,  11/01/08                    500          506
   DeKalb County, School District,
     Ser A, GO
     6.250%,  07/01/11                  1,500        1,649
   DeKalb County, Water & Sewer
     Authority, RB, Callable
     10/01/03 @ 102
     5.125%,  10/01/14                  1,455        1,398
   Douglas County, School District,
     GO (MBIA)
     5.650%,  01/01/09                    805          832
   Douglasville - Douglas County,
     Water and Sewer
     Authority, RB (AMBAC)
     5.625%,  06/01/15                    350          357
   East Point Building Authority,
     RB (AMBAC)
     4.800%,  02/01/07                    535          525
   Fayette County, School District, GO
     6.250%,  03/01/07                    450          494
   Fayette County, Water Authority,
     RB (MBIA) (ETM)
     8.550%,  10/01/01                    300          346
   Forsyth County, School
     District, GO (MBIA)
     5.350%,  07/01/10                    680          685
   Forsyth County, GO
     6.500%,  07/01/06                  1,000        1,113

================================================================================

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
GEORGIA--CONTINUED
   Fulton County, Hospital Authority,
     Northside Hospital Project, Ser B,
     RB, Pre-Refunded 10/01/02
     @ 102  (MBIA) (F)
     6.600%,  10/01/11                 $2,000       $2,214
   Gwinnett County Recreation
     Authority,RB
     5.800%,  02/01/06                    785          835
     5.875%,  02/01/07                  1,390        1,489
   Gwinnett County, School
     District, GO
     6.400%,  02/01/06                    500          553
   Gwinnett County, School
     District, Ser B, GO
     6.400%,  02/01/07                  1,000        1,113
   Hall County, GO
     6.300%,  12/01/05                    675          739
   Hartwell, Combined Utility
     Revenue, RB, Callable
     01/01/06 @ 102 (FSA)
     5.500%,  01/01/16                  1,000          991
   Henry County, GO
     6.300%,  08/01/08                    300          331
   Henry County, School District,
     School Improvements, RB
     6.450%,  08/01/11                    500          555
   Henry County, School District,
     Ser A, GO
     6.150%,  08/01/06                    150          163
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%,  08/01/01                    350          363
   Housing Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1, RB
     5.550%,  12/01/07                    550          561
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, RB (MBIA)
     6.000%,  08/01/06                  1,000        1,070

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
GEORGIA--CONTINUED
   Meriwether County, School
     District, GO (FSA)
     7.000%,  02/01/06                 $  740       $  847
     5.500%,  02/01/16                  1,000          990
   Milledgeville, Water & Sewer,
     RB (FSA)
     6.000%,  12/01/16                  1,000        1,069
   Paulding County, School
     District, Ser A, GO
     6.625%,  02/01/07                  1,000        1,123
     6.625%,  02/01/08                    500          563
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser C, RB,
     Callable 10/01/02 @ 102
     5.900%,  10/01/04                    305          325
   Private Colleges & Universities
     Facilities Authority, Spelman
     College Project, RB (FGIC)
     6.000%,  06/01/09                    475          502
   Richmond County Georgia Water
     & Sewer, Ser A, RB (FGIC)
     5.125%,  10/01/17                  1,000          951
   Rockdale County, School District,
     RB, Pre-Refunded 01/01/99
     @ 102 (F)
     6.400%,  01/01/05                    150          157
   Savannah, Water & Sewer Revenue,
     RB (ETM) (F)
     6.450%,  12/01/04                  1,000        1,104
   State GO, Ser B, Pre-Refunded
     07/01/99 @ 102 (F)
     6.800%,  07/01/06                    460          491
   State GO, Ser C
     6.500%,  04/01/08                  1,000        1,127
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1,
     RB (FHA)
     5.550%,  12/01/10                    325          325

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
GEORGIA--CONTINUED
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser
     B-1, RB (FHA)
     5.600%,  12/01/11                $   450    $     450
   State Municipal Electric Authority,
     RB (ETM) (F)
     8.000%,  01/01/15                    465          587
   Vidalia, Water & Sewer Revenue,
     RB (ETM) (F)
     6.000%,  07/01/07                    605          654
   Walker County School
     District, GO
     5.000%,  02/01/03                  1,000        1,010
                                                 ---------
     Total Georgia                                  42,939
                                                 ---------
Total Municipal Bonds
     (Cost $42,637)                                 42,939
                                                 ---------

REPURCHASE AGREEMENT (2.6%)
   Lehman Brothers
     5.02%, dated 05/30/97, matures
     06/02/97,  repurchase price
     $1,233,287  (collateralized
      by U.S. Treasury Note, par value
     $1,247,488, 5.625%, 08/31/97:
     total market value $1,265,810)     1,233        1,233
                                                 ---------
Total Repurchase Agreement
     (Cost $1,233)                                   1,233
                                                 ---------

CASH EQUIVALENTS (8.4%)
   AIM Management Institutional
     Tax-Free Portfolio (C)             2,025        2,025
   SEI Tax Exempt Trust Institutional
     Tax Free Portfolio (C)             2,007        2,007
                                                 ---------
Total Cash Equivalents
     (Cost $4,032)                                   4,032
                                                 ---------

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
Total Investments (100.6% )
     (Cost $47,902)                              $  48,204
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (-0.6%)             (299)
                                                 ---------

NET ASSETS:
   Fund shares of the Trust Shares
    (unlimited  authorization  --
     no par value) based on 4,084,294
     outstanding shares of beneficial
     interest                                       39,434
   Fund shares of the Investor Shares
    (unlimited  authorization --
    no par value) based on 360,308
    outstanding shares of beneficial
    interest                                         3,511
   Fund shares of the Flex Shares
     (unlimited authorization --
     no par value)
     based on 479,124 outstanding
     shares of beneficial interest                   4,651
   Accumulated net realized gain
     on investments                                      7
   Net unrealized appreciation
     on investments                                    302
                                                 ---------
Total Net Assets (100.0%)                        $  47,905
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $    9.73
                                                 =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $    9.74
                                                 =========
Maximum Offering Price Per Share --
     Investor Class ($9.74 (Divide) 96.25%)      $   10.12
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $    9.73
                                                 =========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

================================================================================

INVESTMENT GRADE BOND FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (21.2%)
   U.S. Treasury Bonds
     7.500%,  11/15/16                $36,100    $  38,056
     8.125%,  08/15/19                 81,000       91,127
     6.625%,  02/15/27                 10,000        9,635
   U.S. Treasury Note
     6.750%,  04/30/00                  4,000        4,039
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $141,586)                               142,857
                                                 ---------

CORPORATE OBLIGATIONS (69.9%)
FINANCE (51.7%)
   American General Finance
     6.875%,  07/01/99                 13,000       13,097
   Aristar
     6.750%,  05/15/99                 23,000       23,115
   Associates of North America, MTN
     6.650%,  08/30/99                  9,500        9,524
   Bear Stearns
     7.000%,  03/01/07                 23,000       22,425
   General Motors Acceptance, MTN
     6.750%,  11/04/04                 21,000       20,422
   General Motors Acceptance
     7.125%,  05/01/01                 23,500       23,676
   Homeside Lending, MTN
     6.875%,  05/15/00                 21,600       21,573
   Household Finance, MTN
     7.150%,  06/15/00                 13,000       13,130
   International Lease Finance
     6.700%,  04/30/99                 23,500       23,618
   Merrill Lynch, MTN
     6.640%,  04/09/99                 19,000       19,071
   Morgan Stanley Group
     6.875%,  03/01/07                 17,000       16,554
   RHG Finance
     8.875%,  10/01/05                 17,100       18,489
   Salomon
     6.500%,  03/01/00                 28,000       27,755
     6.750%,  02/15/03                 23,000       22,368
   Service International
     7.375%,  04/15/04                 20,500       20,756

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FINANCE--CONTINUED
   Sunamerica
     6.200%,  10/31/99                $25,000    $  24,813
   US West Capital Funding
     7.300%,  01/15/07                 27,500       27,328
                                                 ---------
     Total Finance                                 347,714
                                                 ---------
INDUSTRIAL (11.3%)
   Ford Capital
     9.500%,  06/01/10                 15,000       17,306
   Lockheed Martin
     6.550%,  05/15/99                 16,000       16,020
   Philip Morris
     7.250%,  09/15/01                 24,500       24,592
     6.800%,  12/01/03                  4,000        3,900
     7.500%,  04/01/04                 14,500       14,573
                                                 ---------
     Total Industrial                               76,391
                                                 ---------
UTILITIES (6.9%)
   AT&T Capital, MTN
     6.920%,  04/29/99                 25,000       25,125
   General Electric Capital (C)
     6.660%,  05/01/18                 21,000       21,052
                                                 ---------
     Total Utilities                                46,177
                                                 ---------
Total Corporate Obligations
     (Cost $471,229)                               470,282
                                                 ---------

U.S. GOVERNMENT AGENCY
   OBLIGATIONS (4.2%)
   FHLMC
     8.000%,  06/01/02                  8,047        8,244
     7.500%,  09/01/03                 19,625       19,896
                                                 ---------
Total U.S. Government Agency
     Obligations
     (Cost $28,159)                                 28,140
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

INVESTMENT GRADE BOND FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
   Deutsche Bank 5.51%, dated
   05/30/97,  matures 06/02/97,
   repurchase  price $2,739,802
   (collateralized  by U.S.
   Treasury Note, par value
   $2,777,000, 5.125%, 12/31/98:
   market value $2,794,004)           $2,739     $   2,739
                                                 ---------
Total Repurchase Agreement
     (Cost $2,739)                                   2,739
                                                 ---------
Total Investments (95.7%)
     (Cost $643,713)                               644,018
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (4.3%)            28,556
                                                 ---------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited  authorization  --
     no par value) based on 62,361,667
     outstanding shares of beneficial
     interest                                      644,729
   Fund shares of the Investor Shares
     (unlimited  authorization --
     no par value) based on 3,264,729
     outstanding shares of beneficial
     interest                                       34,279
   Fund shares of the Flex Shares
     (unlimited  authorization  --
     no par  value) based on 566,749
     outstanding shares of
     beneficial interest                             5,854
   Accumulated net realized loss
     on investments                                (12,593)
   Net unrealized appreciation
     on investments                                    305
                                                 ---------
Total Net Assets (100.0%)                        $ 672,574
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share-- Trust Shares              $   10.16
                                                 =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $   10.16
                                                 =========
Maximum Offering Price Per Share --
     Investor Class ($10.16 (Divide) 96.25%)     $   10.56
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $   10.17
                                                 =========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

                                       88
================================================================================

SHORT-TERM BOND FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (36.0%)
   U.S. Treasury Bond
     6.125%,  05/15/98                 $2,000    $   2,005
   U.S. Treasury Notes
     5.875%,  08/15/98                  1,750        1,747
     4.750%,  09/30/98                  1,500        1,476
     4.750%,  10/31/98                  9,000        8,843
     5.500%,  02/28/99                  8,750        8,659
     5.875%,  11/15/99                  3,000        2,971
     7.500%,  11/15/01                  3,750        3,892
   U.S. Treasury STRIPS
     0.000%,  08/15/03                  5,750        3,851
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $33,597)                                 33,444
                                                 ---------

CORPORATE OBLIGATIONS (43.1%)
FINANCE (22.7%)
   American General
     6.250%,  03/15/03                  1,100        1,060
   Associates of North America, MTN
     5.980%,  12/19/00                  1,250        1,220
     7.080%,  04/15/03                  1,500        1,502
   Bankers Trust New York
     6.625%,  07/30/99                  2,250        2,250
   Chrysler Financial
     6.440%,  06/23/99                  1,000        1,000
   Dean Witter Discover, MTN
     6.000%,  02/08/01                  1,000          966
   First Chicago NBD
     6.500%,  11/01/01                  2,250        2,214
   FNMA, MTN
     5.760%,  02/26/01                  2,100        2,034
   Ford Motor Credit
     6.250%,  11/08/00                  1,500        1,476
   General Motors Acceptance
     7.125%,  05/01/01                  1,750        1,763
   Household Finance
     9.625%,  07/15/00                  1,250        1,349

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FINANCE--CONTINUED
   International Lease Finance, MTN
     6.050%,  02/01/00                 $2,250    $   2,216
   Norwest Financial
     7.200%,  04/01/04                  2,000        2,020
                                                 ---------
     Total Finance                                  21,070
                                                 ---------
INDUSTRIAL (13.7%)
   Dayton Hudson
     6.800%,  10/01/01                  2,250        2,230
   Federal Express
     6.250%,  04/15/98                    750          752
   Philip Morris (D)
     9.000%,  05/15/98                  1,500        1,540
   Philip Morris
     7.500%,  01/15/02                  1,250        1,264
   RJR Nabisco
     8.300%,  04/15/99                  1,000        1,031
   Sears Roebuck Acceptance, MTN
     6.820%,  10/17/02                    500          496
     6.540%,  02/20/03                  1,200        1,170
   Sherwin-Williams
     6.250%,  02/01/00                  1,000          991
   Tenneco
     10.075%, 02/01/01                  3,000        3,296
                                                 ---------
     Total Industrial                               12,770
                                                 ---------
UTILITIES (6.7%)
   General Electric Capital, Callable
     & Putable 4/14/98 @ 100 (C)(D)
     6.650%,  04/14/08                  2,000        2,006
   Indiana & Michigan Power, MTN
     6.400%,  03/01/00                  2,250        2,230
   NYNEX Credit, MTN
     6.900%,  06/15/99                  2,000        2,015
                                                 ---------
     Total Utilities                                 6,251
                                                 ---------
Total Corporate Obligations
     (Cost $40,297)                                 40,091
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

SHORT-TERM BOND FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (4.9%)
   FHLMC
     6.500%,  04/01/98                 $  892    $     884
     8.000%,  01/01/00                    894          910
     5.375%,  04/13/00                  1,000          989
   FNMA
     8.500%,  11/01/01                  1,758        1,801
                                                 ---------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $4,534)                                   4,584
                                                 ---------

ASSET-BACKED SECURITIES (9.4%)
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
     6.610%,  09/15/02                  1,947        1,955
   Metris Master Trust,
     Ser 1997-1, Cl A
     6.870%,  11/20/05                  2,750        2,767
   Olympic Automobile Receivables
     Trust, Ser 1996-D, Cl A3
     5.950%,  06/15/01                  2,500        2,477
   Union Pacific Equipment Trust,
     Ser 96-A
     7.060%,  05/15/03                  1,500        1,506
                                                 ---------
Total Asset-Backed Securities
     (Cost $8,697)                                   8,705
                                                 ---------

CASH EQUIVALENTS (2.8%)
   SEI Daily Income Trust Prime
     Obligation Portfolio               2,583        2,583
                                                 ---------
Total Cash Equivalents
     (Cost $2,583)                                   2,583
                                                 ---------
Total Investments (96.2%)
     (Cost $89,708)                                 89,407
                                                 ---------

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (3.8%)         $   3,549
                                                 ---------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 9,063,741
     outstanding shares of
     beneficial interest                            90,146
   Fund shares of the Investor Shares
     (unlimited authorization -- no par
     value) based on 220,117 outstanding
     shares of beneficial interest                   2,202
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based
     on 108,300 outstanding shares of
     beneficial interest                             1,087
   Undistributed net investment income                 141
   Accumulated net realized loss
     on investments                                   (319)
   Net unrealized depreciation
     on investments                                   (301)
                                                 ---------
Total Net Assets (100.0%)                        $  92,956
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $    9.90
                                                 =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $    9.91
                                                 =========
Maximum Offering Price Per Share --
     Investor Class ($9.91 (Divide) 98.00%)      $   10.11
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $    9.91
                                                 =========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

SHORT-TERM U.S. TREASURY SECURITIES FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (97.3%)
   U.S. Treasury Bonds
     6.125%,  05/15/98                 $2,250    $   2,255
     6.000%,  08/15/99                  2,500        2,487
   U.S. Treasury Notes
     5.125%,  06/30/98                  2,250        2,233
     5.875%,  08/15/98                  3,400        3,394
     5.500%,  11/15/98                  1,600        1,588
     8.875%,  02/15/99                  4,200        4,382
     6.375%,  05/15/99                  1,900        1,905
     6.875%,  07/31/99                  4,250        4,303
     5.875%,  11/15/99                  2,000        1,980
     5.875%,  02/15/00                  1,000          988
     6.875%,  03/31/00                    750          760
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $26,305)                                 26,275
                                                 ---------

CASH EQUIVALENT (1.6%)
   SEI Daily Income Trust
     Treasury II Portfolio                437          437
                                                 ---------
Total Cash Equivalent
     (Cost $437)                                       437
                                                 ---------
Total Investments (98.9%)
     (Cost $26,742)                                 26,712
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (1.1%)               288
                                                 ---------

------------------------------------------------------------

                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
    (unlimited  authorization  --
    no par value) based on 2,225,584
    outstanding shares of beneficial
    interest                                       $22,198
   Fund shares of the Investor Shares
    (unlimited  authorization --
    no par value) based on 396,977
    outstanding shares of beneficial
    interest                                         3,986
   Fund shares of the Flex Shares
    (unlimited  authorization  --
    no par value) based on 110,713
    outstanding shares of
     beneficial interest                             1,103
   Accumulated net realized loss
     on investments                                   (257)
   Net unrealized depreciation
     on investments                                    (30)
                                                 ---------
Total Net Assets (100.0%)                        $  27,000
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $    9.88
                                                 =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $    9.88
                                                 =========
Maximum Offering Price Per Share --
     Investor Class ($9.88 (Divide) 99.00%)      $    9.98
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $    9.85
                                                 =========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (33.7%)
   U.S. Treasury Notes
     8.875%,  02/15/99                $10,300    $  10,747
     9.125%,  05/15/99                 11,200       11,789
     8.000%,  08/15/99                  6,000        6,210
     7.500%,  10/31/99                  8,800        9,030
     8.500%,  11/15/00                  5,000        5,317
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $43,159)                                 43,093
                                                 ---------

U.S. GOVERNMENT AGENCY
   OBLIGATIONS (64.0%)
   FHLMC
     6.000%,  07/01/00                  4,568        4,415
     8.000%,  06/01/02                  1,149        1,178
     7.000%,  10/01/02                  4,532        4,543
     8.000%,  12/01/02                  2,855        2,886
     7.000%,  03/01/04                 14,946       14,947
   FHLMC REMIC, Ser 1910-Ac
     6.500%,  10/15/15                 10,000        9,946
   FHLMC REMIC, Ser 1637-E
     5.750%,  02/15/19                  2,699        2,645
   FHLMC REMIC, Ser 1614-H
     6.000%,  06/15/20                  4,550        4,411
   FNMA
     7.500%,  07/01/03                  8,811        8,924
     7.000%,  03/01/04                 14,834       14,830
     8.500%,  04/01/17                  1,106        1,157
   FNMA REMIC, Ser G96-1PC
     7.000%,  08/17/12                  4,921        4,954
   FNMA REMIC, Ser 1992-134G
     6.000%,  11/25/18                  5,586        5,460
   GNMA
     9.000%,  11/15/17                  1,412        1,513
                                                 ---------
Total U.S. Government Agency
     Obligations
     (Cost $81,888)                                 81,809
                                                 ---------
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------

REPURCHASE AGREEMENT (1.9%)
   J.P. Morgan
     5.50%,  dated  05/30/97,
     matures  06/02/97, repurchase
      price  $2,376,897
     (collateralized  by
     various FNMA  obligations,
     total par value $3,182,000,
     7.500%-8.115%, 05/25/23-05/01/27;
     total market value $2,425,338)    $2,376    $   2,376
                                                 ---------
Total Repurchase Agreement
     (Cost $2,376)                                   2,376
                                                 ---------
Total Investments (99.6%)
     (Cost $127,423)                               127,278
                                                 ---------
OTHER ASSETS AND LIABILITIES, NET (0.4%)               460
                                                 ---------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 12,371,227
     outstanding shares of
     beneficial interest                          124,063
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 242,520
     outstanding shares of
     beneficial interest                             2,441
   Fund shares of the Flex Shares
     (unlimited authorization -- no
     par value) based on 140,719
     outstanding shares of
     beneficial interest                             1,424
   Distributions in excess of net
     investment income                                  (2)
   Accumulated net realized loss
     on investments                                    (43)
   Net unrealized depreciation
     on investments                                   (145)
                                                 ---------
Total Net Assets (100.0%)                        $ 127,738
                                                 =========

Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $   10.02
                                                 =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $   10.00
                                                 =========
Maximum Offering Price Per Share --
     Investor Class ($10.00 (Divide) 97.50%)     $   10.26
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $   10.02
                                                 =========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.0%)
   U.S. Treasury Bonds
     7.250%,  05/15/16                 $1,000    $   1,029
     6.875%,  08/15/25                  1,000          988
     6.750%,  08/15/26                    550          535
     6.500%,  11/15/26                    565          533
   U.S. Treasury Notes
     7.750%,  11/30/99                    200          207
     8.500%,  11/15/00                  1,000        1,063
     8.000%,  05/15/01                    200          210
     7.500%,  11/15/01                    200          208
     7.500%,  05/15/02                    750          781
     7.875%,  11/15/04                    275          295
     7.500%,  02/15/05                    500          525
     6.500%,  10/15/06                     50           49
     7.625%,  02/15/25                    400          431
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $6,994)                                   6,854
                                                 ---------

U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (66.1%)
   FHLMC
     6.000%,  02/01/01                    112          108
     7.000%,  01/01/09                    127          126
     7.000%,  04/01/09                    611          608
     7.000%,  08/01/10                    888          883
     7.000%,  05/01/12                    990          984
   FNMA
     7.500%,  06/01/11                    947          958
     7.000%,  09/17/11                  1,430        1,421
     7.000%,  10/25/16                    951          926
     7.500%,  04/01/27                    987          983
   FNMA REMIC, Ser 1997-6, Cl H
     7.000%,  08/18/08                  1,058        1,037
   FNMA REMIC, Ser G93-40, Cl VC
     6.500%,  08/25/10                    261          248
   FNMA REMIC, Ser 1997-34, Cl VC
     7.500%,  05/01/12                  1,000        1,009
   FNMA REMIC, Ser 1996-9, Cl H
     6.500%,  11/25/13                  1,337        1,265

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
   FNMA REMIC, Ser 993-156, Cl B
     6.500%,  04/25/18                $   100    $      95
   FNMA REMIC, Ser 1990-143, Cl J
     8.750%,  12/25/20                    140          146
   GNMA
     7.500%,  10/20/09                     72           73
     8.250%,  01/15/12                     99          102
    10.000%,  06/15/19                      4            5
     7.000%,  11/15/22                    466          453
     8.000%,  02/15/23                     37           38
     8.500%,  03/15/23                     81           84
     7.500%,  04/15/23                    132          132
     7.500%,  09/15/23                    875          872
     7.000%,  01/15/24                    161          157
     7.500%,  04/15/24                    861          857
     7.000%,  06/15/24                    902          877
     8.000%,  08/15/24                     83           85
     8.000%,  09/15/24                     27           28
     8.000%,  10/15/24                     35           36
     8.000%,  11/15/24                     37           39
     8.500%,  12/15/24                     73           77
     8.500%,  02/15/25                     36           37
     7.000%,  12/15/25                    489          476
   GNMA REMIC, Ser 1995-6A, Cl E
     7.500%,  05/20/23                  1,000          990
                                                 ---------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $16,289)                                 16,215
                                                 ---------

CASH EQUIVALENTS (5.8%)
   SEI Daily Income Trust
     Government II Portfolio (C)          229          229
   SEI Daily Income Trust
     Treasury II Portfolio (C)          1,188        1,188
                                                 ---------
Total Cash Equivalents
     (Cost $1,417)                                   1,417
                                                 ---------
Total Investments (99.9%)
     (Cost $24,700)                                 24,486
                                                 ---------

================================================================================

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%)         $      29
                                                 ---------

NET ASSETS:
   Fund shares of the Trust
    Shares  (unlimited  authorization
    -- no par value) based on 1,943,402
    outstanding shares of beneficial
    interest                                        19,658
   Fund shares of the Investor Shares
     (unlimited authorization -- no par
     value) based on 223,920 outstanding
     shares of beneficial interest                   2,266
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based
     on 279,601 outstanding shares of
     beneficial interest                             2,866
   Accumulated net realized loss
     on investments                                    (61)
   Net unrealized depreciation
     on investments                                   (214)
                                                 ---------
Total Net Assets (100.0%)                        $  24,515
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $   10.02
                                                 =========
------------------------------------------------------------

------------------------------------------------------------
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                $   10.02
                                                 =========
Maximum Offering Price Per Share --
     Investor Class ($10.02 (Divide) 96.25%)     $   10.41
                                                 =========
 Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)          $   10.02
                                                 =========

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

PRIME QUALITY MONEY MARKET FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (45.9%)
   ABN-Amro Finance
     5.350%,  06/05/97               $  1,500     $  1,499
   Banc One Funding
     5.600%,  08/04/97                 10,211       10,109
   Bank of Montreal
     5.520%,  07/01/97                 20,000       19,908
   Bankers Trust
     5.500%,  11/17/97                  1,000          974
   BAT Capital
     5.530%,  06/24/97                  5,000        4,982
     5.700%,  07/14/97                 10,450       10,379
     5.580%,  07/15/97                 20,127       19,990
   Cargill  Financial
     5.550%,  06/16/97                 20,000       19,954
   Caterpillar Financial Services
     5.600%,  09/11/97                 16,000       15,746
   Central Illinois Public Services
     5.500%,  06/05/97                  5,700        5,697
   Commerzbank
     5.350%,  06/10/97                  9,135        9,123
   Deutsche Bank Finance
     5.350%,  06/06/97                 30,000       29,978
   Dominion Semiconductor
     5.650%,  06/04/97                 18,497       18,488
     5.550%,  06/23/97                  5,000        4,983
     5.550%,  06/24/97                 15,000       14,947
   Dresser Industries
     5.550%,  06/30/97                 20,500       20,408
   Ford Motor Credit
     5.650%,  07/03/97                  1,800        1,791
   Ford Motor Credit Puerto Rico
     5.620%,  07/08/97                  2,000        1,988
   General Electric Capital
     5.520%,  06/24/97                 10,000        9,965
     5.380%,  07/09/97                 15,000       14,915
   Golden Peanut
     5.400%,  07/15/97                  3,750        3,725
   GTE Funding
     5.510%,  06/09/97                 16,000       15,980
   Hertz
     5.620%,  07/25/97                 25,000       24,789

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
-------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
   International Business
     Machines Credit
     5.550%,  06/19/97                $35,000      $34,908
   J.C. Penny Funding
     5.350%,  06/09/97                 21,000       20,975
   Mobil Australia Finance
     5.580%,  06/30/97                  1,500        1,493
   National Australia Funding
     5.550%, 06/02/97                  35,000       34,995
     5.430%,  08/13/97                  4,500        4,450
   National City Credit
     5.650%, 07/28/97                   8,000        7,928
     5.665%,  08/21/97                 15,000       14,809
   New England Power
     5.520%,  06/06/97                  3,500        3,497
   Paccar Financial
     5.350%,  06/04/97                  1,500        1,499
   Pactel Capital Resources
     5.510%,  06/23/97                 26,000       25,912
   Panasonic
     5.350%,  06/09/97                 13,000       12,985
   RTZ America
     5.550%,  06/25/97                 10,000        9,963
     5.650%,  11/17/97                 12,475       12,144
   Sherwin Williams
     5.620%,  07/21/97                  4,000        3,969
     5.640%,  08/04/97                  8,325        8,242
     5.640%,  08/05/97                  4,800        4,751
     5.640%,  08/11/97                  7,500        7,417
     5.680%,  08/22/97                  3,000        2,961
   Society Generale North America
     5.500%,  09/10/97                  5,000        4,923
   Sony Capital
     5.500%,  06/05/97                  6,690        6,686
   Southern New England
     Telcommunications
     5.580%,  06/11/97                  2,000        1,997
   Transamerica Finance
     5.520%,  06/04/97                  9,700        9,696
     5.540%,  06/19/97                  4,955        4,941

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
   U.S. Borax
     5.400%,  06/09/97               $  3,700    $   3,696
     5.370%,  06/20/97                 40,000       39,887
     5.650%,  07/16/97                  6,000        5,958
     5.670%,  07/28/97                  5,000        4,955
   Virginia Electric & Power
     5.650%,  07/16/97                  8,000        7,943
   Waste Management Technologies
     5.580%,  06/24/97                 25,000       24,911
     5.650%,  06/27/97                  5,000        4,980
     5.720%,  08/12/97                 14,700       14,532
                                                 ---------
Total Commercial Paper
     (Cost $628,321)                               628,321
                                                 ---------

CORPORATE OBLIGATIONS (15.5%)
FINANCE (10.0%)
   American General Finance
     7.700%,  11/15/97                  5,000        5,034
     8.250%,  01/15/98                  1,250        1,269
   American General, MTN
     9.750%,  10/15/97                  2,650        2,690
     9.950%,  10/29/97                  2,100        2,136
   Associates of  North America
      5.875%,  08/15/97                   750          750
      6.625%,  11/15/97                16,755       16,811
     8.125%,  01/15/98                  1,000        1,014
   Bank America, MTN
     6.875%,  11/20/97                  2,000        2,009
   BAT Capital, MTN
     6.470%,  09/15/97                 10,000       10,022
   Beneficial
     9.125%,  02/15/98                  1,875        1,914
   Caterpillar Finance (C)
     5.619%,  07/28/97                  1,000        1,000
   Corestates Capital (C)
     5.610%,  09/02/97                 30,000       30,000
   Dean Witter Discover
     6.000%,  03/01/98                 19,865       19,873
   First Chicago, MTN
     11.150%,  10/31/97                 5,000        5,102

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FINANCE--CONTINUED
   Ford Motor Credit, MTN
     6.450%,  02/05/98                 $5,000    $   5,018
   Household Finance, MTN (C)
     5.460%,  08/04/97                  5,000        5,000
   International Lease Finance, MTN
     7.500%,  01/15/98                  3,000        3,030
     5.750%,  02/02/98                  5,000        4,997
     5.740%,  02/03/98                  5,000        4,997
   International Lease Finance
     5.840%,  06/09/97                  5,000        5,000
     5.625%,  03/01/98                  4,800        4,791
   NationsBank
     6.625%,  01/15/98                  1,000        1,004
   Texaco Capital
     8.650%,  01/30/98                  2,000        2,035
   Toyota Motor Credit, MTN
     7.750%,  12/19/97                  1,500        1,514
                                                 ---------
     Total Finance                                 137,010
                                                 ---------
INDUSTRIAL (2.8%)
   Ford Capital
     9.750%,  06/05/97                  2,150        2,151
     9.375%,  01/01/98                  6,351        6,476
   Philip Morris
     8.750%,  06/15/97                  2,000        2,002
     9.250%,  12/01/97                 15,180       15,414
     6.375%,  01/15/98                  1,000        1,003
   Rockwell International
     7.625%,  02/17/98                  1,000        1,010
   Smithkline Beecham, MTN
     6.200%,  01/20/98                  5,250        5,261
   Walt Disney
     8.000%,  12/19/97                  3,595        3,634
   Waste Management Technologies
     8.125%,  02/01/98                  2,000        2,029
                                                 ---------
     Total Industrial                               38,980
                                                 ---------
UTILITIES (2.7%)
   Hydro-Quebec, MTN
     7.120%,  12/19/97                  2,500        2,517
   Northern State Power
     5.875%,  10/01/97                 12,000       12,004

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

PRIME QUALITY MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
UTILITIES--CONTINUED
   Pacific Gas & Electric, MTN
     6.900%,  06/23/97                $ 4,500    $   4,503
   Pacific
     5.880%,  10/15/97                  5,000        4,997
   Pacificorp, MTN
     8.850%,  06/20/97                 10,000       10,014
   Southern California Edison
     5.875%,  02/01/98                  2,500        2,499
                                                 ---------
     Total Utilities                                36,534
                                                 ---------
Total Corporate Obligations
     (Cost $212,524)                               212,524
                                                 ---------
BANK NOTES (7.6%)
   Boatmans National Bank (C)
     5.690%,  06/17/97                 25,000       25,000
   FCC National Bank (C)
     5.640%,  05/08/98                 15,000       14,993
   FCC National Bank
     5.880%,  11/05/97                 25,000       25,003
   Fifth Third Bank
     5.430%,  06/12/97                 10,000       10,000
   Morgan Guaranty Trust
     5.950%,  06/06/97                 19,300       19,301
   PNC Bank (C)
     5.628%,  06/06/97                 10,000       10,000
                                                 ---------
Total Bank Notes
     (Cost $104,297)                               104,297
                                                 ---------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS (6.6%)
   FNMA (C)
     5.350%,  09/29/97                 25,000       24,996
   FNMA, MTN (C)
     5.360%,  11/14/97                 40,000       39,991
   FNMA, MTN Ser B (C)
     5.250%,  09/03/97                 20,000       19,997
   SLMA
     Callable 08/18/97 @100
     5.370%,  02/08/99                  5,000        4,987
                                                 ---------
Total U.S. Government Agency Obligations
     (Cost $89,971)                                 89,971
                                                 ---------

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
ASSET-BACKED SECURITIES (5.7%)
   Americredit Auto Receivables
     Trust, Ser 1997-A, Cl A1
     5.515%,  04/06/98                $20,452    $  20,453
   Americredit Auto Receivables
     Trust, Ser 1996-D, Cl A1
     5.425%,  12/12/97                 11,936       11,939
   Americredit Auto Receivables
     Trust, Ser 1997-B, Cl A
     5.790%,  06/12/98                 30,000       30,000
   Chase Manhattan Auto Owner
     Trust, Ser 1997-A, Cl A1
     5.545%,  04/10/98                  6,789        6,789
   Ford Credit Auto Owner Trust,
     Ser 1996-B, Cl A1
     5.514%,  10/15/97                  1,351        1,352
   Navistar Financial Owner Trust,
     Ser 1996-B, Cl A1
     5.490%,  11/20/97                    910          911
   Olympic Automobile Recievable
     Trust, Ser 1996-D
     5.430%,  12/15/97                    121          122
   WFS Financial Owner Trust,
     Ser 1996-D, Cl A1
     5.500%,  01/16/98                  6,287        6,287
                                                 ---------
Total Asset-Backed Securities
     (Cost $77,853)                                 77,853
                                                 ---------
CERTIFICATES OF DEPOSIT (13.1%)
   Bank of America, Toronto
     5.730%,  07/31/97                 38,000       38,000
   Bankers Trust New York (C)
     5.630%,  10/16/97                 25,000       24,995
   Bankers Trust, Toronto
     5.690%,  08/21/97                 21,000       21,000
   CIBC
     5.970%,  03/19/98                  5,000        4,999
   Societe Generale
     5.690%,  08/22/97                 40,000       40,000
   Swiss Bank
     5.530%,  06/30/97                 30,000       30,000
   Swiss Bank (C)
     6.149%,  06/19/97                 10,000       10,000

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
CERTIFICATES OF DEPOSIT--CONTINUED
   Swiss Bank
     5.490%,  07/09/97                $10,000    $  10,000
                                                 ---------
Total Certificates Of Deposit
     (Cost $178,994)                               178,994
                                                 ---------

U.S. TREASURY OBLIGATIONS (1.5%)
   U.S. Treasury Notes
     7.250%,  02/15/98                 20,000       20,200
                                                 ---------
Total U.S. Treasury Obligations
     (Cost $20,200)                                 20,200
                                                 ---------

REPURCHASE AGREEMENTS (6.6%)
   Deutsche Bank
     5.55%, dated 05/30/97, matures
     06/02/97, repurchase  price
     $10,007,654 (collateralized
     by FHMLC obligation,
     par value  $10,337,964,
     6.092%, 10/01/32:
     market value $10,203,089)         10,003       10,003
   Salomon Brothers
     5.55%, dated 05/30/97, matures
     06/02/97, repurchase price
     $10,007,654 (collateralized
     by various FHLMC obligations,
     total par value $17,813,437,
     5.500%-9.000, 08/01/00-06/01/26;
     and various FNMA obligations,
     total par value $18,383,048,
     6.000%-9.000%, 12/01/01-05/01/27:
     total market value $10,246,600)   10,003       10,003
   Swiss Bank
     5.55%, dated 05/30/97, matures
     06/02/97, repurchase price
     $13,337,430 (collateralized by
     FNMA obligation, par value
     $17,012,000, 6.071%, 04/01/34:
     market value $13,664,762)         13,331       13,331

REPURCHASE AGREEMENTS--CONTINUED
   Union Bank of Switzerland
     5.55%, dated 05/30/97, matures
     06/02/97, repurchase price
     $59,196,682 (collateralized
     by various FHLMC obligations,
     total par value $61,959,824,
     0.000%-8.500%, 12/01/07-
     12/01/26; and FNMA obligation,
     par value $3,000,000, 6.400%
     02/25/03: total market
     value $60,374,115)               $59,169   $   59,169
                                                ----------
Total Repurchase Agreements
     (Cost $92,506)                                 92,506
                                                ----------
Total Investments (102.5%)
     (Cost $1,404,666)                           1,404,666
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-2.5%)          (34,567)
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 1,086,903,240
     outstanding shares of beneficial
     interest                                    1,086,903
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 283,601,522
     outstanding shares of beneficial
     interest                                      283,602
   Accumulated net realized loss
     on investments                                   (406)
                                                ----------
Total Net Assets (100.0%)                       $1,370,099
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $     1.00
                                                ==========
Net Asset Value, Offering Price and
     Redemption Price Per Share --
     Investor Shares                            $     1.00
                                                ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (25.9%)
   U.S. Treasury Notes
     5.750%,  10/31/97                $30,000    $  30,025
     7.375%,  11/15/97                 55,000       55,405
     5.000%,  01/31/98                 10,000        9,950
     7.250%,  02/15/98                 10,000       10,100
                                                 ---------
Total U.S. Government Agency Obligations
     (Cost $105,480)                               105,480
                                                 ---------

REPURCHASE AGREEMENTS (73.2%)
   Barclays
     5.51%,  dated 05/30/97, matures
     06/02/97, repurchase price
     $20,009,183 (collateralized
     by  FHLMC obligation, par value
     $8,960,000, 5.890%, 03/26/98;
     FNMA obligation, par value
     $4,315,000, 6.200%, 06/06/00;
     SLMA obligation, par value
     $7,000,000, 5.880%, 02/06/01:
     total market value $20,401,553)     20,000     20,000
   Deutsche Bank
     5.51%, dated 05/30/97, matures
     06/02/97, repurchase price
     $20,040,319 (collateralized by
     various U.S. Treasury obligations,
     total par value $19,827,000,
     5.750%-8.125%, 12/31/98- 05/15/21:
     total market value $20,432,188)     20,031     20,031
   Merrill Lynch
     5.51%, dated 05/30/97, matures
     06/02/97, repurchase  price
     $98,954,749 (collateralized
     by various GNMA obligations,
     total par value $328,491,658,
     7.000%-11.000%, 02/15/02-11/15/23:
     total market value $100,889,610)     98,909    98,909

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
   Morgan Stanley
     5.51%, dated 05/30/97,
     matures  06/02/97, repurchase
     price $99,259,385 (collateralized
     by various GNMA obligations,
     total par value $709,897,000,
     0.698%-8.000%, 01/01/00-06/15/26:
     total market value $104,959,999)    $99,214  $ 99,214
   Salomon Brothers
     5.51%, dated 05/30/97, matures
     06/02/97, repurchase price
     $20,093,747 (collateralized
     by various U.S. Government Notes,
     total par value $20,034,000,
     6.875%-8.875%, 10/15/97-03/31/00:
     total market value $20,489,252)      20,085    20,085
   Swiss Bank
     5.51%, dated 05/30/97, matures
     06/02/97, repurchase price
     $20,012,200 (collateralized by
     various U.S. Treasury obligations,
     total par value $19,625,000,
     5.875%-7.250%, 06/30/00-
     08/15/22: total market
     value $20,426,087)                   20,003     20,003
   Union Bank of Switzerland
     5.51%, dated 05/30/97, matures
     06/02/97, repurchase price
     $20,015,030 (collateralized
     by various FHLMC obligations,
     total par value $20,185,000,
     5.980%-7.554%, 02/26/04-07/31/06:
     total market value $20,410,150)      20,006     20,006
                                                  ---------
Total Repurchase Agreements
     (Cost $298,248)                                298,248
                                                  ---------
Total Investments (99.1%)
     (Cost $403,728)                                403,728
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (0.9%)              3,800
                                                  ---------

================================================================================

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 344,391,123
     outstanding shares of beneficial
     interest                                    $ 344,391
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 63,197,343
     outstanding shares of beneficial
     interest                                       63,197
   Accumulated net realized loss
     on investments                                    (60)
                                                 ---------
Total Net Assets (100.0%)                        $ 407,528
                                                 =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $    1.00
                                                 =========
Net Asset Value, Offering Price and
     Redemption Price Per Share --
     Investor Shares                             $    1.00
                                                 =========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS (98.5%)
ALABAMA (1.1%)
   McIntosh, Industrial Development
     Board, Ciba-Geigy Project,
     Ser A, RB, VRDN
     (C)(D)(E)
     3.850%,  06/04/97                 $3,500    $   3,500
   Special Care Facilities,
     Montgomery Hospital
     Revenue, RB, VRDN
     (FGIC) (C)(D)
     3.900%,  06/04/97                  1,400        1,400
                                                 ---------
     Total Alabama                                   4,900
                                                 ---------
ALASKA (0.2%)
   Anchorage, GO, Ser A, (MBIA)
     5.000%,  02/01/98                  1,045        1,054
                                                 ---------
ARIZONA (1.7%)
   Maricopa County, Pollution Control
     Authority, Ser A, RB, VRDN
     (C)(D)(E)
     3.850%,  06/04/97                  4,000        4,000
   Pima County, Industrial
     Development Authority,
     Tuscon Electric Project,
     Ser A, RB, VRDN (C)(D)(E)
     3.900%,  06/04/97                  2,600        2,600
   Scottsdale, GO
     7.500%,  07/01/97                    840          842
                                                 ---------
     Total Arizona                                   7,442
                                                 ---------
ARKANSAS (0.2%)
   State, Industrial Development
     Financial Authority, Ser A, RB,
     VRDN, AMT (C)(D)(E)
     4.000%,  06/04/97                  1,000        1,000
                                                 ---------
CALIFORNIA (1.7%)
   Contra Costa County, Multi-Family
     Mortgage, Delta Square Project,
     Ser A, RB, VRDN (C)(D)(E)
     3.850%,  06/05/97                  4,200        4,200

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
CALIFORNIA--CONTINUED
   Higher Education Loan Authority,
     Ser A, VRDN, callable 06/01/98
     @ 100 (C)(D)(E)
     3.950%,  06/01/01                 $1,900    $   1,900
   State, Higher Education
     Loan Authority, Student Loan,
     Ser 95E-5, RB, VRDN,
     AMT (C)(D)(E)
     3.950%, 06/04/97                   1,200        1,200
                                                 ---------
     Total California                                7,300
                                                 ---------
COLORADO (1.9%)
   North Glen, Castle Garden
     Retirement Center,
     VRDN (C)(D)(E)
     3.850%,  06/05/97                  1,200        1,200
   State, TRAN, Ser A, RB
     4.500%,  06/27/97                  7,000        7,003
                                                 ---------
     Total Colorado                                  8,203
                                                 ---------
DELAWARE (0.4%)
   State Educational Development
     Authority, VRDN (C)(D)(E)
     4.225%,  06/05/97                  1,875        1,875
                                                 ---------
FLORIDA (10.3%)
   Citrus Park, RB, VRDN (C)(D)(E)
     3.900%,  06/04/97                  1,500        1,500
   Dade County, Water & Sewer
     System, Ser 94, RB, VRDN
     (FGIC) (C)(E)
     3.850%,  06/04/97                  8,000        8,000
   Jacksonville, TECP
     3.400%,  06/09/97                  1,000        1,000
     3.500%,  06/26/97                 10,000       10,000
   Jacksonville, Pollution Control
     Revenue, TECP
     3.500%,  06/12/97                  5,000        5,000
   Local Government, TECP
     3.450%,  06/16/97                  4,000        4,000
     3.550%,  06/19/97                  5,500        5,500
   Pinellas County, TECP
     3.750%,  07/01/97                  3,600        3,600

================================================================================

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
FLORIDA--CONTINUED
   State Board of Education,
     Capital Outlay, GO
     6.500%,  06/01/97                 $4,575    $   4,575
   Sunshine State Government,Finance
     Commission Revenue, TECP
     3.500%,  06/12/97                  1,400        1,400
                                                 ---------
     Total Florida                                  44,575
                                                 ---------
GEORGIA (5.0%)
   Barrow County School District,
     Ser 97, GO
     4.000%,  02/01/98                  1,000        1,000
   Burke County, Development
     Authority Pollution Control,
     RB (AMBAC)
     3.600%,  12/01/97                  1,500        1,500
   Burke County, Oglethorpe Power,
     Ser A, VRDN (FGIC)  (C)(D)
     3.850%,  06/04/97                  4,400        4,400
   Fulton County, Development
     Authority, American  Red Cross
     Project, RB, VRDN (C)(D)(E)
     3.950%,  06/05/97                  1,500        1,500
   Gordon County, Development
     Authority, Sara Lee Project,
     RB, VRDN  (C)(D)
     3.950%,  06/05/97                  1,400        1,400
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, VRDN (C)(D)(E)
     3.950%,  06/05/97                  1,000        1,000
   Marietta Housing Finance Authority,
     Franklin Walk Apartments Project,
     VRDN  (C)
     3.975%,  06/05/97                  1,600        1,600
   Monroe County, Industrial
     Development Authority, Forsyth
     Inns Project, RB, VRDN (C)(D)(E)
     3.950%,  06/04/97                  2,525        2,525
   Municipal Electric Authority,
     VRDN (FGIC)  (C)(D)
     4.100%,  06/05/97                  3,000        3,000
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
GEORGIA--CONTINUED
   Private College Facilities Authority,
     Emory University, RB, VRDN Optional
     Put 12/01/97 @ 100,
     (C)(D)(E)
     3.700%,  12/01/04                 $3,465    $   3,465
                                                 ---------
     Total Georgia                                  21,390
                                                 ---------
IDAHO (1.6%)
   Nez Pierce County, Pollution
     Control Board, Potlatch Corp.
     Project, RB, VRDN (C)(D)(E)
     3.900%,  06/05/97                  3,000        3,000
   Idaho State, TAN, GO
     4.500%,  06/30/97                  4,000        4,002
                                                 ---------
     Total Idaho                                     7,002
                                                 ---------
ILLINOIS (4.7%)
   Bloomington, Airport Authority,
     VRDN (C)(D)(E)
     3.950%,  06/04/97                  1,500        1,500
   Chicago, Tender Notes, GO  (E)
     3.650%,  02/05/98                  2,000        2,000
   DuPage County, First Preservation
     District, GO, Pre-Refunded
     11/01/97 @ 102  (F)
     8.100%,  11/01/06                  1,200        1,245
   Educational Facilities, Chicago
     Children's Museum, RB,
     VRDN (C)(D)(E)
     3.900%,  06/04/97                  1,600        1,600
   Health Facilities Authority,
     Advocate Healthcare Network,
     Ser B, RB, VRDN (C)(D)
     3.950%,  06/04/97                  3,000        3,000
   Illinois Health Facility Authority,
     RB, VRDN (C)(D)
     4.000%,  06/05/97                  3,000        3,000
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, VRDN (C)(D)(E)
     4.050%,  06/04/97                  1,400        1,400

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)     VALUE (000)
------------------------------------------------------------
ILLINOIS--CONTINUED
   Savanna, Industrial Development
     Authority, Ser A, RB,
     VRDN (C)(D)(E)
     4.050%,  06/04/97                 $  500    $     500
   State, Health Facilities
     Authority, Streeterville Project,
     RB, VRDN (C)(D)(E)
     3.900%,  06/04/97                  2,000        2,000
   State, Health Facilities
     Authority, University of Chicago
     Hospital Project, Ser C,
     VRDN (MBIA) (C)(D)
     3.850%,  06/04/97                  4,000        4,000
                                                 ---------
     Total Illinois                                 20,245
                                                 ---------
INDIANA (5.6%)
   Allen County, Industrial Economic
     Development, Mattel Power Wheels
     Project, RB, VRDN, AMT (C)(D)(E)
     4.200%,  06/04/97                  1,500        1,500
   Fort Wayne, Industrial Economic
     Development Authority, ND Tech
     Project, RB, VRDN, AMT (C)(D)(E)
     4.050%,  06/04/97                  1,000        1,000
   Hammond Industrial Local Public,
     Adv. Fdg Project, Ser A-2, GO
     4.200%,  01/08/98                  6,000        6,017
   Health Facility Authority,
     Clarian Health Partners,
      Ser B, RB, VRDN, (C)(D)(E)
     3.900%,  06/04/97                  2,000        2,000
   Indianapolis, Industrial Economic
     Development Authority, Allied
     Signal Project, RB, VRDN
     (C)(D)(E)
     4.050%,  06/04/97                  3,500        3,500
   Indianapolis, Industrial
     Multi-Family Housing
     Authority, Crossing Partners
     Project, RB, VRDN, AMT
     (C)(D)(E)
     4.150%,  06/04/97                  8,700        8,700

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
INDIANA--CONTINUED
   Rockport County, Pollution
     Control Authority, Aep Generating
     Project, Ser B, RB, VRDN
     (AMBAC) (C)(D)
     4.150%,  06/02/97                 $1,600    $   1,600
                                                 ---------
     Total Indiana                                  24,317
                                                 ---------
IOWA (0.6%)
   West Des Moines, Commercial
     Development Authority,
     Greyhound Lines Project,
     VRDN (C)(D)(E)
     3.800%,  06/04/97                  2,500        2,500
                                                 ---------
KENTUCKY (0.9%)
   Jefferson County,
     Industrial Building Fisher-
     Klosterman  Project, RB,
     VRDN (C)(D)(E)
     4.050%,  06/05/97                  2,500        2,500
   State, Economic Development
     Financial Authority Hospital
     Facilities - Baptist Healthcare,
     RB, VRDN (C)(D)(E)
     3.850%,  06/05/97                  1,400        1,400
                                                 ---------
     Total Kentucky                                  3,900
                                                 ---------
LOUISIANA (2.4%)
   Lake Charles, Harbor & Terminal
     District Authority, Reynolds
     Metals Project, VRDN (C)(D)(E)
     3.900%,  06/04/97                  3,000        3,000
   Plaqeumines, Port Facilities,
     International Marine Terminal
     Project, Ser B, RB, Optional
     Put 03/15/98 @ 100 (D)(E)
     3.750%,  03/15/06                  1,000        1,000
   Louisiana Port Authority,
     Occidental Petroleum
     Project, RB,
     VRDN (C)(D)(E)
     3.800%,  06/04/97                  4,500        4,500

-------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------
LOUISIANA--CONTINUED
   State, Offshore Terminal Authority
     Deepwater Port, Loop Inc - First
     Stage Project, Ser A, RB,
     VRDN, (C)(E)
     3.850%,  06/04/97                 $2,000    $   2,000
                                                 ---------
     Total Louisiana                                10,500
                                                 ---------
MAINE (1.0%)
   State, TAN, GO
     4.500%,  06/27/97                  4,500        4,502
                                                 ---------
MARYLAND (2.7%)
   Baltimore County, Allied Signal
     Project, RB, VRDN (C)(D)(E)
     4.000%,  06/04/97                  1,000        1,000
   Baltimore, Industrial Development
     Authority, Days Inn of America
     Project, RB Callable
     12/01/97 @ 100 (F)
     12.625%,  12/01/04                 2,000        2,087
   Montgomery County, Housing
     Opportunities Multi-Family
     Commission, Ser A, RB
     3.700%,  11/13/97                  3,650        3,650
   State, Health & Higher
     Education Authority, Pooled Loan
     Program, Ser B, VRDN (C)(D)(E)
     3.850%,  06/04/97                  5,000        5,000
                                                 ---------
     Total Maryland                                 11,737
                                                 ---------
MICHIGAN (3.4%)
   Michigan City, Industrial Economic
     Development, Performance
     Packaging, RB, VRDN (C)(D)(E)
     4.150%,  06/04/97                  1,000        1,000
   Midland County, Economic
     Development, Dow Chemical
     Project, Ser B, RB, VRDN, (C)(D)
     4.000%,  06/02/97                  5,575        5,575
   Oakland County, Economic
     Development, VRDN (C)(D)(E)
     4.100%,  06/04/97                  1,000        1,000
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
MICHIGAN--CONTINUED
   State, Housing Development
     Authority, WoodLand Meadows,
     RB, VRDN, AMT (C)(D)(E)(F)
     4.050%,  06/04/97                 $1,000    $   1,000
   State, Housing Development
     Authority, Harbortown,
     VRDN (C)(D)(E)
     3.975%,  06/05/97                  3,000        3,000
   State, Strategic Industrial
     Development Authority,
     Norcor Manufacturing Project,
     RB, VRDN (C)(D)(E)
     4.000%,  06/03/97                  3,000        3,000
                                                 ---------
     Total Michigan                                 14,575
                                                 ---------
MISSISSIPPI (0.8%)
   Jackson County, Chevron USA
     Project, Ser 93, RB, VRDN (C)(D)
     4.050%,  06/02/97                  3,500        3,500
                                                 ---------
MISSOURI (0.7%)
   Environmental Improvement and
     Energy Resource, Utilicorp United
     Project, RB, VRDN (C)(D)(E)
     4.050%,  06/04/97                    700          700
   State, Industrial Development
     Authority, Bachman Machine
     Project, Ser A, RB, VRDN,
     AMT (C)(D)(E)
     4.200%,  06/04/97                     90           90
   State, Industrial Development
     Authority, Plastic Enterprises
     Project, Ser A, RB,
     VRDN, AMT (C)(D)(E)(F)
     4.200%,  06/04/97                    385          385
   State, Industrial Development
     Authority, Precision Stainless
     Project, Ser I, RB, VRDN, AMT
     (C)(D)(E)
     4.200%,  06/04/97                     70           70

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
MISSOURI--CONTINUED
   State, Custody Receipt, Third Street
     Building Project, Ser A, GO,
     VRDN (C)(D)(E)
     4.200%,  06/04/97               $  2,000    $   2,000
                                                 ---------
     Total Missouri                                  3,245
                                                 ---------
NEVADA (6.3%)
   Clark County, Airport Improvement
     Authority, Ser A, VRDN,
     (MBIA) (C)(D)
     3.850%,  06/04/97                 10,000       10,000
   Clark County, Airport Improvement,
     Sub Lien, Ser A-1, RB,
     VRDN (C)(D)(E)
     3.850%,  06/04/97                  4,300        4,300
   Clark County, Nevada Power
     Project, Ser A, VRDN,
     AMT (C)(D)(E)
     4.150%,  06/04/97                  5,000        5,000
   Clark County, School District,
     VRDN (C)(D)(E)
     3.960%,  06/05/97                  8,000        8,000
                                                 ---------
     Total Nevada                                   27,300
                                                 ---------
NEW HAMPSHIRE (5.5%)
   State, Business Finance
     Authority, TECP
     3.650%,  07/29/97                  7,000        7,000
   State, Business Finance Authority,
     Pollution Control,
     Ser D, VRDN, AMT (C)
     4.000%,  06/04/97                  6,000        6,000
   State, Business Finance
     Authority, TECP (E)
     3.400%,  06/11/97                  5,000        5,000
   State, Housing Finance Authority,
     Multi-Family, Fairways Project,
     Ser 1, RB, VRDN, AMT (C)(D)(E)
     4.000%,  06/04/97                  5,000        5,000

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
NEW HAMPSHIRE--CONTINUED
   State, Pollution Control Authority,
     CT Power and Light, Ser A, RB,
     VRDN (C)(D)(E)
     3.900%,  06/04/97                 $  800    $     800
                                                 ---------
     Total New Hampshire                            23,800
                                                 ---------
NEW MEXICO (2.2%)
   Hurley, New Mexico, Pollution
     Control Authority, RB,
     VRDN  (C)(D)(E)
     4.150%,  06/02/97                  2,200        2,200
   State, Educational Assistance
     Foundation, Student Loan Program,
     VRDN (AMBAC) (C)(D)
     4.100%,  06/05/97                  3,490        3,490
   State, Mortgage Financial
     Authority, Ser B-CR-123,
     Optional Put 07/01/97 @ 100
     3.400%,  07/01/17                  3,995        3,995
                                                 ---------
     Total New Mexico                                9,685
                                                 ---------
NEW YORK (1.8%)
   Urban Development Corporation,
     Senior Lien, VRDN (C)(D)
     3.960%,  06/05/97                  7,600        7,600
                                                 ---------
NORTH CAROLINA (2.1%)
   Educational Facilities, Guilford
     College, VRDN (C)(D)(E)
     4.000%,  06/04/97                  2,300        2,300
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, VRDN, AMT (C)(D)(E)
     4.250%,  06/04/97                  2,000        2,000
   State Municipal Power Authority,
     Finance Authority, TECP (E)
     3.400%,  06/10/97                  5,000        5,000
                                                 ---------
     Total North Carolina                            9,300
                                                 ---------

================================================================================

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
NORTH DAKOTA (0.4%)
   Mercer County, Solid Waste Disposal
     Authority, United Power Project,
     RB, VRDN, AMT (C)(D)(E)
     3.550%,  06/02/97                 $1,900    $   1,900
                                                 ---------
OHIO (5.1%)
   Columbus, Sewer
     Revenue (C)(D)
     3.800%,  06/05/97                  9,600        9,600
   State, Air Quality Development
     Authority, JMG Limited  Partnership,
     Ser A, RB, VRDN, AMT (C)(D)(E)
     3.900%,  06/04/97                  3,000        3,000
   State, Higher Education
     Authority, Lake  Erie Project,
     RB, VRDN (C)(D)(E)
     3.950%,  06/05/97                  5,100        5,100
   State, Pollution Control
     Authority,  Duquesne Project,
     RB, VRDN, AMT (C)(D)(E)
     3.950%,  06/04/97                  3,000        3,000
   Trumbull County, St. Joseph
     Riverside Hospital Project,
     RB, Pre-Refunded
     11/01/97 @ 102 (F)
     7.750%,  11/01/13                  1,500        1,555
                                                 ---------
     Total Ohio                                     22,255
                                                 ---------
PENNSYLVANIA (3.8%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, VRDN (C)(D)(E)
     3.800%,  06/04/97                  1,000        1,000
   Philadelphia School District, TRAN
     4.500%,  06/30/97                  5,000        5,002
   Philadelphia, TRAN
     4.500%,  06/30/97                  4,000        4,002
   State, Ser A, VRDN Pre-Refunded
     11/01/99 @ 101.5, (C)(F)
     3.960%,  06/05/97                  6,500        6,500
                                                 ---------
     Total Pennsylvania                             16,504
                                                 ---------

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
RHODE ISLAND (0.9%)
   State, TAN
     4.500%,  06/30/97                 $4,000    $   4,002
                                                 ---------
SOUTH CAROLINA (1.2%)
   York County, Pollution Control
     Revenue, Ser N-4, VRDN,
     Optional  Put on 9/15/97
     @ 100 (C)(D)(E)
     3.550%,  09/15/14                  5,000        5,000
                                                 ---------
TENNESSEE (2.5%)
   Covington, Industrial Development
     Board, Charms Project, RB,
     VRDN, AMT (C)(D)(E)
     4.050%,  06/04/97                  3,000        3,000
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project, VRDN (C)(D)(E)
     3.950%,  06/05/97                  3,000        3,000
   Memphis-Shelby County, Industrial
     Development Board, Ponderosa
     Fibres American Project, RB,
     VRDN, AMT (C)(D)(E)
     4.100%,  06/05/97                  1,600        1,600
   Nashville & Davidson County,
     Industrial Development Authority,
     Multi-Family Mortgage,
     Chimneytop II Project, RB,
     VRDN (C)(D)(E)
     3.950%,  06/02/97                  1,325        1,325
   Nashville & Davidson County,
     Vanderbilt University, Ser 85A,
     VRDN, Optional Put 1/15/98,
     (C)(D)(E)
     3.650%,  01/15/15                  2,000        2,002
                                                 ---------
     Total Tennessee                                10,927
                                                 ---------
TEXAS (9.2%)
   Brazos River, TECP (E)
     3.450%,  06/09/97                  2,700        2,700
   Brownsville, Utility System, TECP
     3.450%,  06/12/97                  4,000        4,000

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
TEXAS--CONTINUED
   Georgetown, Higher Education
     Financing Authority, Southwestern
     University Project, Ser 84, RB,
     VRDN (C)(D)(E)
     3.950%,  06/04/97                 $2,000    $   2,000
   Harris County, Health Facilities
     Authority, Memorial Hospital
     Project, Ser B, RB, VRDN (C)(D)(E)
     3.850%,  06/04/97                  1,500        1,500
   Harris County, Housing Finance
     Corporation, Ser 1985,
     VRDN (C)(D)(E)
     4.225%,  06/05/97                    900          900
   Harris County, Industrial
     Development Authority,
     Lubrizol Project, RB, VRDN (C)(D)
     3.850%,  06/04/97                  1,600        1,600
   Harris County, Toll Roads, Ser H,
     RB, VRDN (C)(D)(E)
     3.850%,  06/04/97                  5,500        5,500
   Lone Star, Airport Improvement,
     Ser A2, RB, VRDN (C)(D)
     4.000%,  06/02/97                  1,700        1,700
   South Higher Education
     Authority, RB, VRDN,
     AMT (C)(D)(E)
     3.950%,  06/04/97                  5,000        5,000
   State, Public Finance
     Authority, TECP
     3.650%,  08/11/97                  5,000        5,000
   State, TAN
     4.750%,  08/29/97                 10,000       10,019
                                                 ---------
     Total Texas                                    39,919
                                                 ---------
UTAH (1.5%)
   Carbon County, Pollution Control
     Authority, Pacificorp Project, RB,
     VRDN (AMBAC) (C)(D)
     4.150%,  06/02/97                  1,600        1,600
   Intermountain Power Agency, Ser E,
     RB, Optional Put
     09/15/97 @ 100 (E)
     3.500%,  07/01/14                  1,000        1,000

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
UTAH--CONTINUED
   Intermountain Power Agency,
     Optional Put 06/16/97
     @ 100, RB, VRDN (C)(D)(E)
     3.930%,  06/17/97                 $4,000    $   4,000
                                                 ---------
     Total Utah                                      6,600
                                                 ---------
ERMONT (0.2%)
   State, Ser B, GO,
     4.600%,  08/01/97                  1,000        1,001
                                                 ---------
VIRGINIA (3.6%)
   Bedford County, Industrial
     Development Authority,
     VRDN (C)(D)(E)
     4.000%,  06/05/97                  2,500        2,500
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, RB,
     VRDN (C)(D)(E)
     4.050%,  06/04/97                  3,000        3,000
   Commonwealth, Ser 1994,
     VRDN (C)(D)
     4.060%,  06/05/97                  4,000        4,000
   Front Royal & Warren County,
     Industrial Development Authority,
     Pen Tab Industries Project, RB,
     VRDN, AMT (C)(D)(E)
     4.000%,  06/05/97                  3,000        3,000
   Peninsula Port Authority, Dominion
     Term Project, Ser 1987C,
     VRDN (C)(D)(E)
     3.950%,  06/02/97                  3,300        3,300
                                                 ---------
     Total Virginia                                 15,800
                                                 ---------
WASHINGTON (2.6%)
   Pierce County, Washington Economic
     Development, Weyerhaeuser
     Real Estate Project, RB,
     VRDN (C)(D)
     3.850%,  06/04/97                  3,000        3,000
   Port of Seattle, VRDN (C)(D)(E)
     3.900%,  06/04/97                  1,600        1,600

================================================================================
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
WASHINGTON--CONTINUED
   State Public Power Supply System,
     Nuclear Project #1, 1993-1A3, RB,
     VRDN (C)(D)(E)
     3.850%,  06/04/97                 $3,500    $   3,500
   State Student Loan Finance
     Association, Ser B, RB,
     VRDN, AMT (C)(D)(E)
     3.950%,  06/05/97                  3,000        3,000
                                                 ---------
     Total Washington                               11,100
                                                 ---------
WEST VIRGINIA (0.9%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     RB, VRDN (C)(D)(E)
     4.050%,  06/04/97                  2,000        2,000
   Marshall County, PPG Industries
     Project, RB, VRDN (C)(D)(E)
     4.100%,  06/05/97                  2,000        2,000
                                                 ---------
     Total West Virginia                             4,000
                                                 ---------
WISCONSIN (0.7%)
   Milwaukee, Ser BY, GO
     7.250%,  06/15/97                  1,000        1,001
   Milwaukee, School
     Order Notes, Ser B
     4.250%,  08/21/97                  1,000        1,002
   Racine, Wisconsin Promissory
     Notes, Ser 96 B, GO
     3.700%,  12/15/97                  1,165        1,165
                                                 ---------
     Total Wisconsin                                 3,168
                                                 ---------
WYOMING (1.1%)
   Sweetwater, Ser A,
     RB, VRDN (C)(D)(E)
     3.900%,  06/04/97                  4,600        4,600
                                                 ---------
Total Municipal Bonds
     (Cost $428,223)                               428,223
                                                 ---------

------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
CASH EQUIVALENT (1.3%)
   AIM Management Institutional
     Tax-Free Portfolio                $5,853    $   5,853
                                                 ---------
Total Cash Equivalent
     (Cost $5,853)                                   5,853
                                                 ---------
Total Investments (99.8%)
     (Cost $434,076)                               434,076
                                                 ---------
OTHER ASSETS AND LIABILITIES (0.2%)
Total Other Assets and Liabilities, Net                943
                                                 ---------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no
     par value) based on 333,003,932
     outstanding shares of beneficial
     interest                                      333,004
   Fund shares of the Investor Shares
     (unlimited authorization -- no
     par value) based on 102,018,739
     outstanding shares of beneficial
     interest                                      102,019
   Accumulated net realized loss
     on investments                                     (4)
                                                 ---------
Total Net Assets (100.0%)                        $ 435,019
                                                 =========
 Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares             $    1.00
                                                 =========
 Net Asset Value, Offering Price and
     Redemption Price Per Share --
     Investor Shares                             $    1.00
                                                 =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997



                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS


ADR         American Depository Receipt
AMBAC       Security insured by the American Municipal
             Bond Assurance Company
AMT         Alternative Minimum Tax
ARM         Adjustable Rate Mortgage
Cl          Class
COP         Certificate of Participation
CV          Convertible Security
ETM         Escrowed to Maturity
F           Foreign Registry Shares
FGIC        Security insured by the Financial Guaranty
            Insurance Corporation
FHA         Federal Housing Authority
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Security
            Assurance
GDR         Global Depository Receipt
GDS         Global Depository Shares
GNMA        Government National Mortgage Association
GO          General Obligation
LYON        Liquid Yield Option Note
MBIA        Security insured by the Municipal Bond
            Investors Assurance
MTN         Medium Term Note
RB          Revenue Bond
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and
            Principal Security
TAN         Tax Anticipation Note
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note
*           Non-income producing securities


(A)         Zero Coupon Bond
(B)         Private Placement Security
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1997.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)         Collateralized by U.S. Government Securities
(G)         In local currency

================================================================================

                      [This Page Left Intentionally Blank]

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED MAY 31, 1997

                                                                                       MID-CAP      SMALL CAP     CAPITAL
                                                                       VALUE INCOME    EQUITY        EQUITY       GROWTH
                                                                        STOCK FUND      FUND          FUND         FUND
                                                                       ------------   ---------    ----------    ---------
                                                                         06/01/96-    06/01/96-    01/31/97*-    06/01/96-
                                                                         05/31/97     05/31/97      05/31/97     05/31/97
                                                                       ------------   ---------    ----------    ---------
Income:
   Interest Income ..................................................     $ 5,035      $ 1,386         $  92      $ 6,139
   Dividend Income ..................................................      44,675        2,627           765       18,021
   Less: Foreign Taxes Withheld .....................................          --           --            --           --
                                                                         --------      -------        ------     --------
   Total Investment Income ..........................................      49,710        4,013           857       24,160
                                                                         --------      -------        ------     --------
Expenses:
   Investment Advisory Fees .........................................      12,026        3,328           322       14,003
   Less: Investment Advisory Fees Waived ............................          --         (318)          (48)      (1,226)
   Less: Contribution from Advisor ..................................          --           --            --           --
   Administrator Fees ...............................................       1,009          194            18          818
   Transfer Agent Fees-- Trust Shares ...............................          16           15             6           16
   Transfer Agent Fees-- Investor Shares ............................         103           31            --          166
   Transfer Agent Fees-- Flex Shares ................................          53           24            --           37
   Transfer Agent Out of Pocket Fees ................................         114           22             1           98
   Printing Expenses ................................................         102           20             2           85
   Custody Fees .....................................................          73           14             1           62
   Professional Fees ................................................          77           15             2           63
   Trustee Fees .....................................................          22            4            --           19
   Registration Fees ................................................         138           27            22           58
   Distribution Fees-- Investor Shares ..............................         470           82            --        1,345
   Less: Distribution Fees Waived-- Investor Shares .................         (32)         (26)           --         (236)
   Distribution Fees-- Flex Shares ..................................         444           74            --          213
   Less: Distribution Fees Waived-- Flex Shares .....................         (11)         (20)           --          (12)
   Insurance and Other Fees .........................................          46           14            --           40
   Amortization of Deferred Organization Costs ......................          11           --            10            8
                                                                         --------      -------        ------     --------
   Total Expenses ...................................................      14,661        3,500           336       15,557
                                                                         --------      -------        ------     --------
   Net Investment Income (Loss) .....................................      35,049          513           521        8,603
                                                                         --------      -------        ------     --------
 Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................     243,189       33,978         1,757      221,554
   Net Realized Loss on Foreign Currency Transactions ...............          --           --            --           --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency ................................          --           --            --           --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .................................................      33,953        4,912         7,644       43,851
                                                                         --------      -------        ------     --------
   Total Net Realized and Unrealized Gain
     on Investments .................................................     277,142       38,890         9,401      265,405
                                                                         --------      -------        ------     --------
   Net Increase in Net Assets from Operations .......................    $312,191      $39,403        $9,922     $274,008
                                                                         ========      =======        ======     ========


                                                                                       EMERGING      INTERNATIONAL    INTERNATIONAL
                                                                       BALANCED         MARKETS         EQUITY           EQUITY
                                                                         FUND         EQUITY FUND     INDEX FUND          FUND
                                                                       ---------      ----------       ---------       ------------
                                                                       06/01/96-      01/31/97*-       06/01/96-        06/01/96-
                                                                       05/31/97        05/31/97        05/31/97         05/31/97
                                                                       ---------      ----------       ---------       ------------
Income:
   Interest Income ..................................................  $ 3,654          $  49            $   13           $  922
   Dividend Income ..................................................    1,113            272             1,382            6,838
   Less: Foreign Taxes Withheld .....................................       --            (14)             (108)            (645)
                                                                       -------         ------           -------          -------
   Total Investment Income ..........................................    4,767            307             1,287            7,115
                                                                       -------         ------           -------          -------
Expenses:
   Investment Advisory Fees .........................................    1,177            137               658            4,494
   Less: Investment Advisory Fees Waived ............................     (151)           (53)              (80)            (157)
   Less: Contribution from Advisor ..................................       --             --                --               --
   Administrator Fees ...............................................       83              7                48              240
   Transfer Agent Fees-- Trust Shares ...............................       16              5                18               12
   Transfer Agent Fees-- Investor Shares ............................       17             --                21               14
   Transfer Agent Fees-- Flex Shares ................................       17             --                15               17
   Transfer Agent Out of Pocket Fees ................................        9              1                 9               22
   Printing Expenses ................................................        8              6                 7               21
   Custody Fees .....................................................        6             34                70              484
   Professional Fees ................................................        6              1                 6               15
   Trustee Fees .....................................................        2             --                 2                5
   Registration Fees ................................................       21             11                 5              111
   Distribution Fees-- Investor Shares ..............................       15             --                22               21
   Less: Distribution Fees Waived-- Investor Shares .................      (13)            --               (14)             (10)
   Distribution Fees-- Flex Shares ..................................       43             --                10               33
   Less: Distribution Fees Waived-- Flex Shares .....................      (14)            --               (10)             (15)
   Insurance and Other Fees .........................................        4              4                15               18
   Amortization of Deferred Organization Costs ......................       --             10                 3                2
                                                                       -------         ------           -------          -------
   Total Expenses ...................................................    1,246            163               805            5,327
                                                                       -------         ------           -------          -------
   Net Investment Income (Loss) .....................................    3,521            144               482            1,788
                                                                       -------         ------           -------          -------
 Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................   11,411             80             4,148           31,885
   Net Realized Loss on Foreign Currency Transactions ...............       --            (18)              (50)            (949)
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency ................................       --             --               (21)              16
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .................................................    5,223          2,108              (466)          51,213
                                                                       -------         ------           -------          -------
   Total Net Realized and Unrealized Gain
     on Investments .................................................   16,634          2,170             3,611           82,165
                                                                       -------         ------           -------          -------
   Net Increase in Net Assets from Operations .......................  $20,155         $2,314           $ 4,093          $83,953
                                                                       =======         ======           =======          =======

                                                                                      INVESTMENT GRADE     FLORIDA      TENNESSEE
                                                                           SUNBELT       TAX-EXEMPT      TAX-EXEMPT    TAX-EXEMPT
                                                                         EQUITY FUND      BOND FUND       BOND FUND     BOND FUND
                                                                         ----------   ----------------   ----------    -----------
                                                                          06/01/96-       06/01/96-       06/01/96-     06/01/96-
                                                                          05/31/97        05/31/97        05/31/97      05/31/97
                                                                         ----------   ----------------   ----------    -----------
Income:
   Interest Income ..................................................       $  18         $ 8,107         $2,318          $282
   Dividend Income ..................................................       2,081              --             --            --
   Less: Foreign Taxes Withheld .....................................          --              --             --            --
                                                                           ------         -------         ------          ----
   Total Investment Income ..........................................       2,099           8,107          2,318           282
                                                                           ------         -------         ------          ----
Expenses:
   Investment Advisory Fees .........................................       4,842           1,272            293            35
   Less: Investment Advisory Fees Waived ............................        (442)           (189)           (73)          (35)
   Less: Contribution from Advisor ..................................          --              --             --           (10)
   Administrator Fees ...............................................         283             115             31             4
   Transfer Agent Fees-- Trust Shares ...............................          16              16             16            16
   Transfer Agent Fees-- Investor Shares ............................          44              34             13            12
   Transfer Agent Fees-- Flex Shares ................................          20              15             14            13
   Transfer Agent Out of Pocket Fees ................................          33              15              3            --
   Printing Expenses ................................................          30              13              3            --
   Custody Fees .....................................................          21               9              2             1
   Professional Fees ................................................          22               9              2            --
   Trustee Fees .....................................................           7               3              1            --
   Registration Fees ................................................          31              12              6             1
   Distribution Fees-- Investor Shares ..............................         119             148              6             3
   Less: Distribution Fees Waived-- Investor Shares .................         (39)            (47)            (6)           --
   Distribution Fees-- Flex Shares ..................................          45              51             27            23
   Less: Distribution Fees Waived-- Flex Shares .....................         (18)            (15)           (21)           (8)
   Insurance and Other Fees .........................................          13               7              2            --
   Amortization of Deferred Organization Costs ......................          --               8             --            --
                                                                           ------         -------         ------          ----
   Total Expenses ...................................................       5,027           1,476            319            55
                                                                           ------         -------         ------          ----
    Net Investment Income (Loss) .....................................     (2,928)          6,631          1,999           227
                                                                           ------         -------         ------          ----
 Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................      24,062           2,924           (209)          (11)
   Net Realized Loss on Foreign Currency Transactions ...............          --              --             --            --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency ................................          --              --             --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .................................................     (18,818)          2,169          1,157           153
                                                                           ------         -------         ------          ----
   Total Net Realized and Unrealized Gain
     on Investments .................................................       5,244           5,093            948           142
                                                                           ------         -------         ------          ----
   Net Increase in Net Assets from Operations .......................      $2,316         $11,724         $2,947          $369
                                                                           ======         =======         ======          ====

*Commencement of Operations
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



112 & 113
STATEMENT OF OPERATIONS (000) (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED MAY 31, 1997

                                                                          GEORGIA           INVESTMENT
                                                                        TAX-EXEMPT          GRADE BOND        SHORT-TERM
                                                                         BOND FUND             FUND            BOND FUND
                                                                        ----------          ----------        ----------
                                                                         06/01/96-           06/01/96-         06/01/96-
                                                                         05/31/97            05/31/97          05/31/97
                                                                        ----------          ----------        ----------
Interest Income .....................................................     $1,875              $43,028           $5,793
                                                                          ------              -------           ------
Expenses:
   Investment Advisory Fees .........................................        246                4,793              624
   Less: Investment Advisory Fees Waived ............................        (64)                (645)            (138)
   Administrator Fees ...............................................         25                  435               65
   Less: Administrator Fees Waived ..................................         --                   --               --
   Transfer Agent Fees-- Trust Shares ...............................         16                   16               16
   Transfer Agent Fees-- Investor Shares ............................         13                   46               13
   Transfer Agent Fees-- Flex Shares ................................         14                   19               13
   Transfer Agent Out of Pocket Fees ................................          3                   54                8
   Printing Expenses ................................................          2                   49                7
   Custody Fees .....................................................          2                   34                5
   Professional Fees ................................................          2                   34                5
   Trustee Fees .....................................................          1                   11                2
   Registration Fees ................................................          5                   64               13
   Distribution Fees-- Investor Shares ..............................          6                  153                5
   Less: Distribution Fees Waived-- Investor Shares .................         (6)                 (59)              (5)
   Distribution Fees-- Flex Shares ..................................         46                   54               10
   Less: Distribution Fees Waived-- Flex Shares .....................        (26)                 (24)             (10)
   Insurance and Other Fees .........................................          1                   22                3
   Amortization of Deferred Organization Costs ......................         --                    8                5
                                                                          ------              -------           ------
   Total Expenses ...................................................        286                5,064              641
                                                                          ------              -------           ------
Net Investment Income ...............................................      1,589               37,964            5,152
                                                                          ------              -------           ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................          7               (5,113)            (321)
   Net Change in Unrealized Appreciation
    on Investments ..................................................        882               10,558            1,027
                                                                          ------              -------           ------
   Total Net Realized and Unrealized Gain (Loss)
    on Investments ..................................................        889                5,445              706
                                                                          ------              -------           ------
Net Increase in Net Assets from Operations ..........................     $2,478              $43,409           $5,858
                                                                          ======              =======           ======

                                                                            SHORT-TERM
                                                                           U.S. TREASURY       LIMITED-TERM             U.S.
                                                                            SECURITIES       FEDERAL MORTGAGE        GOVERNMENT
                                                                               FUND           SECURITIES FUND      SECURITIES FUND
                                                                           -------------     ----------------      ---------------
                                                                             06/01/96-           06/01/96-            06/01/96-
                                                                             05/31/97            05/31/97             05/31/97
                                                                           -------------     ----------------      ---------------
Interest Income .....................................................        $1,410               $6,871               $1,411
                                                                             ------               ------               ------
Expenses:
   Investment Advisory Fees .........................................           156                  691                  150
   Less: Investment Advisory Fees Waived ............................           (73)                (151)                 (59)
   Administrator Fees ...............................................            16                   71                   14
   Less: Administrator Fees Waived ..................................            --                   --                   --
   Transfer Agent Fees-- Trust Shares ...............................            16                   16                   16
   Transfer Agent Fees-- Investor Shares ............................            14                   13                   13
   Transfer Agent Fees-- Flex Shares ................................            14                   14                   15
   Transfer Agent Out of Pocket Fees ................................             2                    6                    1
   Printing Expenses ................................................             2                    6                    1
   Custody Fees .....................................................             1                    4                    1
   Professional Fees ................................................             1                    5                    1
   Trustee Fees .....................................................            --                    1                   --
   Registration Fees ................................................            17                   30                   19
   Distribution Fees-- Investor Shares ..............................             7                    6                   10
   Less: Distribution Fees Waived-- Investor Shares .................            (7)                  (6)                  (9)
   Distribution Fees-- Flex Shares ..................................            21                   16                   30
   Less: Distribution Fees Waived-- Flex Shares .....................           (20)                 (16)                 (15)
   Insurance and Other Fees .........................................             1                    3                    1
   Amortization of Deferred Organization Costs ......................             4                    2                    2
                                                                             ------               ------               ------
   Total Expenses ...................................................           172                  711                  191
                                                                             ------               ------               ------
Net Investment Income ...............................................         1,238                6,160                1,220
                                                                             ------               ------               ------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................           (25)                   1                  (17)
   Net Change in Unrealized Appreciation
    on Investments ..................................................            88                  303                  214
                                                                             ------               ------               ------
   Total Net Realized and Unrealized Gain (Loss)
    on Investments ..................................................            62                  304                  197
                                                                             ------               ------               ------
Net Increase in Net Assets from Operations ..........................        $1,301               $6,464               $1,417
                                                                             ======               ======               ======

                                                                                                                      TAX-EXEMPT
                                                                          PRIME QUALITY          U.S. GOVERNMENT         MONEY
                                                                          MONEY MARKET          SECURITIES MONEY        MARKET
                                                                              FUND                 MARKET FUND           FUND
                                                                          -------------         ---------------       ----------
                                                                            06/01/96-               06/01/96-          06/01/96-
                                                                            05/31/97                05/31/97           05/31/97
                                                                          -------------         ---------------       ----------
Interest Income .....................................................        $82,489                 $20,206           $15,230
                                                                             -------                 -------           -------
Expenses:
   Investment Advisory Fees .........................................          9,767                   2,455             2,361
   Less: Investment Advisory Fees Waived ............................         (2,181)                   (519)             (674)
   Administrator Fees ...............................................          1,009                     254               289
   Less: Administrator Fees Waived ..................................           (348)                    (41)               --
   Transfer Agent Fees-- Trust Shares ...............................             16                      16                16
   Transfer Agent Fees-- Investor Shares ............................             35                      23                18
   Transfer Agent Fees-- Flex Shares ................................             --                      --                --
   Transfer Agent Out of Pocket Fees ................................            107                      34                36
   Printing Expenses ................................................             95                      26                29
   Custody Fees .....................................................             69                      21                22
   Professional Fees ................................................             80                      21                23
   Trustee Fees .....................................................             21                       7                 7
   Registration Fees ................................................            162                      27                38
   Distribution Fees-- Investor Shares ..............................            551                     106               149
   Less: Distribution Fees Waived-- Investor Shares .................           (208)                    (40)              (59)
   Distribution Fees-- Flex Shares ..................................             --                      --                --
   Less: Distribution Fees Waived-- Flex Shares .....................             --                      --                --
   Insurance and Other Fees .........................................             25                       8                 9
   Amortization of Deferred Organization Costs ......................              8                       8                 8
                                                                             -------                 -------           -------
   Total Expenses ...................................................          9,208                   2,406             2,272
                                                                             -------                 -------           -------
Net Investment Income ...............................................         73,281                  17,800            12,958
                                                                             -------                 -------           -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ......................           (121)                    (51)               10
   Net Change in Unrealized Appreciation
    on Investments ..................................................             --                      --                --
                                                                             -------                 -------           -------
   Total Net Realized and Unrealized Gain (Loss)
    on Investments ..................................................           (121)                    (51)               10
                                                                             -------                 -------           -------
Net Increase in Net Assets from Operations ..........................        $73,160                 $17,749           $12,968
                                                                             =======                 =======           =======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



114 & 115

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1997

                                                       VALUE INCOME            MID-CAP EQUITY              SMALL CAP
                                                        STOCK FUND                  FUND                  EQUITY FUND
                                                     -------------------     -------------------          ----------
                                                     06/01/96- 06/01/95-     06/01/96- 06/01/95-          01/31/97*-
                                                     05/31/97  05/31/96      05/31/97  05/31/96            05/31/97
                                                     --------- ---------     --------- ---------          ----------
Operations:
  Net Investment Income (Loss) ..................  $  35,049   $ 33,101       $   513   $ 1,365             $    521
  Net Realized Gain on Investments ..............    243,189    196,134        33,978    29,513                1,757
  Net Realized Loss on Foreign Currency
    Transactions ................................         --         --            --        --                   --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    and Translation of Other Assets and
    Liabilities in Foreign Currency .............         --         --            --        --                   --
  Net Change in Unrealized Appreciation
    (Depreciation)on Investments ................     33,953     60,796         4,912    12,518                7,644
                                                  ---------- ----------      --------  --------             --------
    Increase in Net Assets from Operations ......    312,191    290,031        39,403    43,396                9,922
                                                  ---------- ----------      --------  --------             --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ................................    (30,805)   (29,124)         (962)   (1,285)                (205)
    Investor Shares .............................     (2,820)    (2,618)          (17)      (30)                  --
    Flex Shares .................................       (606)      (206)           --        (1)                  --
  Capital Gains:
    Trust Shares ................................   (166,191)   (92,363)      (24,244)  (13,072)                  --
    Investor Shares .............................    (18,030)    (9,853)       (1,770)     (922)                  --
    Flex Shares .................................     (5,570)    (1,106)         (676)     (167)                  --
                                                  ---------- ----------      --------  --------             --------
  Total Distributions ...........................   (224,022)  (135,270)      (27,669)  (15,477)                (205)
                                                  ---------- ----------      --------  --------             --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .................    380,339    371,542       113,386   133,402              126,046
    Reinvestment of Cash Distributions ..........    179,808    111,671        22,790    13,361                  137
    Cost of Shares Repurchased ..................   (392,524)  (369,739)     (113,291)  (44,487)              (4,851)
                                                  ---------- ----------      --------  --------             --------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions ..........................    167,623    113,474        22,885   102,276              121,332
                                                  ---------- ----------      --------  --------             --------
  Investor Shares:
    Proceeds from Shares Issued .................     31,242     31,177         5,664    10,027                   --
    Reinvestment of Cash Distributions ..........     20,626     12,291         1,783       948                   --
    Cost of Shares Repurchased ..................    (24,774)   (19,420)       (5,934)   (2,010)                  --
                                                  ---------- ----------      --------  --------             --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ..........................     27,094     24,048         1,513     8,965                   --
                                                  ---------- ----------      --------  --------             --------
  Flex Shares:
    Proceeds from Shares Issued .................     43,363     24,893         5,680     5,125                   --
    Reinvestment of Cash Distributions ..........      6,080      1,301           666       163                   --
    Cost of Shares Repurchased ..................     (6,096)    (1,416)       (1,648)     (450)                  --
                                                  ---------- ----------      --------  --------             --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .....................     43,347     24,778         4,698     4,838                   --
                                                  ---------- ----------      --------  --------             --------
    Increase (Decrease) in Net Assets From Share
      Transactions ..............................    238,064    162,300        29,096   116,079              121,332
                                                  ---------- ----------      --------  --------             --------
      Total Increase (Decrease) in Net Assets ...    326,233    317,061        40,830   143,998              131,049
                                                  ---------- ----------      --------  --------             --------
Net Assets:
  Beginning of Period ...........................  1,401,294  1,084,233       276,905   132,907                   --
                                                  ---------- ----------      --------  --------             --------
  End of Period ................................. $1,727,527 $1,401,294      $317,735  $276,905             $131,049
                                                  ========== ==========      ========  ========             ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...............................     29,343     29,898         9,011    10,952               12,290
    Shares Issued in Lieu of Cash Distributions .     14,654      9,282         1,853     1,144                   13
    Shares Redeemed .............................    (30,076)   (30,154)       (9,008)   (3,620)                (466)
                                                  ---------- ----------      --------  --------             --------
  Net Trust Share Transactions ..................     13,921      9,026         1,856     8,476               11,837
                                                  ---------- ----------      --------  --------             --------
  Investor Shares:
    Shares Issued ...............................      2,411      2,522           455       824                   --
    Shares Issued in Lieu of Cash Distributions .      1,683      1,023           145        82                   --
    Shares Redeemed .............................     (1,906)    (1,569)         (472)     (165)                  --
                                                  ---------- ----------      --------  --------             --------
  Net Investor Share Transactions ...............      2,188      1,976           128       741                   --
                                                  ---------- ----------      --------  --------             --------
  Flex Shares:
    Shares Issued ...............................      3,360      2,014           459       419                   --
    Shares Issued in Lieu of Cash Distributions          500        108            55        14                   --
    Shares Redeemed .............................       (470)      (113)         (134)      (37)                  --
                                                  ---------- ----------      --------  --------             --------
  Net Flex Share Transactions ...................      3,390      2,009           380       396                   --
                                                  ========== ==========      ========  ========             ========


                                                                                                 EMERGING         INTERNATIONAL
                                                                                                  MARKETS             EQUITY
                                                     CAPITAL GROWTH FUND     BALANCED FUND      EQUITY FUND         INDEX FUND
                                                    --------------------- -------------------  --------------  ------------------
                                                    06/01/96-   06/01/95- 06/01/96-  06/01/95-   01/31/97*-    06/01/96-  06/01/95-
                                                    05/31/97    05/31/96  05/31/97   05/31/96     05/31/97     05/31/97   05/31/96
                                                    ---------   --------- ---------  ---------   ----------    ---------  ---------
Operations:
  Net Investment Income (Loss) ..................     $  8,603  $   9,278  $ 3,521    $ 3,088      $   144       $   482    $  800
  Net Realized Gain on Investments ..............      221,554    224,050   11,411     11,091           80         4,148     1,134
  Net Realized Loss on Foreign Currency
    Transactions ................................           --         --       --         --          (18)          (50)       --
  Net Change in Unrealized Appreciation
    (Depreciation on Foreign Currency
    and Translation of Other Assets and
    Liabilities in Foreign Currency .............           --         --       --         --           --           (21)       (7)
  Net Change in Unrealized Appreciation
   (Depreciation)on Investments .................       43,851     63,301    5,223      1,891        2,108          (466)    6,362
                                                    ---------- ---------- --------   --------      -------       -------   -------
    Increase in Net Assets from Operations ......      274,008    296,629   20,155     16,070        2,314         4,093     8,289
                                                    ---------- ---------- --------   --------      -------       -------   -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ................................       (7,993)    (9,644)  (3,051)    (2,933)          --          (614)   (1,048)
    Investor Shares .............................         (338)      (570)    (139)      (115)          --           (35)      (59)
    Flex Shares .................................           --         (5)     (77)       (31)          --            --        (7)
  Capital Gains:
    Trust Shares ................................     (180,731)   (41,659)  (9,775)      (904)          --        (1,696)     (743)
    Investor Shares .............................      (35,976)    (7,343)    (505)       (44)          --          (154)      (43)
    Flex Shares .................................       (3,858)      (227)    (388)       (18)          --           (27)       (6)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Total Distributions ...........................     (228,896)   (59,448) (13,935)    (4,045)          --        (2,526)   (1,906)
                                                    ---------- ---------- --------   --------      -------       -------   -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .................      295,281    187,108   75,303     54,735       42,043        21,944    62,965
    Reinvestment of Cash Distributions ..........      178,092     48,431   12,606      3,784           --         1,958     1,417
    Cost of Shares Repurchased ..................     (406,707)  (439,271) (54,011)   (47,301)      (4,862)      (62,693)  (68,891)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ................................       66,666   (203,732)  33,898     11,218       37,181       (38,791)   (4,509)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Investor Shares:
    Proceeds from Shares Issued .................       22,778     21,971    1,430      1,315           --         2,579     3,017
    Reinvestment of Cash Distributions ..........       36,046      7,818      633        155           --           189       101
    Cost of Shares Repurchased ..................      (38,034)   (34,867)  (1,149)      (844)          --        (2,981)   (1,782)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ..........................       20,790     (5,078)     914        626           --          (213)    1,336
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Flex Shares:
    Proceeds from Shares Issued .................       23,389     10,505    3,065      3,359           --           334       992
    Reinvestment of Cash Distributions ..........        3,813        230      462         49           --            27        13
    Cost of Shares Repurchased ..................       (2,774)      (641)    (787)      (428)          --          (410)     (127)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .....................       24,428     10,094    2,740      2,980           --           (49)      878
                                                    ---------- ---------- --------   --------      -------       -------   -------
    Increase (Decrease) in Net Assets From Share
      Transactions ..............................      111,884   (198,716)  37,552     14,824       37,181       (39,053)   (2,295)
                                                    ---------- ---------- --------   --------      -------       -------   -------
      Total Increase (Decrease) in Net Assets ...      156,996     38,465   43,772     26,849       39,495       (37,486)    4,088
                                                    ---------- ---------- --------   --------      -------       -------   -------
Net Assets:
  Beginning of Period ...........................    1,183,545  1,145,080  119,665     92,816           --        97,494    93,406
                                                    ---------- ---------- --------   --------      -------       -------   -------
  End of Period .................................   $1,340,541 $1,183,545 $163,437   $119,665      $39,495       $60,008   $97,494
                                                    ========== ========== ========   ========      =======       =======   =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...............................       20,391     13,624    6,572      4,974        4,128         2,030     5,971
    Shares Issued in Lieu of Cash Distributions .       13,369      3,617    1,122        346            --          184       134
    Shares Redeemed .............................      (27,687)   (32,204)  (4,686)    (4,335)        (468)       (5,800)   (6,536)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Net Trust Share Transactions ..................        6,073    (14,963)   3,008        985        3,660        (3,586)     (431)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Investor Shares:
    Shares Issued ...............................        1,573      1,605      122        119           --           241       286
    Shares Issued in Lieu of Cash Distributions .        2,717        585       56         14           --            18        10
    Shares Redeemed .............................       (2,607)    (2,576)     (99)       (76)          --          (277)     (170)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Net Investor Share Transactions ...............        1,683       (386)      79         57           --           (18)      126
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Flex Shares:
    Shares Issued ...............................        1,620        768      265        305           --            31        95
    Shares Issued in Lieu of Cash Distributions            289         17       41          5           --             3         1
    Shares Redeemed .............................         (191)       (46)     (68)       (38)          --           (38)      (12)
                                                    ---------- ---------- --------   --------      -------       -------   -------
  Net Flex Share Transactions ...................        1,718        739      238        272           --            (4)       84
                                                    ========== ========== ========   ========      =======       =======   =======


                                                      INTERNATIONAL
                                                         EQUITY
                                                          FUND          SUNBELT EQUITY FUND
                                                   ------------------- ---------------------
                                                   06/01/96- 12/01/95*- 06/01/96-   06/01/95-
                                                   05/31/97   05/31/96  05/31/97    05/31/96
                                                   --------- ---------  ---------   ---------
Operations:
  Net Investment Income (Loss) ..................   $ 1,788     $  986  $ (2,928)  $   (1,275)
  Net Realized Gain on Investments ..............    31,885      4,059    24,062       39,898
  Net Realized Loss on Foreign Currency
    Transactions ................................      (949)      (265)       --           --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    and Translation of Other Assets and
    Liabilities in Foreign Currency .............        16        (10)       --           --
  Net Change in Unrealized Appreciation
    (Depreciation)on Investments ................    51,213     13,617   (18,818)      84,777
                                                   --------   --------  --------     --------
    Increase in Net Assets from Operations ......    83,953     18,387     2,316      123,400
                                                   --------   --------  --------     --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ................................      (638)        --        --           --
    Investor Shares .............................        --         --        --           --
    Flex Shares .................................        --         --        --           --
  Capital Gains:
    Trust Shares ................................    (9,573)        --   (29,932)      (5,188)
    Investor Shares .............................      (182)        --    (2,119)        (426)
    Flex Shares .................................       (75)        --      (360)         (20)
                                                   --------   --------  --------     --------
  Total Distributions ...........................   (10,468)        --   (32,411)      (5,634)
                                                   --------   --------  --------     --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .................   382,588    212,805   208,763      132,237
    Reinvestment of Cash Distributions ..........     9,386         --    27,551        4,956
    Cost of Shares Repurchased ..................  (187,406)   (17,640) (239,412)     (92,700)
                                                   --------   --------  --------     --------
  Increase (Decrease) in Net Assets From Trust
    Shares Transactions .........................   204,568    195,165    (3,098)      44,493
                                                   --------   --------  --------     --------
  Investor Shares:
    Proceeds from Shares Issued .................     7,794      3,467     6,043        5,187
    Reinvestment of Cash Distributions ..........       181         --     2,111          426
    Cost of Shares Repurchased ..................    (2,060)      (220)   (7,103)      (7,209)
                                                   --------   --------  --------     --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ..........................     5,915      3,247     1,051       (1,596)
                                                   --------   --------  --------     --------
  Flex Shares:
    Proceeds from Shares Issued .................     7,049        911     3,978        2,489
    Reinvestment of Cash Distributions ..........        74         --       354           20
    Cost of Shares Repurchased ..................      (424)        (3)   (1,172)        (123)
                                                   --------   --------  --------     --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .....................     6,699        908     3,160        2,386
                                                   --------   --------  --------     --------
    Increase (Decrease) in Net Assets From Share
      Transactions ..............................   217,182    199,320     1,113       45,283
                                                   --------   --------  --------     --------
      Total Increase (Decrease) in Net Assets ...   290,667    217,707   (28,982)     163,049
                                                   --------   --------  --------     --------
Net Assets:
  Beginning of Period ...........................   217,707         --   444,137      281,088
                                                   --------   --------  --------     --------
  End of Period .................................  $508,374   $217,707  $415,155     $444,137
                                                   ========   ========  ========     ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...............................    31,059     20,338    16,289       10,848
    Shares Issued in Lieu of Cash Distributions .       785         --     2,176          437
    Shares Redeemed .............................   (14,649)    (1,635)  (18,979)      (7,882)
                                                   --------   --------  --------     --------
  Net Trust Share Transactions ..................    17,195     18,703      (514)       3,403
                                                   --------   --------  --------     --------
  Investor Shares:
    Shares Issued ...............................       634        324       473          428
    Shares Issued in Lieu of Cash Distributions .        15         --       169           38
    Shares Redeemed .............................      (166)       (21)     (569)        (614)
                                                   --------   --------  --------     --------
  Net Investor Share Transactions ...............       483        303        73         (148)
                                                   --------   --------  --------     --------
  Flex Shares:
    Shares Issued ...............................       566         84       310          202
    Shares Issued in Lieu of Cash Distributions           6         --        29            2
    Shares Redeemed .............................       (34)        --       (95)         (10)
                                                   --------   --------  --------     --------
  Net Flex Share Transactions ...................       538         84       244          194
                                                   ========   ========  ========     ========

*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


116 & 117

================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1997

                                                                              FLORIDA                    TENNESSEE
                                             INVESTMENT GRADE TAX-          TAX-EXEMPT                  TAX-EXEMPT
                                               EXEMPT BOND FUND              BOND FUND                   BOND FUND
                                             --------------------      ---------------------       --------------------
                                             06/01/96-  06/01/95-      06/01/96-   06/01/95-       06/01/96-  06/01/95-
                                             05/31/97   05/31/96       05/31/97    05/31/96        05/31/97   05/31/96
                                             ---------  ---------      ---------   ---------       ---------  ---------
Operations:
  Net Investment Income ...................  $ 6,631    $ 5,851       $ 1,999     $ 1,235          $  227     $  185
  Net Realized Gain (Loss) on Investments .    2,924      5,634          (209)        220             (11)        13
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .........    2,169     (3,672)        1,157        (723)            153        (96)
                                            --------   --------       -------     -------          ------     ------
    Increase in Net Assets from Operations    11,724      7,813         2,947         732             369        102
                                            --------   --------       -------     -------          ------     ------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..........................   (5,248)    (4,292)       (1,748)       (996)            (74)       (80)
    Investor Shares .......................   (1,226)    (1,492)         (154)       (171)            (65)       (54)
    Flex Shares ...........................     (159)      (120)         (101)        (65)            (88)       (51)
  Capital Gains:
    Trust Shares ..........................   (2,384)    (3,335)         (126)       (111)             --         --
    Investor Shares .......................     (623)    (1,295)          (11)        (21)             --         --
    Flex Shares ...........................      (92)      (137)           (9)        (10)             --         --
                                            --------   --------       -------     -------          ------     ------
  Total Distributions .....................   (9,732)   (10,671)       (2,149)     (1,374)           (227)      (185)
                                            --------   --------       -------     -------          ------     ------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...........   45,948     87,347        27,976      30,124           1,241        414
    Reinvestment of Cash Distributions ....    3,196      4,062           314         228              33         36
    Cost of Shares Repurchased ............  (36,027)   (42,946)       (9,265)     (9,139)         (1,174)      (264)
                                            --------   --------       -------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions ..............   13,117     48,463        19,025      21,213             100        186
                                            --------   --------       -------     -------          ------     ------
  Investor Shares:
    Proceeds from Shares Issued ...........    2,163      4,535           923       1,865             450        668
    Reinvestment of Cash Distributions ....    1,619      2,347           128         127              51         35
    Cost of Shares Repurchased ............   (9,763)   (10,550)       (1,919)     (1,235)           (459)      (333)
                                            --------   --------       -------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions ...........   (5,981)    (3,668)         (868)        757              42        370
                                            --------   --------       -------     -------          ------     ------
  Flex Shares:
    Proceeds from Shares Issued ...........    1,973      6,823         1,182       2,844             836      2,235
    Reinvestment of Cash Distributions ....      222        222            80          50              53         36
    Cost of Shares Repurchased ............   (3,111)    (1,413)       (1,011)       (153)           (456)      (215)
                                            --------   --------       -------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ...............     (916)     5,632           251       2,741             433      2,056
                                            --------   --------       -------     -------          ------     ------
  Increase (Decrease) in Net Assets From
    Share Transactions ....................    6,220     50,427        18,408      24,711             575      2,612
                                            --------   --------       -------     -------          ------     ------
      Total Increase (Decrease) in Net Assets  8,212     47,569        19,206      24,069             717      2,529
                                            --------   --------       -------     -------          ------     ------
Net Assets:
  Beginning of Period .....................  167,470    119,901        37,507      13,438           5,363      2,834
                                            --------   --------       -------     -------          ------     ------
  End of Period ........................... $175,682   $167,470       $56,713     $37,507          $6,080     $5,363
                                            ========   ========       =======     =======          ======     ======
(1)Shares Issued and Redeemed:
   Trust Shares:
    Shares Issued .........................    4,112      7,736         2,728       2,945             130         43
    Shares Issued in Lieu of Cash Distributions  286        362            31          22               3          4
    Shares Redeemed .......................   (3,216)    (3,816)         (907)       (902)           (122)       (28)
                                            --------   --------       -------     -------          ------     ------
  Net Trust Share Transactions ............    1,182      4,282         1,852       2,065              11         19
                                            --------   --------       -------     -------          ------     ------
  Investor Shares:
    Shares Issued .........................      193        401            89         182              47         70
    Shares Issued in Lieu of Cash Distributions  144        208            13          12               5          4
    Shares Redeemed .......................     (869)      (934)         (188)       (120)            (48)       (35)
                                            --------   --------       -------     -------          ------     ------
  Net Investor Share Transactions .........     (532)      (325)          (86)         74               4         39
                                            --------   --------       -------     -------          ------     ------
  Flex Shares:
    Shares Issued .........................      176        603           115         277              88        233
    Shares Issued in Lieu of Cash Distributions   20         20             8           5               6          4
    Shares Redeemed .......................     (277)      (125)          (99)        (15)            (48)       (23)
                                            --------   --------       -------     -------          ------     ------
  Net Flex Share Transactions .............      (81)       498            24         267              46        214
                                            ========   ========       =======     =======          ======     ======


                                                        GEORGIA                                                 SHORT-TERM
                                                      TAX-EXEMPT      INVESTMENT GRADE    SHORT-TERM BOND      U.S. TREASURY
                                                       BOND FUND          BOND FUND            FUND           SECURITIES FUND
                                                 ------------------- ------------------- ------------------- -------------------
                                                 06/01/96- 06/01/95- 06/01/96- 06/01/95- 06/01/96- 06/01/95- 06/01/96- 06/01/95-
                                                 05/31/97  05/31/96  05/31/97  05/31/96  05/31/97  05/31/96  05/31/97  05/31/96
                                                 --------- --------- --------- --------- --------- --------- --------- ---------
Operations:
  Net Investment Income ...................     $ 1,589      $  971 $ 37,964  $ 35,694  $ 5,152   $  4,224  $ 1,238   $   915
  Net Realized Gain (Loss) on Investments .           7         330   (5,113)   19,716     (321)     1,358      (25)       95
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .........         882        (789)  10,558   (32,383)   1,027     (2,395)      88      (294)
                                                -------     ------- --------  --------  -------    -------  -------   -------
    Increase in Net Assets from Operations        2,478         512   43,409    23,027    5,858      3,187    1,301       716
                                                -------     ------- --------  --------  -------    -------  -------   -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..........................      (1,285)       (747) (35,713)  (33,703)  (4,983)    (4,065)    (934)     (551)
    Investor Shares .......................        (139)       (139)  (1,950)   (1,908)    (120)      (133)    (205)     (308)
    Flex Shares ...........................        (165)        (88)    (270)     (114)     (51)       (26)     (99)      (56)
  Capital Gains:
    Trust Shares ..........................        (153)        (26)      --        --     (311)      (124)      --        --
    Investor Shares .......................         (17)         (6)      --        --       (7)        (4)      --        --
    Flex Shares ...........................         (26)         (4)      --        --       (4)        (1)      --        --
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Total Distributions .....................      (1,785)     (1,010) (37,933)  (35,725)  (5,476)    (4,353)  (1,238)     (915)
                                                -------     ------- --------  --------  -------    -------  -------   -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...........      29,571      17,893  218,768   203,235   43,385     60,843   17,856     5,744
    Reinvestment of Cash Distributions ....         761         215   27,532    26,403    3,426      2,588      465       334
    Cost of Shares Repurchased ............     (14,098)     (7,944)(217,253) (161,583) (48,636)   (32,113)  (6,510)   (5,409)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions ..............      16,234      10,164   29,047    68,055   (1,825)    31,318   11,811       669
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Investor Shares:
    Proceeds from Shares Issued ...........         573         661    5,838     8,832      602        642      745       966
    Reinvestment of Cash Distributions ....         137         109    1,770     1,510      111         90      204       278
    Cost of Shares Repurchased ............        (677)       (596) (10,944)   (7,248)  (1,240)      (606)  (1,238)   (4,147)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ....................          33         174   (3,336)    3,094     (527)       126     (289)   (2,903)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Flex Shares:
    Proceeds from Shares Issued ...........       1,697       4,355    3,077     5,179      523      1,014      825     2,603
    Reinvestment of Cash Distributions ....         172          75      237        88       50         22       85        39
    Cost of Shares Repurchased ............      (1,499)       (150)  (2,217)     (508)    (469)       (53)  (2,259)     (188)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ...............         370       4,280    1,097     4,759      104        983   (1,349)    2,454
                                                -------     ------- --------  --------  -------    -------  -------   -------
    Increase (Decrease) in Net Assets From Share
      Transactions ........................      16,637      14,618   26,808    75,908   (2,248)    32,427   10,173       220
                                                -------     ------- --------  --------  -------    -------  -------   -------
      Total Increase (Decrease) in Net Assets    17,330      14,120   32,284    63,210   (1,866)    31,261   10,236        21
                                                -------     ------- --------  --------  -------    -------  -------   -------
Net Assets:
  Beginning of Period .....................      30,575      16,455  640,290   577,080   94,822     63,561   16,764    16,743
                                                -------     ------- --------  --------  -------    -------  -------   -------
  End of Period ...........................     $47,905     $30,575 $672,574  $640,290  $92,956    $94,822  $27,000   $16,764
                                                =======     ======= ========  ========  =======    =======  =======   =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .........................       3,062       1,832   21,475    19,682    4,380      6,066    1,806       579
    Shares Issued in Lieu of Cash Distributions      78          22    2,709     2,550      345        258       47        34
    Shares Redeemed .......................      (1,457)       (823) (21,378)  (15,629)  (4,902)    (3,190)    (659)     (547)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Net Trust Share Transactions ............       1,683       1,031    2,806     6,603     (177)     3,134    1,194        66
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Investor Shares:
    Shares Issued .........................          59          68      575       856       61         64       75        97
    Shares Issued in Lieu of Cash Distributions      14          11      174       146       11          9       21        28
    Shares Redeemed .......................         (70)        (61)  (1,076)     (701)    (125)       (60)    (125)     (418)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Net Investor Share Transactions .........           3          18     (327)      301      (53)        13      (29)     (293)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Flex Shares:
    Shares Issued .........................         175         448      303       499       52        101       84       262
    Shares Issued in Lieu of Cash Distributions      18           8       23         8        5          2        9         4
    Shares Redeemed .......................        (154)        (15)    (218)      (49)     (47)        (5)    (228)      (19)
                                                -------     ------- --------  --------  -------    -------  -------   -------
  Net Flex Share Transactions .............          39         441      108       458       10         98     (135)      247
                                                ========    ======= ========  ========  =======    =======  =======   =======


                                                      LIMITED-TERM
                                                     FEDERAL MORTGAGE    U. S. GOVERNMENT
                                                     SECURITIES FUND     SECURITIES FUND
                                                  -------------------- --------------------
                                                  06/01/96-  06/01/95- 06/01/96-  06/01/95-
                                                  05/31/97   05/31/96  05/31/97   05/31/96
                                                  ---------  --------- ---------  ---------
Operations:
  Net Investment Income ...................      $ 6,160    $ 3,181   $ 1,220    $  602
  Net Realized Gain (Loss) on Investments .            1        389       (17)      (24)
  Net Change in Unrealized Appreciation (Dep
    on Investments ........................          303     (1,359)      214      (557)
                                                --------    -------   -------   -------
    Increase in Net Assets from Operations         6,464      2,211     1,417        21
                                                --------    -------   -------   -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..........................       (5,933)    (3,012)     (916)     (453)
    Investor Shares .......................         (146)       (68)     (147)      (68)
    Flex Shares ...........................          (81)       (37)     (157)      (81)
  Capital Gains:
    Trust Shares ..........................         (159)        --        --       (18)
    Investor Shares .......................           (4)        --        --        (3)
    Flex Shares ...........................           (3)        --        --        (5)
                                                --------    -------   -------   -------
  Total Distributions .....................       (6,326)    (3,117)   (1,220)     (628)
                                                --------    -------   -------   -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...........       75,207     46,841    19,904     9,824
    Reinvestment of Cash Distributions ....        4,139      1,846       297       144
    Cost of Shares Repurchased ............      (28,939)   (16,287)  (11,131)   (2,556)
                                                --------    -------   -------   -------
  Increase (Decrease) in Net Assets From Tru
    Transactions ..........................       50,407     32,400     9,070     7,412
                                                --------    -------   -------   -------
  Investor Shares:
    Proceeds from Shares Issued ...........        1,381      2,404     1,272     2,290
    Reinvestment of Cash Distributions ....          141         51       140        50
    Cost of Shares Repurchased ............       (1,615)      (533)   (1,599)     (456)
                                                --------    -------   -------   -------
  Increase (Decrease) in Net Assets From
    Investor Share Transactions ...........          (93)     1,922      (187)    1,884
                                                --------    -------   -------   -------
  Flex Shares:
    Proceeds from Shares Issued ...........          500      1,538       764     3,019
    Reinvestment of Cash Distributions ....           72         27       130        59
    Cost of Shares Repurchased ............         (517)      (196)     (958)     (148)
                                                --------    -------   -------   -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ...............           55      1,369       (64)    2,930
                                                --------    -------   -------   -------
    Increase (Decrease) in Net Assets From
      Transactions ..................             50,369     35,691     8,819    12,226
                                                --------    -------   -------   -------
      Total Increase (Decrease) in
       Net Assets                                 50,507     34,785     9,016    11,619
                                                --------    -------   -------   -------
Net Assets:
  Beginning of Period .....................       77,231     42,446    15,499     3,880
                                                --------    -------   -------   -------
  End of Period ...........................     $127,738    $77,231   $24,515   $15,499
                                                ========    =======   =======   =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .........................        7,497      4,639     1,986       952
    Shares Issued in Lieu of Cash Distributions      413        182        30        14
    Shares Redeemed .......................       (2,886)    (1,610)   (1,110)     (249)
                                                --------    -------   -------   -------
  Net Trust Share Transactions ............        5,024      3,211       906       717
                                                --------    -------   -------   -------
  Investor Shares:
    Shares Issued .........................          138        238       127       225
    Shares Issued in Lieu of Cash Distributions       14          5        14         5
    Shares Redeemed .......................         (161)       (53)     (159)      (45)
                                                --------    -------   -------   -------
  Net Investor Share Transactions .........           (9)       190       (18)      185
                                                --------    -------   -------   -------
  Flex Shares:
    Shares Issued .........................           50        152        77       294
    Shares Issued in Lieu of Cash Distributions        7          2        13         6
    Shares Redeemed .......................          (51)       (19)      (95)      (15)
                                                --------    -------   -------   -------
  Net Flex Share Transactions .............            6        135        (5)      285
                                                ========    =======   =======   =======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



118 & 119

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1997

                                                                                   U.S. GOVERNMENT
                                                                PRIME QUALITY         SECURITIES            TAX-EXEMPT
                                                              MONEY MARKET FUND    MONEY MARKET FUND     MONEY MARKET FUND
                                                             -------------------- --------------------- -------------------
                                                             06/01/96-  06/01/95- 06/01/96-   06/01/95- 06/01/96- 06/01/95-
                                                             05/31/97   05/31/96  05/31/97    05/31/96  05/31/97  05/31/96
                                                             ---------  --------- ---------   --------- --------- ---------
Operations:
  Net Investment Income .................................. $   73,281  $   54,132  $ 17,800  $   20,311  $ 12,958  $ 12,217
  Net Realized Gain (Loss) on Investments ................       (121)        (82)      (51)         90        10         9
                                                           ----------  ----------  --------  ----------  --------  --------
      Increase in Net Assets from Operations .............     73,160      54,050    17,749      20,401    12,968    12,226
                                                           ----------  ----------  --------  ----------  --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .........................................    (60,224)    (44,689)  (14,924)    (17,516)  (10,054)   (9,342)
    Investor Shares ......................................    (13,057)     (9,442)   (2,876)     (2,795)   (2,904)   (2,872)
  Capital Gains:
    Trust Shares .........................................         --          --        --          --        --        --
    Investor Shares ......................................         --          --        --          --        --        --
                                                           ----------  ----------  --------  ----------  --------  --------
      Total Distributions ................................    (73,281)    (54,131)  (17,800)    (20,311)  (12,958)  (12,214)
                                                           ----------  ----------  --------  ----------  --------  --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..........................  2,786,281   2,131,623   705,839   1,156,411   980,872   719,678
    Reinvestment of Cash Distributions ...................      2,069       1,223       274          60        --         3
    Cost of Shares Redeemed .............................. (2,752,496) (1,881,171) (687,215) (1,265,169) (921,487) (661,491)
                                                           ----------  ----------  --------  ----------  --------  --------
  Increase (Decrease) in Net Assets From Trust
     Share Transactions                                        35,854     251,675    18,898    (108,698)   59,385    58,190
                                                           ----------  ----------  --------  ----------  --------  --------
  Investor Shares:
    Proceeds from Shares Issued ..........................    928,946   1,012,310   182,325     231,451   305,724   322,435
    Reinvestment of Cash Distributions ...................     10,375       8,255     2,379       2,414     2,569     2,480
    Cost of Shares Redeemed ..............................   (871,451)   (962,468) (180,124)   (221,906) (301,505) (317,341)
                                                           ----------  ----------  --------  ----------  --------  --------
  Increase in Net Assets From Investor Share Transactions      67,870      58,097     4,580      11,959     6,788     7,574
                                                           ----------  ----------  --------  ----------  --------  --------
    Increase in Net Assets From Share Transactions .......    103,724     309,772    23,478     (96,739)   66,173    65,764
                                                           ----------  ----------  --------  ----------  --------  --------
      Total Increase (Decrease) in Net Assets ............    103,603     309,691    23,427     (96,649)   66,183    65,776
                                                           ----------  ----------  --------  ----------  --------  --------
Net Assets:
  Beginning of Period ....................................  1,266,496     956,805   384,101     480,750   368,836   303,060
                                                           ----------  ----------  --------  ----------  --------  --------
  End of Period .......................................... $1,370,099  $1,266,496  $407,528  $  384,101  $435,019  $368,836
                                                           ----------  ----------  --------  ----------  --------  --------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ........................................  2,786,281  2,131,623    705,839   1,156,411   980,872   719,678
    Shares Issued in Lieu of Cash Distributions ..........      2,069      1,223        274          60        --         3
    Shares Redeemed ...................................... (2,752,496)(1,881,171)  (687,215) (1,265,169) (921,487) (661,491)
                                                           ----------  ----------  --------  ----------  --------  --------
      Net Trust Share Transactions .......................     35,854    251,675     18,898    (108,698)   59,385    58,190
                                                           ----------  ----------  --------  ----------  --------  --------
  Investor Shares:
    Shares Issued ........................................    928,946  1,012,310    182,325     231,451   305,724   322,435
    Shares Issued in Lieu of Cash Distributions ..........     10,375      8,255      2,379       2,414     2,569     2,480
    Shares Redeemed ......................................   (871,451)  (962,468)  (180,124)   (221,906) (301,505) (317,341)
                                                           ----------  ----------  --------  ----------  --------  --------
      Net Investor Share Transactions ....................     67,870     58,097      4,580      11,959     6,788     7,574
                                                           ----------  ----------  --------  ----------  --------  --------

  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      [This Page Left Intentionally Blank]

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                              NET REALIZED AND
                                                    NET       UNREALIZED GAINS
                             NET ASSET VALUE    INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           ------------------- -------------  ----------------   ---------------------  ----------------------
VALUE INCOME STOCK FUND
Trust Shares
           1997                    $13.15           $ 0.30           $ 2.32               $(0.30)             $ (1.76)
           1996                     11.59             0.35             2.71                (0.34)               (1.16)
           1995                     10.54             0.32             1.56                (0.32)               (0.51)
           1994                     10.23             0.29             0.70                (0.32)               (0.36)
           1993(1)                  10.00             0.11             0.16                (0.04)                  --
Investor Shares
           1997                    $13.13           $ 0.25           $ 2.32               $(0.26)             $ (1.76)
           1996                     11.58             0.30             2.71                (0.30)               (1.16)
           1995                     10.52             0.28             1.56                (0.27)               (0.51)
           1994                     10.23             0.26             0.67                (0.27)               (0.37)
           1993(2)                   9.73             0.09             0.44                (0.03)                  --
Flex Shares
           1997                    $13.08           $ 0.18           $ 2.29               $(0.18)             $ (1.76)
           1996(3)                  11.59             0.26             2.65                (0.26)               (1.16)
MID-CAP EQUITY FUND (B)
Trust Shares
           1997                    $12.76           $ 0.03           $ 1.69               $(0.05)             $ (1.22)
           1996                     11.00             0.08             2.63                (0.08)               (0.87)
           1995                      9.85             0.08             1.15                (0.08)                  --
           1994(4)                  10.00             0.02            (0.16)               (0.01)                  --
Investor Shares
           1997                    $12.74           $(0.03)          $ 1.69               $(0.01)             $ (1.22)
           1996                     10.99             0.03             2.62                (0.03)               (0.87)
           1995                      9.84             0.03             1.15                (0.03)                  --
           1994(5)                  10.00             0.01            (0.17)                  --                   --
Flex Shares
           1997                    $12.69           $(0.07)          $ 1.64               $   --              $ (1.22)
           1996(6)                  11.13               --             2.45                (0.02)               (0.87)
SMALL CAP EQUITY FUND
Trust Shares
           1997(7)                 $10.00           $ 0.05           $ 1.04               $(0.02)             $    --
CAPITAL GROWTH FUND
Trust Shares
           1997                    $14.90           $ 0.12           $ 3.13               $(0.12)             $ (2.94)
           1996                     12.18             0.12             3.32                (0.13)               (0.59)
           1995                     11.99             0.16             0.57                (0.14)               (0.40)
           1994                     11.95             0.16             0.31                (0.17)               (0.26)
           1993(8)                  10.36             0.12             1.57                (0.10)                  --
Investor Shares
           1997                    $14.89           $ 0.03           $ 3.10               $(0.02)             $ (2.94)
           1996                     12.17             0.03             3.32                (0.04)               (0.59)
           1995                     11.98             0.09             0.57                (0.07)               (0.40)
           1994                     11.93             0.09             0.31                (0.09)               (0.26)
           1993(9)                  10.00             0.06             1.93                (0.06)                  --
Flex Shares
           1997                    $14.84           $(0.01)          $ 3.07               $   --              $ (2.94)
           1996(3)                  12.20             0.02             3.26                (0.05)               (0.59)




                                                                                                            RATIO OF
                                                                                         RATIO OF          EXPENSES TO
                            NET ASSET              NET ASSETS      RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                            VALUE END    TOTAL       END OF       EXPENSES TO       INCOME (LOSS) TO    (EXCLUDING WAIVERS
                            OF PERIOD  RETURN (A) PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                            ---------  ---------- ------------  ------------------  ------------------  -------------------
VALUE INCOME STOCK FUND
Trust Shares
           1997               $13.71    22.18%   $1,488,062            0.91%              2.40%                0.91%
           1996                13.15    27.91%    1,244,399            0.92%              2.86%                0.92%
           1995                11.59    19.06%      991,977            0.95%              3.16%                0.95%
           1994                10.54     9.95%      573,082            0.88%              3.21%                0.97%
           1993(1)             10.23     9.05%*     137,761            0.80%*             4.32%*               0.96%*
Investor Shares
           1997               $13.68    21.69%   $  165,999            1.30%              2.01%                1.31%
           1996                13.13    27.39%      130,597            1.30%              2.47%                1.37%
           1995                11.58    18.71%       92,256            1.30%              2.80%                1.41%
           1994                10.52     9.27%       60,589            1.25%              2.80%                1.44%
           1993(2)             10.23    19.42%*      24,779            1.15%*             4.51%*               1.63%*
Flex Shares
           1997               $13.61    20.91%    $  73,466            2.00%              1.33%                2.03%
           1996(3)             13.08    26.52%*      26,298            2.00%*             1.72%*               2.15%*
MID-CAP EQUITY FUND (B)
Trust Shares
           1997               $13.21    14.23%   $  287,370            1.15%              0.23%                1.26%
           1996                12.76    25.54%      253,905            1.15%              0.70%                1.29%
           1995                11.00    12.56%      125,562            1.15%              0.88%                1.32%
           1994(4)              9.85    (1.39%)+     57,036            1.15%*             1.20%*               1.68%*
Investor Shares
           1997               $13.17    13.76%   $   20,245            1.60%             (0.21%)               1.85%
           1996                12.74    24.93%       17,971            1.60%              0.25%                1.96%
           1995                10.99    11.96%        7,345            1.60%              0.43%                2.27%
           1994(5)              9.84    (1.60%)+      3,004            1.60%*             0.74%*               4.60%*
Flex Shares
           1997               $13.04    13.06%   $   10,120            2.20%             (0.85%)               2.58%
           1996(6)             12.69    23.00%*       5,029            2.20%*            (0.37%)*              3.04%*
SMALL CAP EQUITY FUND
Trust Shares
           1997(7)            $11.07    10.97%+   $ 131,049            1.20%*             1.86%*               1.37%*
CAPITAL GROWTH FUND
Trust Shares
           1997               $15.09    24.66%   $1,085,128            1.15%              0.83%                1.25%
           1996                14.90    28.97%      981,498            1.15%              0.90%                1.27%
           1995                12.18     6.63%      984,205            1.15%              1.38%                1.28%
           1994                11.99     3.87%      891,870            1.15%              1.25%                1.29%
           1993(8)             11.95    17.90%*     507,692            1.15%*             1.43%*               1.28%*
Investor Shares
           1997               $15.06    23.74%   $  218,660            1.80%              0.19%                2.02%
           1996                14.89    28.18%      191,078            1.80%              0.24%                2.08%
           1995                12.17     5.93%      160,875            1.80%              0.73%                2.10%
           1994                11.98     3.26%      170,795            1.80%              0.64%                2.11%
           1993(9)             11.93    20.49%*     131,858            1.80%*             0.81%*               2.06%*
Flex Shares
           1997               $14.96    23.24%    $  36,753            2.27%             (0.29%)               2.43%
           1996(3)             14.84    27.48%*      10,969            2.27%*            (0.29%)*              2.68%*



                                     RATIO OF
                                  NET INVESTMENT
                                 INCOME (LOSS) TO
                                AVERAGE NET ASSETS   PORTFOLIO    AVERAGE
                                (EXCLUDING WAIVERS   TURNOVER   COMMISSION
                                AND REIMBURSEMENTS)    RATE        RATE**
                                -------------------  ---------  ----------
VALUE INCOME STOCK FUND
Trust Shares
           1997                      2.40%            105.03%   $0.0609
           1996                      2.86%            133.99%      n/a
           1995                      3.16%            125.71%      n/a
           1994                      3.12%            149.28%      n/a
           1993(1)                   4.16%*            34.71%      n/a
Investor Shares
           1997                      2.00%            105.03%   $0.0609
           1996                      2.40%            133.99%      n/a
           1995                      2.69%            125.71%      n/a
           1994                      2.61%            149.28%      n/a
           1993(2)                   4.04%*            34.71%      n/a
Flex Shares
           1997                      1.30%            105.03%   $0.0609
           1996(3)                   1.57%*           133.99%      n/a
MID-CAP EQUITY FUND (B)
Trust Shares
           1997                      0.12%            151.68%   $0.0587
           1996                      0.56%            115.62%      n/a
           1995                      0.71%             65.63%      n/a
           1994(4)                   0.67%*             7.99%      n/a
Investor Shares
           1997                     (0.46%)           151.68%   $0.0587
           1996                     (0.11%)           115.62%      n/a
           1995                     (0.24%)            65.63%      n/a
           1994(5)                  (2.26%)*            7.99%      n/a
Flex Shares
           1997                     (1.23%)           151.68%   $0.0587
           1996(6)                  (1.21%)*          115.62%      n/a
SMALL CAP EQUITY FUND
Trust Shares
           1997(7)                   1.69%*            27.46%   $0.0523
CAPITAL GROWTH FUND
Trust Shares
           1997                      0.73%            141.32%   $0.0620
           1996                      0.78%            156.46%      n/a
           1995                      1.25%            127.79%      n/a
           1994                      1.11%            123.87%      n/a
           1993(8)                   1.30%*            95.02%      n/a
Investor Shares
           1997                     (0.03%)           141.32%   $0.0620
           1996                     (0.04%)           156.46%      n/a
           1995                      0.43%            127.79%      n/a
           1994                      0.33%            123.87%      n/a
           1993(9)                   0.55%*            95.02%      n/a
Flex Shares
           1997                     (0.45%)           141.32%   $0.0620
           1996(3)                  (0.70%)*          156.46%      n/a

 *  Annualized.
** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 12, 1993.
(2) Commenced operations on February 17, 1993.
(3) Commenced operations on June 1, 1995.
(4) Commenced operations on February 2, 1994.
(5) Commenced operations on February 1, 1994.
(6) Commenced operations on June 5, 1995.
(7) Commenced operations on January 31, 1997
(8) Commenced operations on July 1, 1992.
(9) Commenced operations on June 9, 1992.
(A) Total return figures do not reflect applicable sales loads.
(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS



                                                                       122 & 123

================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                              NET REALIZED AND
                                                    NET       UNREALIZED GAINS
                             NET ASSET VALUE    INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           ------------------- -------------  ----------------   ---------------------  ----------------------
BALANCED FUND
Trust Shares
           1997                    $11.55           $ 0.33           $ 1.47              $ (0.32)              $(1.09)
           1996                     10.26             0.33             1.41                (0.34)               (0.11)
           1995                      9.76             0.33             0.49                (0.32)                  --
           1994(1)                  10.00             0.11            (0.29)               (0.06)                  --
Investor Shares
           1997                    $11.60           $ 0.29           $ 1.48              $ (0.29)              $(1.09)
           1996                     10.30             0.30             1.41                (0.30)               (0.11)
           1995                      9.79             0.28             0.51                (0.28)                  --
           1994(2)                  10.00             0.03            (0.24)                  --                   --
Flex Shares
           1997                    $11.53           $ 0.22           $ 1.45              $ (0.21)              $(1.09)
           1996(3)                  10.36             0.24             1.29                (0.25)               (0.11)
EMERGING MARKETS EQUITY FUND
Trust Shares
           1997(4)                 $10.00           $ 0.04           $ 0.75              $    --               $   --
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1997                    $10.96           $ 0.10           $ 0.69              $ (0.11)              $(0.30)
           1996                     10.24             0.10             0.84                (0.13)               (0.09)
           1995(5)                  10.00             0.08             0.19                (0.02)               (0.01)
Investor Shares
           1997                    $10.88           $ 0.03           $ 0.72              $ (0.07)              $(0.30)
           1996                     10.20             0.05             0.85                (0.13)               (0.09)
           1995(5)                  10.00             0.05             0.17                (0.01)               (0.01)
Flex Shares
           1997                    $10.87           $(0.05)          $ 0.72              $    --               $(0.30)
           1996(6)                  10.24               --             0.82                (0.10)               (0.09)
INTERNATIONAL EQUITY FUND
Trust Shares
           1997                    $11.40           $ 0.03           $ 2.57              $ (0.02)              $(0.35)
           1996(7)                  10.00             0.05             1.35                   --                   --
Investor Shares
           1997                    $11.38           $(0.01)          $ 2.56              $    --               $(0.35)
           1996(8)                  10.44             0.04             0.90                   --                   --
Flex Shares
           1997                    $11.37           $(0.04)          $ 2.49              $    --               $(0.35)
           1996(8)                  10.44             0.02             0.91                   --                   --
SUNBELT EQUITY FUND
Trust Shares
           1997                    $14.11           $(0.09)          $ 0.25              $    --               $(0.99)
           1996                     10.03            (0.04)            4.32                   --                (0.20)
           1995                      9.70            (0.01)            0.38                   --                (0.04)
           1994(1)                  10.00               --            (0.30)                  --                   --
Investor Shares
           1997                    $13.95           $(0.14)          $ 0.24              $    --               $(0.99)
           1996                      9.96            (0.11)            4.30                   --                (0.20)
           1995                      9.69            (0.05)            0.36                   --                (0.04)
           1994(2)                  10.00            (0.02)           (0.29)                  --                   --
Flex Shares
           1997                    $13.97           $(0.14)          $ 0.16              $    --               $(0.99)
           1996(9)                  10.20            (0.07)            4.04                   --                (0.20)




                                                                                                             RATIO OF
                                                                                          RATIO OF          EXPENSES TO
                             NET ASSET              NET ASSETS      RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                             VALUE END    TOTAL       END OF       EXPENSES TO       INCOME (LOSS) TO    (EXCLUDING WAIVERS
                             OF PERIOD  RETURN (A) PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                             ---------  ---------- ------------  ------------------  ------------------  -------------------
BALANCED FUND
Trust Shares
           1997                $11.94    16.66%    $ 151,358            0.95%              2.89%                1.08%
           1996                 11.55    17.26%      111,638            0.95%              3.00%                1.09%
           1995                 10.26     8.72%       89,051            0.95%              3.44%                1.11%
           1994(1)               9.76    (1.78%)+     90,579            0.95%*             2.76%*               1.25%*
Investor Shares
           1997                $11.99    16.27%    $   6,012            1.25%              2.58%                1.64%
           1996                 11.60    16.88%        4,896            1.25%              2.70%                1.89%
           1995                 10.30     8.29%        3,765            1.25%              3.17%                1.80%
           1994(2)               9.79    (2.10%)+      2,311            1.25%*             2.46%*               4.91%*
Flex Shares
           1997                $11.90    15.40%    $   6,067            2.01%              1.84%                2.45%
           1996(3)              11.53    15.58%*       3,131            2.00%*             1.85%*               2.97%*
EMERGING MARKETS EQUITY FUND
Trust Shares
           1997(4)             $10.79     7.90%+   $  39,495            1.55%*             1.37%*               2.04%*
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1997                $11.34     7.48%    $  53,516            1.05%              0.71%                1.15%
           1996                 10.96     9.29%       90,980            1.05%              0.84%                1.19%
           1995(5)              10.24     2.69%+      89,446            1.05%*             1.13%*               1.31%*
Investor Shares
           1997                $11.26     7.12%     $  5,592            1.45%              0.28%                1.88%
           1996                 10.88     8.90%        5,597            1.45%              0.48%                2.06%
           1995(5)              10.20     2.18%+       3,960            1.45%*             0.67%*               2.44%*
Flex Shares
           1997                $11.24     6.41%     $    900            2.10%             (0.39%)               3.69%
           1996(6)              10.87     8.32%+         917            2.10%*            (0.24%)*              4.14%*
INTERNATIONAL EQUITY FUND
Trust Shares
           1997                $13.63    23.29%     $489,325            1.46%              0.51%                1.51%
           1996(7)              11.40    14.00%+     213,306            1.46%*             1.36%*               1.65%*
Investor Shares
           1997                $13.58    22.85%     $ 10,674            1.81%              0.18%                2.05%
           1996(8)              11.38     9.00%+       3,448            1.81%*             1.73%*               3.14%*
Flex Shares
           1997                $13.47    21.98%    $   8,375            2.51%             (0.27%)               3.03%
           1996(8)              11.37     8.91%+         953            2.51%*             1.08%*               5.86%*
SUNBELT EQUITY FUND
Trust Shares
           1997                $13.28     1.48%    $ 381,371            1.15%             (0.65%)               1.26%
           1996                 14.11    43.19%      412,430            1.15%             (0.34%)               1.28%
           1995                 10.03     3.81%      258,908            1.15%             (0.12%)               1.30%
           1994(1)               9.70    (2.99%)+    128,280            1.15%*            (0.19%)*              1.58%*
Investor Shares
           1997                $13.06     1.05%    $  28,095            1.60%             (1.10%)               1.84%
           1996                 13.95    42.58%       29,002            1.60%             (0.79%)               1.93%
           1995                  9.96     3.20%       22,180            1.60%             (0.57%)               1.98%
           1994(2)               9.69    (3.10%)+     16,077            1.60%*            (0.63%)*              2.04%*
Flex Shares
           1997                $13.00     0.46%    $   5,689            2.20%             (1.72%)               2.69%
           1996(9)              13.97    39.86%*       2,705            2.20%*            (1.43%)*              3.62%*


                                   RATIO OF
                                NET INVESTMENT
                               INCOME (LOSS) TO
                              AVERAGE NET ASSETS   PORTFOLIO    AVERAGE
                              (EXCLUDING WAIVERS   TURNOVER   COMMISSION
                              AND REIMBURSEMENTS)    RATE        RATE**
                              -------------------  ---------  ----------
BALANCED FUND
Trust Shares
           1997                       2.76%          196.73%   $0.0608
           1996                       2.86%          154.63%     n/a
           1995                       3.28%          156.61%     n/a
           1994(1)                    2.46%*         105.65%     n/a
Investor Shares
           1997                       2.19%          196.73%   $0.0608
           1996                       2.06%          154.63%     n/a
           1995                       2.62%          156.61%     n/a
           1994(2)                   (1.20%)*        105.65%     n/a
Flex Shares
           1997                       1.40%          196.73%   $0.0608
           1996(3)                    0.88%*         154.63%     n/a
EMERGING MARKETS EQUITY FUND
Trust Shares
           1997(4)                    0.88%*          23.88%   $0.0019
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1997                       0.61%            1.82%   $0.0244
           1996                       0.70%           30.46%     n/a
           1995(5)                    0.87%*          10.37%     n/a
Investor Shares
           1997                      (0.15%)           1.82%   $0.0244
           1996                      (0.13%)          30.46%     n/a
           1995(5)                   (0.32%)*         10.37%     n/a
Flex Shares
           1997                      (1.98%)           1.82%   $0.0244
           1996(6)                   (2.28%)*         30.46%     n/a
INTERNATIONAL EQUITY FUND
Trust Shares
           1997                       0.46%          139.37%   $0.0313
           1996(7)                    1.17%*         113.34%     n/a
Investor Shares
           1997                      (0.06%)         139.37%   $0.0313
           1996(8)                    0.40%*         113.34%     n/a
Flex Shares
           1997                      (0.79%)         139.37%   $0.0313
           1996(8)                   (2.27%)*        113.34%     n/a
SUNBELT EQUITY FUND
Trust Shares
           1997                      (0.76%)          72.17%   $0.0674
           1996                      (0.47%)         106.27%     n/a
           1995                      (0.27%)          80.03%     n/a
           1994(1)                   (0.62%)*         21.42%     n/a
Investor Shares
           1997                      (1.34%)          72.17%   $0.0674
           1996                      (1.12%)         106.27%     n/a
           1995                      (0.95%)          80.03%     n/a
           1994(2)                   (1.07%)*         21.42%     n/a
Flex Shares
           1997                      (2.21%)          72.17%   $0.0674
           1996(9)                   (2.85%)*        106.27%     n/a


 *  Annualized.
** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
+   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on January 3, 1994.
(2) Commenced operations on January 4, 1994.
(3) Commenced operations on June 14, 1995.
(4) Commenced operations on January 31, 1997.
(5) Commenced operations on June 6, 1994.
(6) Commenced operations on June 8, 1995.
(7) Commenced operations on December 1, 1995.
(8) Commenced operations on January 2, 1996.
(9) Commenced operations on June 5, 1995.
(A) Total return figures do not reflect applicable sales loads.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

124 & 125

================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                              NET REALIZED AND
                                                    NET       UNREALIZED GAINS
                             NET ASSET VALUE    INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           ------------------- -------------  ----------------   ---------------------  ----------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1997                    $11.10           $ 0.44           $ 0.33               $(0.44)              $(0.21)
           1996                     11.28             0.45             0.19                (0.45)               (0.37)
           1995                     10.68             0.46             0.60                (0.46)                  --
           1994(1)                  11.37             0.22            (0.34)               (0.22)               (0.35)
Investor Shares
           1997                    $11.12           $ 0.40           $ 0.33               $(0.40)              $(0.21)
           1996                     11.30             0.41             0.19                (0.41)               (0.37)
           1995                     10.69             0.42             0.61                (0.42)                  --
           1994                     10.79             0.33             0.25                (0.33)               (0.35)
           1993(2)                  10.00             0.35             0.82                (0.35)               (0.03)
Flex Shares
           1997                    $11.11           $ 0.35           $ 0.33               $(0.35)              $(0.21)
           1996(3)                  11.30             0.37             0.18                (0.37)               (0.37)
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1997                    $10.06           $ 0.46           $ 0.25               $(0.46)              $(0.03)
           1996                     10.18             0.46            (0.07)               (0.46)               (0.05)
           1995                      9.75             0.44             0.43                (0.44)                  --
           1994(4)                  10.00             0.13            (0.25)               (0.13)                  --
Investor Shares
           1997                    $10.07           $ 0.44           $ 0.25               $(0.44)              $(0.03)
           1996                     10.18             0.44            (0.06)               (0.44)               (0.05)
           1995                      9.75             0.42             0.43                (0.42)                  --
           1994(5)                  10.00             0.13            (0.25)               (0.13)                  --
Flex Shares
           1997                    $10.08           $ 0.39           $ 0.25               $(0.39)              $(0.03)
           1996(3)                  10.19             0.39            (0.06)               (0.39)               (0.05)
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1997                    $ 9.40           $ 0.43           $ 0.23               $(0.43)              $   --
           1996                      9.50             0.43            (0.11)               (0.42)                  --
           1995                      9.22             0.44             0.28                (0.44)                  --
           1994(6)                  10.00             0.12            (0.77)               (0.13)                  --
Investor Shares
           1997                    $ 9.42           $ 0.41           $ 0.23               $(0.41)              $   --
           1996                      9.53             0.41            (0.10)               (0.42)                  --
           1995                      9.23             0.44             0.29                (0.43)                  --
           1994(7)                  10.00             0.13            (0.77)               (0.13)                  --
Flex Shares
           1997                    $ 9.41           $ 0.37           $ 0.23               $(0.37)              $   --
           1996(8)                   9.59             0.37            (0.18)               (0.37)                  --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1997                    $ 9.56           $ 0.42           $ 0.22               $(0.42)              $(0.05)
           1996                      9.63             0.43            (0.05)               (0.43)               (0.02)
           1995                      9.42             0.42             0.21                (0.42)                  --
           1994(5)                  10.00             0.14            (0.58)               (0.14)                  --
Investor Shares
           1997                    $ 9.58           $ 0.40           $ 0.21               $(0.40)              $(0.05)
           1996                      9.65             0.41            (0.05)               (0.41)               (0.02)
           1995                      9.44             0.40             0.21                (0.40)                  --
           1994(7)                  10.00             0.13            (0.56)               (0.13)                  --
Flex Shares
           1997                    $ 9.56           $ 0.35           $ 0.22               $(0.35)              $(0.05)
           1996(9)                   9.72             0.36            (0.14)               (0.36)               (0.02)





                                                                                                             RATIO OF
                                                                                          RATIO OF          EXPENSES TO
                             NET ASSET              NET ASSETS      RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                             VALUE END    TOTAL       END OF       EXPENSES TO           INCOME TO       (EXCLUDING WAIVERS
                             OF PERIOD  RETURN (A) PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                             ---------  ---------- ------------  ------------------  ------------------  -------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1997                $11.22    7.13%      $139,144          0.75%               3.96%                 0.86%
           1996                 11.10    5.82%       124,507          0.75%               4.01%                 0.89%
           1995                 11.28   10.21%        78,208          0.75%               4.34%                 0.91%
           1994(1)              10.68   (1.10%)+      44,595          0.75%*              3.46%*                0.95%*
Investor Shares
           1997                $11.24    6.69%      $ 31,857          1.15%               3.56%                 1.38%
           1996                 11.12    5.40%        37,427          1.15%               3.61%                 1.42%
           1995                 11.30    9.91%        41,693          1.15%               3.88%                 1.43%
           1994                 10.69    5.37%        46,182          1.14%               2.96%                 1.51%
           1993(2)              10.79   11.88%*       15,844          1.12%*              3.61%*                1.83%*
Flex Shares
           1997                $11.23    6.19%       $ 4,681          1.63%               3.08%                 2.15%
           1996(3)              11.11    4.91%*        5,536          1.63%*              3.12%*                2.25%*
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1997                $10.28    7.22%      $ 50,487          0.65%               4.48%                 0.80%
           1996                 10.06    3.87%        30,790          0.65%               4.49%                 0.88%
           1995                 10.18    9.26%        10,118          0.65%               4.63%                 1.13%
           1994(4)               9.75   (1.19%)+       3,192          0.65%*              3.86%*                1.12%*
Investor Shares
           1997                $10.29    7.00%       $ 3,226          0.85%               4.28%                 1.31%
           1996                 10.07    3.76%         4,025          0.85%               4.28%                 1.36%
           1995                 10.18    9.04%         3,320          0.85%               4.36%                 1.50%
           1994(5)               9.75   (1.22%)+       2,280          0.85%*              3.67%*                3.20%*
Flex Shares
           1997                $10.30    6.48%       $ 3,000          1.35%               3.78%                 2.28%
           1996(3)              10.08    3.27%*        2,692          1.35%*              3.79%*                2.54%*
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1997                $ 9.63    7.16%       $ 1,973          0.65%               4.51%                 1.72%
           1996                  9.40    3.43%         1,823          0.65%               4.49%                 1.68%
           1995                  9.50    8.17%         1,664          0.65%               4.90%                 2.65%
           1994(6)               9.22   (6.52%)+         594          0.65%*              4.24%*                1.43%*
Investor Shares
           1997                $ 9.65    6.93%       $ 1,602          0.85%               4.31%                 1.76%
           1996                  9.42    3.28%         1,523          0.85%               4.29%                 2.08%
           1995                  9.53    8.24%         1,170          0.85%               4.70%                 2.10%
           1994(7)               9.23   (6.39%)+       1,127          0.85%*              3.74%*                6.60%*
Flex Shares
           1997                $ 9.64    6.42%       $ 2,505          1.35%               3.81%                 2.34%
           1996(8)               9.41    1.98%*        2,017          1.34%*              3.80%*                2.74%*
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1997                $ 9.73    6.79%      $ 39,732          0.65%               4.31%                 0.81%
           1996                  9.56    3.89%        22,950          0.65%               4.36%                 0.89%
           1995                  9.63    6.94%        13,187          0.65%               4.56%                 0.98%
           1994(5)               9.42   (4.43%)+       4,338          0.65%*              4.12%*                1.06%*
Investor Shares
           1997                $ 9.74    6.47%       $ 3,511          0.85%               4.10%                 1.33%
           1996                  9.58    3.69%         3,418          0.85%               4.17%                 1.41%
           1995                  9.65    6.70%         3,268          0.85%               4.31%                 1.43%
           1994(7)               9.44   (4.29%)+       3,300          0.85%*              3.93%*                2.36%*
Flex Shares
           1997                $ 9.73    6.06%       $ 4,662          1.35%               3.60%                 2.07%
           1996(9)               9.56    2.25%*        4,207          1.35%*              3.66%*                2.35%*




                                   RATIO OF
                                NET INVESTMENT
                               INCOME (LOSS) TO
                              AVERAGE NET ASSETS      PORTFOLIO
                              (EXCLUDING WAIVERS      TURNOVER
                              AND REIMBURSEMENTS)       RATE
                              -------------------     ---------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1997                       3.85%            489.02%
           1996                       3.87%            513.90%
           1995                       4.18%            591.91%
           1994(1)                    3.26%*           432.46%
Investor Shares
           1997                       3.33%            489.02%
           1996                       3.34%            513.90%
           1995                       3.60%            591.91%
           1994                       2.59%            432.46%
           1993(2)                    2.90%*           344.87%
Flex Shares
           1997                       2.56%            489.02%
           1996(3)                    2.50%*           513.90%
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1997                       4.33%            134.62%
           1996                       4.26%             62.68%
           1995                       4.15%            105.01%
           1994(4)                    3.39%*            53.24%
Investor Shares
           1997                       3.82%            134.62%
           1996                       3.77%             62.68%
           1995                       3.71%            105.01%
           1994(5)                    1.32%*            53.24%
Flex Shares
           1997                       2.85%            134.62%
           1996(3)                    2.60%*            62.68%
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1997                       3.44%             16.09%
           1996                       3.46%             41.00%
           1995                       2.90%             27.73%
           1994(6)                    3.46%*            13.05%
Investor Shares
           1997                       3.40%             16.09%
           1996                       3.06%             41.00%
           1995                       3.45%             27.73%
           1994(7)                   (2.01%)*           13.05%
Flex Shares
           1997                       2.82%             16.09%
           1996(8)                    2.40%*            41.00%
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1997                       4.15%             14.81%
           1996                       4.12%             60.02%
           1995                       4.23%             24.50%
           1994(5)                    3.71%*            25.90%
Investor Shares
           1997                       3.62%             14.81%
           1996                       3.61%             60.02%
           1995                       3.73%             24.50%
           1994(7)                    2.42%*            25.90%
Flex Shares
           1997                       2.88%             14.81%
           1996(9)                    2.66%*            60.02%

 *  Annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 21, 1993
(2) Commenced operations on June 9, 1992.
(3) Commenced operations on June 1, 1995.
(4) Commenced operations on January 25, 1994.
(5) Commenced operations on January 18, 1994.
(6) Commenced operations on January 27, 1994.
(7) Commenced operations on January 19, 1994.
(8) Commenced operations on June 5, 1995.
(9) Commenced operations on June 6, 1995.
(A) Total return figures do not reflect applicable sales loads.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

126 & 127

===============================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                              NET REALIZED AND
                                                    NET       UNREALIZED GAINS
                             NET ASSET VALUE    INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           ------------------- -------------  ----------------   ---------------------  ----------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           1997                    $10.07           $ 0.60           $ 0.09               $(0.60)              $   --
           1996                     10.26             0.60            (0.19)               (0.60)                  --
           1995                      9.89             0.61             0.37                (0.61)                  --
           1994                     10.45             0.50            (0.36)               (0.50)               (0.20)
           1993(1)                  10.09             0.45             0.36                (0.45)                  --
Investor Shares
           1997                    $10.06           $ 0.56           $ 0.10               $(0.56)              $   --
           1996                     10.26             0.56            (0.20)               (0.56)                  --
           1995                      9.89             0.57             0.38                (0.58)                  --
           1994                     10.44             0.46            (0.35)               (0.46)               (0.20)
           1993(2)                  10.00             0.44             0.44                (0.44)                  --
Flex Shares
           1997                    $10.07           $ 0.51           $ 0.10               $(0.51)              $   --
           1996(3)                  10.33             0.52            (0.26)               (0.52)                  --
SHORT-TERM BOND FUND
Trust Shares
           1997                    $ 9.86           $ 0.53           $ 0.07               $(0.53)              $(0.03)
           1996                      9.98             0.54            (0.10)               (0.54)               (0.02)
           1995                      9.79             0.53             0.19                (0.53)                  --
           1994                     10.01             0.42            (0.21)               (0.42)               (0.01)
           1993(4)                  10.00             0.08             0.01                (0.08)                  --
Investor Shares
           1997                    $ 9.88           $ 0.51           $ 0.06               $(0.51)              $(0.03)
           1996                     10.01             0.52            (0.10)               (0.53)               (0.02)
           1995                      9.81             0.51             0.19                (0.50)                  --
           1994                     10.03             0.40            (0.21)               (0.40)               (0.01)
           1993(5)                  10.06             0.06            (0.03)               (0.06)                  --
Flex Shares
           1997                    $ 9.88           $ 0.48           $ 0.06               $(0.48)              $(0.03)
           1996(6)                  10.02             0.47            (0.12)               (0.47)               (0.02)
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1997                    $ 9.84           $ 0.51           $ 0.04               $(0.51)              $   --
           1996                      9.93             0.55            (0.09)               (0.55)                  --
           1995                      9.82             0.47             0.11                (0.47)                  --
           1994                      9.98             0.33            (0.11)               (0.33)               (0.05)
           1993(4)                  10.00             0.07            (0.02)               (0.07)                  --
Investor Shares
           1997                    $ 9.84           $ 0.50           $ 0.04               $(0.50)              $   --
           1996                      9.94             0.54            (0.10)               (0.54)                  --
           1995                      9.83             0.46             0.11                (0.46)                  --
           1994                      9.99             0.32            (0.12)               (0.31)               (0.05)
           1993(7)                  10.01             0.06            (0.02)               (0.06)                  --
Flex Shares
           1997                    $ 9.82           $ 0.47           $ 0.03               $(0.47)              $   --
           1996(8)                   9.96             0.48            (0.14)               (0.48)                  --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1997                    $ 9.99           $ 0.58           $ 0.04               $(0.58)              $(0.01)
           1996                     10.11             0.62            (0.14)               (0.60)                  --
           1995(9)                  10.00             0.58             0.13                (0.60)                  --
Investor Shares
           1997                    $ 9.97           $ 0.56           $ 0.04               $(0.56)              $(0.01)
           1996                     10.11             0.60            (0.14)               (0.60)                  --
           1995(10)                  9.98             0.58             0.13                (0.58)                  --
Flex Shares
           1997                    $ 9.99           $ 0.52           $ 0.04               $(0.52)              $(0.01)
           1996(3)                  10.14             0.55            (0.15)               (0.55)                  --





                                                                                                             RATIO OF
                                                                                       RATIO OF            EXPENSES TO
                            NET ASSET              NET ASSETS      RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                            VALUE END    TOTAL       END OF       EXPENSES TO           INCOME TO       (EXCLUDING WAIVERS
                            OF PERIOD  RETURN (A) PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                            ---------  ---------- ------------  ------------------  ------------------  -------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           1997               $10.16    6.99%      $633,646         0.75%               5.89%                 0.85%
           1996                10.07    4.02%       599,514         0.75%               5.81%                 0.87%
           1995                10.26   10.39%       543,308         0.75%               6.22%                 0.88%
           1994                 9.89    1.17%       460,538         0.75%               4.77%                 0.88%
           1993(1)             10.45    9.34%*      336,132         0.74%*              5.14%*                0.87%*
Investor Shares
           1997               $10.16    6.66%      $ 33,165         1.15%               5.48%                 1.41%
           1996                10.06    3.50%        36,155         1.15%               5.40%                 1.44%
           1995                10.26   10.04%        33,772         1.15%               5.79%                 1.49%
           1994                 9.89    0.86%        35,775         1.14%               4.39%                 1.41%
           1993(2)             10.44    9.21%*       24,375         1.14%*              4.75%*                1.46%*
Flex Shares
           1997               $10.17    6.16%      $  5,763         1.64%               5.00%                 2.20%
           1996(3)             10.07    2.50%*        4,621         1.64%*              4.84%*                2.49%*
SHORT-TERM BOND FUND
Trust Shares
           1997               $ 9.90    6.30%      $ 89,701         0.65%               5.37%                 0.78%
           1996                 9.86    4.45%        91,156         0.65%               5.39%                 0.81%
           1995                 9.98    7.60%        60,952         0.65%               5.49%                 0.85%
           1994                 9.79    2.02%        34,772         0.65%               4.15%                 0.85%
           1993(4)             10.01    4.45%*       25,334         0.64%*              3.88%*                1.11%*
Investor Shares
           1997               $ 9.91    5.97%      $  2,182         0.85%               5.16%                 1.58%
           1996                 9.88    4.23%         2,700         0.85%               5.20%                 1.72%
           1995                10.01    7.44%         2,609         0.85%               5.24%                 1.56%
           1994                 9.81    1.81%         2,381         0.85%               3.94%                 2.52%
           1993(5)             10.03    1.65%*          716         0.85%*              3.85%*                7.22%*
Flex Shares
           1997               $ 9.91    5.62%      $  1,073         1.20%               4.82%                 3.02%
           1996(6)              9.88    3.73%*          966         1.20%*              4.77%*                4.06%*
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1997               $ 9.88    5.76%      $ 21,988         0.65%               5.23%                 0.92%
           1996                 9.84    4.73%        10,149         0.65%               5.56%                 1.00%
           1995                 9.93    6.11%         9,599         0.65%               4.91%                 1.08%
           1994                 9.82    2.17%        12,723         0.65%               3.23%                 0.81%
           1993(4)              9.98    2.22%*       30,336         0.63%*              3.34%*                1.04%*
Investor Shares
           1997               $ 9.88    5.59%      $  3,921         0.80%               5.05%                 1.35%
           1996                 9.84    4.52%         4,192         0.80%               5.43%                 1.32%
           1995                 9.94    6.03%         7,144         0.80%               4.74%                 1.33%
           1994                 9.83    2.01%         4,841         0.78%               3.11%                 1.41%
           1993(7)              9.99    1.84%*        2,423         0.80%*              3.16%*                3.42%*
Flex Shares
           1997               $ 9.85    5.19%      $  1,091         1.05%               4.75%                 2.51%
           1996(8)              9.82    3.72%*        2,423         1.05%*              5.03%*                2.97%*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1997               $10.02    6.43%      $123,903         0.65%               5.81%                 0.78%
           1996                 9.99    4.84%        73,370         0.65%               6.04%                 0.84%
           1995(9)             10.11    7.50%+       41,823         0.65%*              6.43%*                0.93%*
Investor Shares
           1997               $10.00    6.17%      $  2,426         0.90%               5.55%                 1.48%
           1996                 9.97    4.59%         2,512         0.90%               5.75%                 2.25%
           1995(10)            10.11    7.45%+          623         0.90%*              6.27%*                7.74%*
Flex Shares
           1997               $10.02    5.80%      $  1,409         1.25%               5.20%                 2.66%
           1996(3)              9.99    4.10%*        1,349         1.25%*              5.38%*                3.59%*

                                NET INVESTMENT
                              INCOME (LOSS) TO
                             AVERAGE NET ASSETS   PORTFOLIO
                             (EXCLUDING WAIVERS   TURNOVER
                             AND REIMBURSEMENTS)    RATE
                             -------------------  ---------
INVESTMENT GRADE BOND FUND
Trust Shares
           1997                   5.79%            297.82%
           1996                   5.69%            184.33%
           1995                   6.09%            237.66%
           1994                   4.64%            259.19%
           1993(1)                5.01%*           299.32%
Investor Shares
           1997                   5.22%            297.82%
           1996                   5.11%            184.33%
           1995                   5.45%            237.66%
           1994                   4.12%            259.19%
           1993(2)                4.43%*           299.32%
Flex Shares
           1997                   4.44%            297.82%
           1996(3)                3.99%*           184.33%
SHORT-TERM BOND FUND
Trust Shares
           1997                   5.24%            117.83%
           1996                   5.23%            162.62%
           1995                   5.29%            200.49%
           1994                   3.95%             74.85%
           1993(4)                3.41%*            63.89%
Investor Shares
           1997                   4.43%            117.83%
           1996                   4.33%            162.62%
           1995                   4.53%            200.49%
           1994                   2.27%             74.85%
           1993(5)               (2.52%)*           63.89%
Flex Shares
           1997                   3.00%            117.83%
           1996(6)                1.91%*           162.62%
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1997                   4.96%             92.89%
           1996                   5.21%             94.00%
           1995                   4.48%             87.98%
           1994                   3.07%            116.57%
           1993(4)                2.93%*            36.44%
Investor Shares
           1997                   4.50%             92.89%
           1996                   4.91%             94.00%
           1995                   4.21%             87.98%
           1994                   2.48%            116.57%
           1993(7)                0.54%*            36.44%
Flex Shares
           1997                   3.29%             92.89%
           1996(8)                3.11%*            94.00%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1997                   5.68%            133.45%
           1996                   5.85%             83.01%
           1995(9)                6.15%*            67.63%
Investor Shares
           1997                   4.97%            133.45%
           1996                   4.40%             83.01%
           1995(10)              (0.57%)*           67.63%
Flex Shares
           1997                   3.79%            133.45%
           1996(3)                3.04%*            83.01%

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on July 16, 1992.
(2)  Commenced operations on June 11, 1992.
(3)  Commenced operations on June 7, 1995.
(4)  Commenced operations on March 15, 1993.
(5)  Commenced operations on March 22, 1993.
(6)  Commenced operations on June 20, 1995.
(7)  Commenced operations on March 18, 1993.
(8)  Commenced operations on June 22, 1995.
(9) Commenced operations on June 7, 1994.
(10) Commenced operations on July 17, 1994.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

128 & 129

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                              NET REALIZED AND
                                                    NET       UNREALIZED GAINS
                             NET ASSET VALUE    INVESTMENT        (LOSSES)        DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD    INCOME       ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           ------------------- -------------  ----------------   ---------------------  ----------------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1997                    $ 9.91           $ 0.62           $ 0.11               $(0.62)           $   --
           1996                     10.27             0.62            (0.33)               (0.62)            (0.03)
           1995(1)                   9.98             0.53             0.29                (0.53)               --
Investor Shares
           1997                    $ 9.90           $ 0.58           $ 0.12               $(0.58)           $   --
           1996                     10.26             0.59            (0.33)               (0.59)            (0.03)
           1995(2)                  10.00             0.56             0.26                (0.56)               --
Flex Shares
           1997                    $ 9.91           $ 0.53           $ 0.11               $(0.53)           $   --
           1996(3)                  10.31             0.52            (0.37)               (0.52)            (0.03)
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1997                    $ 1.00           $ 0.05           $  --                $(0.05)           $   --
           1996                      1.00             0.05              --                 (0.05)               --
           1995                      1.00             0.05              --                 (0.05)               --
           1994                      1.00             0.03              --                 (0.03)               --
           1993(4)                   1.00             0.03              --                 (0.03)               --
Investor Shares
           1997                    $ 1.00           $ 0.05           $  --                $(0.05)           $   --
           1996                      1.00             0.05              --                 (0.05)               --
           1995                      1.00             0.05              --                 (0.05)               --
           1994                      1.00             0.03              --                 (0.03)               --
           1993(4)                   1.00             0.03              --                 (0.03)               --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1997                    $ 1.00           $ 0.05           $  --                $(0.05)           $   --
           1996                      1.00             0.05              --                 (0.05)               --
           1995                      1.00             0.05              --                 (0.05)               --
           1994                      1.00             0.03              --                 (0.03)               --
           1993(4)                   1.00             0.03              --                 (0.03)               --
Investor Shares
           1997                    $ 1.00           $ 0.05           $  --                $(0.05)           $   --
           1996                      1.00             0.05              --                 (0.05)               --
           1995                      1.00             0.04              --                 (0.04)               --
           1994                      1.00             0.03              --                 (0.03)               --
           1993(4)                   1.00             0.03              --                 (0.03)               --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1997                    $ 1.00           $ 0.03           $  --                $(0.03)           $   --
           1996                      1.00             0.03              --                 (0.03)               --
           1995                      1.00             0.03              --                 (0.03)               --
           1994                      1.00             0.02              --                 (0.02)               --
           1993(4)                   1.00             0.02              --                 (0.02)               --
Investor Shares
           1997                    $ 1.00           $ 0.03           $  --                $(0.03)           $   --
           1996                      1.00             0.03              --                 (0.03)               --
           1995                      1.00             0.03              --                 (0.03)               --
           1994                      1.00             0.02              --                 (0.02)               --
           1993(4)                   1.00             0.02              --                 (0.02)               --




                                                                                                              RATIO OF
                                                                                        RATIO OF            EXPENSES TO
                             NET ASSET              NET ASSETS      RATIO OF          NET INVESTMENT     AVERAGE NET ASSETS
                             VALUE END    TOTAL       END OF       EXPENSES TO           INCOME TO       (EXCLUDING WAIVERS
                             OF PERIOD  RETURN (A) PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                             ---------  ---------- ------------  ------------------  ------------------  -------------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1997                $10.02    7.54%       $ 19,471        0.75%                  6.19%               1.02%
           1996                  9.91    2.77%         10,277        0.75%                  6.05%               1.25%
           1995(1)              10.27    8.64%+         3,291        0.75%*                 6.67%*              3.33%*
Investor Shares
           1997                $10.02    7.21%      $   2,243        1.15%                  5.76%               1.79%
           1996                  9.90    2.47%          2,396        1.15%                  5.68%               2.50%
           1995(2)              10.26    8.61%+           589        1.15%*                 6.08%*              6.84%*
Flex Shares
           1997                $10.02    6.57%      $   2,801        1.66%                  5.26%               2.42%
           1996(3)               9.91    1.42%*         2,826        1.66%*                 5.18%*              2.86%*
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1997                $ 1.00    5.01%     $1,086,555        0.58%                  4.90%               0.76%
           1996                  1.00    5.25%      1,050,800        0.58%                  5.11%               0.78%
           1995                  1.00    4.79%        799,189        0.58%                  4.77%               0.79%
           1994                  1.00    2.88%        583,399        0.58%                  2.86%               0.79%
           1993(4)               1.00    2.92%*       410,991        0.58%*                 2.85%*              0.78%*
Investor Shares
           1997                $ 1.00    4.84%     $  283,544        0.75%                  4.74%               0.97%
           1996                  1.00    5.08%        215,696        0.75%                  4.94%               1.00%
           1995                  1.00    4.62%        157,616        0.75%                  4.55%               1.01%
           1994                  1.00    2.71%        129,415        0.75%                  2.67%               0.99%
           1993(4)               1.00    2.75%*        61,578        0.75%*                 2.68%*              1.02%*
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1997                $ 1.00    4.83%     $  344,350        0.61%                  4.73%               0.76%
           1996                  1.00    5.14%        325,493        0.61%                  5.02%               0.78%
           1995                  1.00    4.67%        434,111        0.61%                  4.64%               0.80%
           1994                  1.00    2.77%        309,228        0.61%                  2.69%               0.77%
           1993(4)               1.00    2.79%*       453,567        0.61%*                 2.71%*              0.78%*
Investor Shares
           1997                $ 1.00    4.69%     $   63,178        0.75%                  4.59%               0.96%
           1996                  1.00    4.99%         58,608        0.75%                  4.88%               0.99%
           1995                  1.00    4.51%         46,639        0.75%                  4.51%               1.02%
           1994                  1.00    2.63%         32,395        0.75%                  2.54%               0.97%
           1993(4)               1.00    2.65%*        16,688        0.75%*                 2.57%*              1.11%*
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1997                $ 1.00    3.09%     $  333,006        0.50%                  3.04%               0.66%
           1996                  1.00    3.28%        273,613        0.50%                  3.23%               0.68%
           1995                  1.00    3.10%        215,413        0.45%                  3.12%               0.70%
           1994                  1.00    2.08%        143,982        0.42%                  2.05%               0.71%
           1993(4)               1.00    2.12%*        78,416        0.41%*                 2.07%*              0.70%*
Investor Shares
           1997                $ 1.00    2.97%     $  102,013        0.62%                  2.92%               0.83%
           1996                  1.00    3.16%         95,223        0.62%                  3.10%               0.85%
           1995                  1.00    3.00%         87,647        0.55%                  3.00%               0.87%
           1994                  1.00    1.96%         61,675        0.54%                  1.93%               0.88%
           1993(4)               1.00    2.00%*        35,209        0.53%*                 1.95%*              0.95%*


                                   RATIO OF
                                 NET INVESTMENT
                               INCOME (LOSS) TO
                              AVERAGE NET ASSETS   PORTFOLIO
                              (EXCLUDING WAIVERS   TURNOVER
                              AND REIMBURSEMENTS)    RATE
                              -------------------  ---------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1997                    5.92%            21.15%
           1996                    5.55%            83.38%
           1995(1)                 4.09%*           30.39%
Investor Shares
           1997                    5.12%            21.15%
           1996                    4.33%            83.38%
           1995(2)                 0.39%*           30.39%
Flex Shares
           1997                    4.50%            21.15%
           1996(3)                 3.98%*           83.38%
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1997                    4.72%               --
           1996                    4.91%               --
           1995                    4.56%               --
           1994                    2.65%               --
           1993(4)                 2.65%*              --
Investor Shares
           1997                    4.52%               --
           1996                    4.69%               --
           1995                    4.29%               --
           1994                    2.43%               --
           1993(4)                 2.41%*              --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1997                    4.58%               --
           1996                    4.85%               --
           1995                    4.45%               --
           1994                    2.53%               --
           1993(4)                 2.54%*              --
Investor Shares
           1997                    4.38%               --
           1996                    4.64%               --
           1995                    4.24%               --
           1994                    2.32%               --
           1993(4)                 2.21%*              --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1997                    2.88%               --
           1996                    3.05%               --
           1995                    2.87%               --
           1994                    1.76%               --
           1993(4)                 1.78%*              --
Investor Shares
           1997                    2.71%               --
           1996                    2.87%               --
           1995                    2.68%               --
           1994                    1.59%               --
           1993(4)                 1.53%*              --


 *  Annualized.
 +  Returns are for the period indicated and have not been annualized.
(A) Total Return figures do not reflect applicable sales loads.
(1) Commenced operations on July 31, 1994.
(2) Commenced operations on June 9, 1994.
(3) Commenced operations on June 7, 1995.
(4) Commenced operations on June 8, 1992.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

130 & 131

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund, the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash
Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

     SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value.

     Investment securities held by the Non-Dollar Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase  discounts  and premiums  during the  respective  holding  period.
     Purchase discounts and premiums on securities held by the Money Market Funds are accreted and amortized ratably to maturity and are included in interest income. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collat-

================================================================================

     eral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities, the International Equity, and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     Distributions from net investment income of each of the Money Market Funds and the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities and the Limited-Term Federal Mortgage Securities Funds are declared each business day and paid to shareholders on

================================================================================
STI CLASSIC FUNDS  MAY 31, 1997



     a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Small Cap Equity and the Balanced Funds. Distributions from net investment income are declared and paid annually by the Emerging Markets Equity, the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to a net operating loss in the Sunbelt Equity Fund and the classification of short-term capital gains and ordinary income for tax purposes related to the other funds, have been reclassified to/from the following accounts:

                                                         UNDISTRIBUTED
                                          ACCUMULATED   NET INVESTMENT
                        PAID-IN-CAPITAL  REALIZED GAIN      INCOME
                             (000)            (000)          (000)
                        ---------------  -------------  --------------
     Mid-Cap Equity Fund      $--            $(207)        $  207
     International Equity
       Index Fund              --             (204)           204
     International Equity
       Fund                    --               83            (83)
     Sunbelt Equity Fund   (2,967)              --          2,967
     Short-Term Bond Fund      --              (54)            54

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

================================================================================
4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".


5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                    MAXIMUM
                                                     FLEX
                                                     SHARE
                                 MAXIMUM             DISTRI-
               MAXIMUM  TRUST   INVESTOR   INVESTOR  BUTION    FLEX
               ANNUAL   SHARE     SHARE      SHARE    AND      SHARE
              ADVISORY MAXIMUM   DISTRI-    MAXIMUM  SERVICE  MAXIMUM
                 FEE   EXPENSE  BUTION FEE  EXPENSE   FEE     EXPENSE
              -------- -------  ----------  ------- --------  -------
TRUSCO:
International
 Equity Index
 Fund* .......    .90%  1.05%     .38%       1.45%   1.00%     2.10%
Sunbelt Equity
 Fund ........   1.15%  1.15%     .43%       1.60%   1.00%     2.20%
Short-Term Bond
 Fund ........    .65%   .65%     .23%        .85%   1.00%     1.20%
Short-Term U.S.
 Treasury
 Securities
 Fund ........    .65%   .65%     .18%        .80%   1.00%     1.05%
U.S. Government
 Securities
 Fund ........    .74%   .75%     .38%       1.15%   1.00%     1.66%
Prime Quality
 Money Market
 Fund ........    .65%   .58%     .20%        .75%     --        --
U.S. Government
 Securities
 Money Market
 Fund ........    .65%   .61%     .17%        .75%     --        --
Tax-Exempt
 Money Market
 Fund ........    .55%   .60%     .15%        .72%     --        --

================================================================================
STI CLASSIC FUNDS  MAY 31, 1997


                                                   MAXIMUM
                                                     FLEX
                                                     SHARE
                                 MAXIMUM             DISTRI-
               MAXIMUM  TRUST   INVESTOR   INVESTOR  BUTION    FLEX
               ANNUAL   SHARE     SHARE      SHARE    AND      SHARE
              ADVISORY MAXIMUM   DISTRI-    MAXIMUM  SERVICE  MAXIMUM
                 FEE   EXPENSE  BUTION FEE  EXPENSE   FEE     EXPENSE
              -------- -------  ----------  ------- --------  -------
STI CAPITAL MANAGEMENT, N.A.:
Value Income
 Stock Fund ..    .80%   .95%     .33%       1.30%   1.00%     2.00%
Mid-Cap Equity
 Fund ........   1.15%  1.15%     .43%       1.60%   1.00%     2.20%
Capital Growth
 Fund ........   1.15%  1.15%     .68%       1.80%   1.00%     2.27%
Balanced Fund     .95%   .95%     .28%       1.25%   1.00%     2.01%
Small Cap
 Equity Fund .   1.15%  1.20%      --          --      --        --
Investment
 Grade
 Tax-Exempt
 Bond Fund ...    .74%   .75%     .43%       1.15%   1.00%     1.63%
Florida
 Tax-Exempt
 Bond Fund ...    .65%   .65%     .18%        .85%   1.00%     1.35%
Investment
 Grade Bond
 Fund ........    .74%   .75%     .43%       1.15%   1.00%     1.64%
Limited-Term
 Federal Mortgage
 Securities
 Fund ........    .65%   .65%     .23%        .90%   1.00%     1.25%
International
 Equity Fund .   1.25%  1.46%     .33%       1.81%   1.00%     2.51%
Emerging Markets
 Equity Fund .   1.30%  1.55%      --          --      --        --

SUNTRUST BANK, ATLANTA:
Georgia
 Tax-Exempt
 Bond Fund ...    .65%   .65%     .18%        .85%   1.00%     1.35%

SUNTRUST BANK, CHATTANOOGA:
Tennessee
 Tax-Exempt
 Bond Fund ...    .65%   .65%     .18%        .85%   1.00%     1.35%
-----------------
*Trusco and SunBank serve as joint advisors to the International Equity Index
 Fund.

The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.


6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended May 31, 1997, were as follows:
                                                         PURCHASES   SALES
                                                           (000)     (000)
                                                       ----------- ---------
Value Income Stock Fund .......................        $1,510,065 $1,479,214
Mid-Cap Equity Fund ...........................           418,847    401,422
Small Cap Equity Fund .........................           138,246     20,448
Capital Growth Fund ...........................         1,613,504  1,785,362
Balanced Fund .................................           162,679    134,261
Emerging Markets Equity Fund ..................            39,912      6,023
International Equity Index Fund ...............             1,316     43,227
International Equity Fund .....................           683,881    480,728
Sunbelt Equity Fund ...........................           297,705    337,710
Investment Grade Tax-Exempt Bond Fund .........           737,733    729,258
Florida Tax-Exempt Bond Fund ..................            69,939     56,743
Tennessee Tax-Exempt Bond Fund ................               858        814
Georgia Tax-Exempt Bond Fund ..................            18,954      5,152
Investment Grade Bond Fund ....................           833,857    550,764
Short-Term Bond Fund ..........................            57,688     42,957
Short-Term U.S. Treasury Securities Fund ......                --         --
Limited-Term Federal Mortgage Securities Fund .                --         --
U.S. Government Securities Fund ...............                --         --

The cost of purchases and proceeds from sales of U.S. Government Securities were:
                                                 PURCHASES   SALES
                                                   (000)     (000)
                                               ----------- ---------
Value Income Stock Fund ...............          $   --    $   --
Mid-Cap Equity Fund ...................              --        --
Small Cap Equity Fund .................              --        --
Capital Growth Fund ...................              --        --
Balanced Fund .........................          79,476    93,071
Emerging Markets Equity Fund ..........              --        --
International Equity Index Fund .......              --        --
International Equity Fund .............              --        --
Sunbelt Equity Fund ...................              --        --
Investment Grade Tax-Exempt Bond Fund .              --        --
Florida Tax-Exempt Bond Fund ..........              --        --
Tennessee Tax-Exempt Bond Fund ........              --        --
Georgia Tax-Exempt Bond Fund ..........              --        --

===============================================================================
                                                   PURCHASES     SALES
                                                     (000)       (000)
                                                 -----------   ---------
Investment Grade Bond Fund .................     $1,016,624   $1,283,246
Short-Term Bond Fund .......................         49,756       70,593
Short-Term U.S. Treasury Securities Fund ...         32,074       21,455
Limited-Term Federal Mortgage
   Securities Fund .........................        187,177      136,508
U.S. Government Securities Fund ............         12,660        4,083

At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 1997, were as follows:

                           VALUE INCOME  MID-CAP  SMALL CAP  CAPITAL
                               STOCK     EQUITY    EQUITY    GROWTH
                               FUND       FUND      FUND      FUND
                               (000)      (000)     (000)     (000)
                           ------------  ------   ---------  -------
Aggregate gross unrealized
  appreciation .........     $181,099     $36,213  $8,808   $201,727
Aggregate gross unrealized
  depreciation .........      (26,682)    (10,378) (1,164)   (20,916)
                             --------     -------  ------    -------
Net unrealized appreciation  $154,417     $25,835  $7,644   $180,811
                             ========     =======  ======    =======

                            EMERGING   INTERNATIONAL  INTERNATIONAL    SUNBELT
                 BALANCED    MARKETS      EQUITY         EQUITY        EQUITY
                   FUND    EQUITY FUND  INDEX FUND        FUND          FUND
                   (000)      (000)       (000)           (000)         (000)
                 --------  ----------- -------------  -------------    -------
 Aggregate gross
 unrealized
 appreciation .. $13,349      $3,401     $12,670        $69,379        $94,010
Aggregate gross
 unrealized
 depreciation ..  (1,442)     (1,293)     (4,169)        (4,549)       (12,447)
                 -------      ------     -------        -------        -------
Net unrealized
 appreciation .. $11,907      $2,108     $ 8,501        $64,830        $81,563
                 =======      ======     =======        =======        =======

                                       INVESTMENT
                                         GRADE
                                       TAX-EXEMPT       FLORIDA     TENNESSEE
                                          BOND         TAX-EXEMPT   TAX-EXEMPT
                                          FUND         BOND FUND    BOND FUND
                                          (000)          (000)        (000)
                                      -----------      ----------  -----------
Aggregate gross unrealized appreciation   $1,557          $843        $132
Aggregate gross unrealized depreciation      (84)          (43)        (12)
                                          ------          ----        ----
Net unrealized appreciation ..........    $1,473          $800        $120
                                          ======          ====        ====

                                                   INVESTMENT
                                          GEORGIA     GRADE       SHORT-
                                        TAX-EXEMPT    BOND      TERM BOND
                                           FUND       FUND        FUND
                                           (000)     (000)        (000)
                                        ----------  ---------   ----------
Aggregate gross unrealized appreciation    $425      $3,182       $ 172
Aggregate gross unrealized depreciation    (123)     (2,877)       (473)
                                           ----      ------       -----
Net unrealized appreciation/(depreciation) $302      $  305       $(301)
                                           ====      ======       =====


                                          SHORT-     LIMITED-
                                           TERM        TERM
                                           U.S.       FEDERAL       U.S.
                                         TREASURY     MORTGAGE    GOVERNMENT
                                        SECURITIES   SECURITIES   SECURITIES
                                           FUND         FUND         FUND
                                           (000)       (000)         (000)
                                         ----------   ----------   ----------
Aggregate gross unrealized appreciation    $ 23         $ 268       $  85
Aggregate gross unrealized depreciation     (53)         (413)       (299)
                                           ----         -----       -----
Net unrealized appreciation/(depreciation) $(30)        $(145)      $(214)
                                           ====         =====       =====


Subsequent to October 31, 1996, the Funds recognized net capital losses for tax purposes that have been deferred to 1997 and can be used to offset future capital gains at May 31, 1997. The Funds also had capital loss carryforwards at May 31, 1997 as follows:


                     CAPITAL LOSS                                      POST
                       CARRYOVER   EXPIRES  EXPIRES  EXPIRES  EXPIRES  10/31
                        5/31/97      2002     2003    2004     2005   DEFERRAL
FUND                     (000)       (000)    (000)   (000)    (000)   (000)
                     ------------  -------  -------  -------  ------- --------
Florida Tax-Exempt
   Bond Fund            $  127       $--     $  --    $--     $  127    $ 83
Tennessee Tax Exempt
   Bond Fund                12        --        --     --         12      --
Investment Grade
   Bond Fund            10,613        --     6,388     --      4,225      --
Short-Term Bond Fund       137        --        --     --        137     120
Short-Term U.S. Treasury
   Securities Fund         232        --       203     29         --      26
Limited-Term Federal
   Mortgage Securities Fund --        --        --     --         --      28
U.S. Government Securities
   Fund                     31        --        --     --         31      20
Prime Quality Money
   Market Fund             379         3       173     --        203      --
U.S. Government Securities
   Money Market Fund        62        --        11     --         51      --
Tax-Exempt Money
   Market Fund               4        --        --      4         --      --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
STI CLASSIC FUNDS MAY 31, 1997

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, and the Tennessee Tax-Exempt Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

8. Consent of Sole Shareholder:

On December 30, 1996, the sole shareholder of the Emerging Markets Equity Fund and Small Cap Equity Fund (the "Funds") approved the following: SEI Fund
Resources as administrator of the Funds, STI Capital Management, N.A. as investment advisor to the assets of the Funds, SEI Investments Distribution Co. as distributor of the shares of the Funds, the Distribution and Service Plan for Flex Shares, the Distribution Plan for Investor Shares, and Arthur Andersen LLP as independent public accountants of the Funds.

NOTICE TO SHAREHOLDERS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997                                        UNAUDITED

For shareholders that do not have a May 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1997 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year:

                                                     (A)*            (B)*             (C)
                                                   LONG TERM       ORDINARY
                                                 CAPITAL GAINS      INCOME           TOTAL
                                                 DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
FUND                                              (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
--------                                         -------------   -------------   -------------
Value Income Stock                                    31.66%          68.34%          100%
Mid-Cap Equity                                        53.39%          46.61%          100%
Small Cap Equity                                          0%            100%          100%
Capital Growth                                        36.04%          63.96%          100%
Balanced                                              28.88%          71.12%          100%
Emerging Markets Equity                                   0%              0%            0%
International Equity Index                            68.28%          31.72%          100%
International Equity                                      0%            100%          100%
Sunbelt Equity                                        78.18%          21.82%          100%
Investment Grade Tax-Exempt Bond                        .90%          99.10%          100%
Florida Tax-Exempt Bond                                2.50%          97.50%          100%
Tennessee Tax-Exempt Bond                                 0%            100%          100%
Georgia Tax-Exempt Bond                                6.68%          93.32%          100%
Investment Grade Bond                                     0%            100%          100%
Short-Term Bond                                           0%            100%          100%
Short-Term U.S. Treasury Securities                       0%            100%          100%
Limited-Term Federal Mortgage Securities               1.81%          98.19%          100%
U.S. Government Securities                                0%            100%          100%
Prime Quality Money Market                                0%            100%          100%
U.S. Government Securities Money Market                   0%            100%          100%
Tax-Exempt Money Market                                   0%            100%          100%

                                                     (D)**          (E)***
                                                  QUALIFYING      TAX-EXEMPT
FUND                                             DIVIDENDS(1)      INTEREST
--------                                         ------------     ----------
Value Income Stock                                    24.34%           0%
Mid-Cap Equity                                        17.39%           0%
Small Cap Equity                                        100%           0%
Capital Growth                                         9.03%           0%
Balanced                                               8.08%           0%
Emerging Markets Equity                                   0%           0%
International Equity Index                                0%           0%
International Equity                                      0%           0%
Sunbelt Equity                                            0%           0%
Investment Grade Tax-Exempt Bond                          0%        65.39%
Florida Tax-Exempt Bond                                   0%        94.61%
Tennessee Tax-Exempt Bond                                 0%        92.09%
Georgia Tax-Exempt Bond                                   0%        93.94%
Investment Grade Bond                                     0%           0%
Short-Term Bond                                           0%           0%
Short-Term U.S. Treasury Securities                       0%           0%
Limited-Term Federal Mortgage Securities                  0%           0%
U.S. Government Securities                                0%           0%
Prime Quality Money Market                                0%           0%
U.S. Government Securities Money Market                   0%           0%
Tax-Exempt Money Market                                   0%        99.44%

------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of each fund's total distributions.
**  Item (D) is based on the net income of the fund.
*** Item (E) is based on the ordinary income distributions of the fund.

NOTICE TO SHAREHOLDERS
===============================================================================
STI CLASSIC FUNDS  MAY 31, 1997

          FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS
                        FOR INFORMATIONAL PURPOSES ONLY.

The STI Classic International Equity Index Fund and STI Classic International Equity Fund have made an election under section 853 of the Internal Revenue Code (the "Code") to provide a foreign tax deduction or credit to their shareholders for the fiscal year ended May 31, 1997. The information provided below is pertinent to taxpayers who meet the following two criteria:

     1)  file a U.S. Federal Income Tax Return and

     2) held shares of the Fund on the dividend record date of December 30, 1996 and satisfy the applicable requirements of the Code.


The amount per share of income from, and foreign taxes paid to, each country is listed in the following schedule:


                                             STI CLASSIC INTERNATIONAL EQUITY INDEX FUND

                                     TRUST SHARES                INVESTOR SHARES                FLEX SHARES
                                 GROSS        FOREIGN          GROSS       FOREIGN          GROSS       FOREIGN
COUNTRY                        DIVIDEND     TAXES PAID       DIVIDEND    TAXES PAID       DIVIDEND    TAXES PAID
------                         --------     ----------       --------    ----------       --------    ----------
Australia                       0.0018       0.0003           0.0012       0.0003          0.0004        0.0003
Austria                         0.0059       0.0004           0.0037       0.0004          0.0005        0.0004
Belgium                         0.0054       0.0015           0.0039       0.0015          0.0016        0.0015
Denmark                         0.0014       0.0004           0.0010       0.0004          0.0004        0.0004
Finland                         0.0014       0.0004           0.0010       0.0004          0.0004        0.0004
France                          0.0216       0.0076           0.0162       0.0076          0.0080        0.0076
Germany                         0.0197       0.0028           0.0131       0.0028          0.0033        0.0028
Hong Kong                       0.0018       0.0000           0.0011       0.0000          0.0001        0.0000
Italy                           0.0113       0.0028           0.0080       0.0028          0.0030        0.0028
Japan                           0.0186       0.0053           0.0134       0.0053          0.0057        0.0053
Netherlands                     0.0068       0.0019           0.0049       0.0019          0.0020        0.0019
Norway                          0.0016       0.0005           0.0012       0.0005          0.0005        0.0005
Spain                           0.0113       0.0031           0.0081       0.0031          0.0033        0.0031
Sweden                          0.0028       0.0008           0.0020       0.0008          0.0009        0.0008
Switzerland                     0.0027       0.0004           0.0018       0.0004          0.0005        0.0004
United Kingdom                  0.0290       0.0082           0.0209       0.0082          0.0088        0.0082
United States                   0.0017       0.0000           0.0010       0.0000          0.0000        0.0000
                                ------       ------           ------       ------          ------        ------
                                0.1448       0.0364           0.1025       0.0364          0.0394        0.0364


    Please consult your tax advisor for proper treatment of this information.

================================================================================
                                                                       UNAUDITED

        FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR
                          INFORMATIONAL PURPOSES ONLY.


The amount per share of income from and foreign taxes paid to each country is listed in the following schedule:


                      STI CLASSIC INTERNATIONAL EQUITY FUND

                                                TRUST SHARES
                                              GROSS        FOREIGN
                     COUNTRY                DIVIDEND     TAXES PAID
                     ------                 --------     ----------
                     Argentina               0.0003        0.0000
                     Australia               0.0012        0.0002
                     Brazil                  0.0001        0.0000
                     Canada                  0.0016        0.0008
                     Chile                   0.0001        0.0001
                     Denmark                 0.0002        0.0001
                     Finland                 0.0027        0.0014
                     France                  0.0026        0.0017
                     Germany                 0.0016        0.0008
                     Hong Kong               0.0016        0.0000
                     Indonesia               0.0005        0.0003
                     Italy                   0.0021        0.0012
                     Japan                   0.0022        0.0011
                     Mexico                  0.0004        0.0000
                     Netherlands             0.0059        0.0031
                     New Zealand             0.0005        0.0003
                     Panama                  0.0003        0.0000
                     Peru                    0.0004        0.0000
                     Singapore               0.0011        0.0007
                     South Africa            0.0003        0.0000
                     Spain                   0.0017        0.0009
                     Sweden                  0.0040        0.0021
                     Switzerland             0.0015        0.0007
                     United Kingdom          0.0037        0.0018
                     United States           0.0030        0.0000
                                             ------        ------
                                             0.0396        0.0173


    Please consult your tax advisor for proper treatment of this information.

                                      NOTES

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISORS
                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                        SunTrust Bank, Chattanooga, N.A.
                             SunTrust Bank, Atlanta

STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

                                 ANNUAL
 ................................................................................
                             FINANCIAL REPORT
 ................................................................................

                            STI CLASSIC FUNDS
 ................................................................................

                          A Family of Mutual Funds
 ................................................................................



            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND




                             May 31, 1997

                            [Logo Omitted]

            REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic Institutional Cash Management Money Market Fund and the statements of assets and liabilities, including the schedule of investments, of the Classic Institutional U.S. Treasury Securities Money Market Fund of STI Classic Funds (the "Trust") as of May 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund of STI Classic Funds as of May 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.





ARTHUR ANDERSEN LLP



Philadelphia, PA
July 11, 1997

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997



CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (70.0%)
   A1 Credit
     5.640%,  06/02/97                $13,000      $12,998
   American Express
     5.500%,  08/28/97                    500          493
   Banc One Funding
     5.620%,  07/21/97                  4,000        3,969
     5.680%,  08/14/97                  3,811        3,767
   Bank of America Toronto, Yankee
     5.730%,  07/31/97                  5,500        5,500
   Bank of Montreal
     5.520%,  07/01/97                 10,000        9,954
   Bank of New York
     5.500%,  06/02/97                  3,350        3,350
   Bankers Trust
     5.500%,  11/17/97                    200          195
   BAT Capital
     5.530%,  06/24/97                 10,000        9,965
   Bell Atlantic Network Funding
     5.600%,  06/12/97                  1,000          998
   Campbell Soup
     5.550%,  07/07/97                  2,550        2,536
   Cargill Global Funding
     5.550%,  06/16/97                  5,000        4,988
     5.820%,  11/25/97                    500          486
   Caterpillar Financial Services
     5.600%,  09/11/97                  4,915        4,837
   Dean Witter Discover
     5.640%,  08/01/97                  6,000        5,943
   Dominion Semiconductor
     5.650%,  06/03/97                  5,000        4,998
     5.570%,  06/11/97                  5,000        4,992
   Dresser Industries
     5.550%,  06/30/97                 10,000        9,955
   Ford Motor Credit
     5.520%,  06/24/97                    835          832
     5.600%,  06/27/97                  1,000          996
     5.640%,  07/21/97                  5,000        4,961
   Gannett
     5.520%,  06/17/97                  4,775        4,763
   General Electric Capital
     5.400%,  06/02/97                    500          500
     5.700%,  06/30/97                  1,000          995
     5.630%,  09/25/97                  1,000          982
   Golden Peanut
     5.400%,  07/15/97                    250          248
   GTE Funding
     5.510%,  06/05/97                  3,500        3,498
     5.510%,  06/06/97                  5,350        5,346
     5.530%,  06/17/97                  3,000        2,993
   Hertz
     5.620%,  07/25/97                  8,500        8,428
   IBM Credit
     5.550%,  06/09/97                  7,717        7,708
     5.550%,  06/19/97                  5,000        4,987
   John Hancock Capital
     5.600%,  06/26/97                  9,375        9,339
   Marsh & Mclennan
     5.700%,  09/05/97                  2,393        2,357

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Metlife Funding
     5.530%,  07/11/97              $   2,203    $   2,189
   Monongahela Power
     5.700%,  06/02/97                  6,320        6,319
   National Australia Funding
     5.550%,  06/02/97                 12,000       11,998
     5.430%,  08/13/97                    250          247
   National City Credit
     5.650%,  07/28/97                  2,000        1,982
     5.665%,  08/21/97                  5,000        4,936
    New England Power
     5.550%,  06/04/97                  2,300        2,299
     5.520%,  06/06/97                  5,550        5,546
     5.540%,  06/12/97                  2,123        2,119
   Pactel Capital Resources
     5.510%,  06/23/97                  7,000        6,976
   Philip Morris
     5.700%,  06/02/97                  8,000        7,999
     5.550%,  06/06/97                  1,505        1,504
     5.550%,  06/09/97                  1,275        1,273
     5.550%,  06/18/97                  1,240        1,237
    Potomac Electric  Power
     5.600%,  06/06/97                  9,360        9,353
   Progress Capital
     5.520%,  06/09/97                  8,798        8,787
     5.550%,  06/20/97                  1,271        1,267
   Royal Bank Canada
     5.580%,  07/15/97                  3,010        2,989
   RTZ America
     5.370%,  06/16/97                    250          249
     5.550%,  06/25/97                    250          249
     5.570%,  07/08/97                    800          795
    Sherwin Williams
     5.550%,  06/18/97                  5,000        4,987
   Societe Generale North America
     5.500%,  09/10/97                    200          197
   Sony Capital
     5.650%,  06/02/97                  4,400        4,399
   South Carolina Fuel
     5.510%,  06/20/97                  4,435        4,422
   Southern New England
     Telcommunications
     5.580%,  06/11/97                  1,157        1,155
   Transamerica Finance
     5.650%,  06/02/97                  7,500        7,499
     5.520%,  06/12/97                  5,000        4,992
     5.530%,  06/13/97                    700          699
    U.S. Borax
     5.370%,  06/16/97                    250          249
     5.600%,  07/01/97                  2,000        1,991
     5.650%,  07/16/97                  1,600        1,589
   Union Bank Of Switzerland Finance
     5.750%,  06/02/97                  1,000        1,000
   Virgina Electric & Power
     5.650%,  07/16/97                  2,000        1,986
   Waste Management Technologies
     5.580%,  06/24/97                  3,000        2,989
     5.650%,  06/27/97                  2,770        2,759

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                 FACE
                                             AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------
   Xerox Credit
     5.520%,  06/12/97                         $1,985              $  1,982
     5.510%,  06/24/97                          5,100                 5,082
                                                                   --------
Total Commercial Paper
     (Cost $277,147)                                                277,147
                                                                   --------

MUNICIPAL BONDS (0.3%)
   Compton Community,
     Redevelopment Agency,
     Series 1995B, RB (FSA)
     6.150%,  08/01/97                           1,000                1,000
                                                                   --------
Total Municipal Bonds
     (Cost $1,000)                                                    1,000
                                                                   --------

CORPORATE OBLIGATIONS (5.2%)
   Associates Corporation of
     North America
     6.750%,  06/13/97                           3,000               3,001
     8.625%,  06/15/97                             500                 500
   Beneficial  MTN
     6.850%,  11/19/97                           1,500               1,506
     6.860%,  11/19/97                           2,200               2,209
   BP America
     8.875%,  12/01/97                             200                 203
   Dow Capital
     5.750%,  09/15/97                             500                 500
   FCC National Bank (A)
     5.640%,  05/08/98                           3,000               2,999
   Federal National Mortgage
     Association MTN
     6.520%,  09/08/97                             500                 501
     6.520%,  09/15/97                             900                 901
   First Chicago  MTN
     11.150%,  10/31/97                          1,700               1,735
   Household Finance
     7.750%,  06/15/97                           2,250               2,251
     6.250%,  10/15/97                           1,000               1,001
   Morgan Guaranty Trust
     5.950%,  06/06/97                             200                 200
   Teco Energy MTN
     9.250%,  06/16/97                           3,000               3,004
                                                                  --------
Total Corporate Obligations
     (Cost $20,511)                                                 20,511
                                                                  --------

CERTIFICATES OF DEPOSIT (4.8%)
   Bankers Trust Toronto
     5.690%,  08/21/97                           4,000              4,000
   Societe Generale Yankee
     5.690%,  08/22/97                           5,000              5,000
   Swiss Bank, Yankee
     5.530%,  06/30/97                          10,000             10,000
                                                                 --------
Total Certificates Of Deposit
     (Cost $19,000)                                                19,000
                                                                 --------


--------------------------------------------------------------------------------
                                             FACE
                                         AMOUNT (000)              VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.0%)
   Americredit Auto Receivables
     Trust, 1997-B, Cl A
     5.790%,  06/12/98                       $   4,000           $  4,000
                                                                 --------
Total Asset-Backed Securities
     (Cost $4,000)                                                  4,000
                                                                 --------

REPURCHASE AGREEMENTS (21.3%)
   Deutsche Bank
     5.56%,  dated  05/30/97, matures
     06/02/97, repurchase price
     $76,220,749  (collateralized by
     various FHLMC obligations,
     total par value $94,382,160,
     0.000%-6.630%, 05/15/08- 09/01/26;
     FNMA obligation, par value
     $21,264,738, 0.000%, 01/01/26:
     total market value $77,708,900)             76,185           76,185
   Salomon Brothers
     5.56%,  dated  05/30/97,  matures
     06/02/97,  repurchase  price
     $8,072,554 (collateralized by
     various FHLMC obligations,
     total par value $9,465,582,
     6.014%-8.500%,  07/01/02-
     11/01/26; various FNMA
     obligations,  total par
     value $20,886,794, 5.500%-9.000%,
     04/01/98-05/01/26: total
     market value $8,294,005)                     8,069            8,069
                                                                --------
Total Repurchase Agreements
     (Cost $84,254)                                               84,254
                                                                --------
Total Investments (102.6%)
     (Cost $405,912)                                             405,912
                                                                --------
OTHER ASSETS AND LIABILITIES, NET (-2.6%)                        (10,239)
                                                                --------
NET ASSETS:
     Fund shares of the Institutional Shares
     (unlimited  authorization -- no par
     value) based on 395,673,180
     outstanding shares of beneficial
     interest
                                                                 395,673
                                                                --------
Total Net Assets (100.0%)                                       $395,673
                                                                ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Shares                                       $   1.00
                                                                ========

Cl     Class
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Security insured by Financial Security Assurance
MTN    Medium Term Note
RB     Revenue Bond
(A) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1997.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------
                                          FACE
                                      AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------

TREASURY NOTE (4.9%)
   U.S. Treasury Note
     5.750%, 10/31/97                    $1,000         $1,000
                                                        ------
Total Treasury Note
     (Cost $1,000)                                       1,000
                                                        ------

REPURCHASE AGREEMENTS (71.1%)
   Deutsche Bank
     5.50%,  dated  05/30/97,  matures
     06/02/97,  repurchase  price
     $1,031,851  (collateralized by
     U.S. Treasury  Bill,  par value
     $948,000, 0.000%, 07/31/97; U.S.
     Treasury Note, par value
     $111,000, 5.125%, 12/31/98:
     total maket value $1,052,006)        1,031          1,031
   Merrill Lynch
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,995 (collateralized by
     U.S. Government STRIPS,
     total par value $1,995,661, 0.000%,
     05/15/02-11/15/14:
     total market value $1,021,320)       1,001          1,001
   Barclays
     5.50%, dated  05/30/97, matures
     06/02/97,  repurchase  price
     $4,677,964 (collateralized by
     U.S. Treasury Bill, par value
     $4,955,000,  0.000%, 02/05/98:
     market value $4,770,173)              4,676         4,676
   Morgan Stanley
     5.50%, dated 05/30/97,  matures
     06/02/97,  repurchase  price
     $1,000,458  (collateralized
     by U.S.  Treasury  Note,  par
     value  $990,000, 7.25%, 05/15/04:
     market value $1,021,442)              1,000         1,000


-----------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)     VALUE (000)
-----------------------------------------------------------------

   Salomon Brothers
     5.50%, dated 05/30/97, matures
     06/02/97,  repurchase price
     $1,000,458  (collateralized by
     various U.S. Treasury Notes,
     total par value $1,005,000,
     6.125%-8.875%, 11/15/97-
     07/31/00: total market
     value $1,022,745)                    $1,000       $ 1,000
   Swiss Bank
     5.50%, dated 05/30/97, matures
     06/02/97,  repurchase  price
     $4,678,206 (collateralized  by
     U.S. Treasury  Bond, par value
     $4,565,000,  7.250%, 08/15/22;
     U.S. Treasury Note, par value
     $25,000, 5.875%, 06/30/00:
     total market value $4,777,310)        4,676         4,676
   Union Bank of Switzerland
     5.50%, dated 05/30/97, matures
     06/02/97, repurchase price
     $1,000,458 (collateralized
     by U.S. Treasury Note, par value
     1,030,000, 5.875%, 11/15/99:
     market value $1,021,198)              1,000         1,000
                                                       -------
Total Repurchase Agreements
     (Cost $14,384)                                     14,384
                                                       -------
Total Investments (76.0% of Net Assets)
     (Cost $15,384)                                    $15,384
                                                       =======

STRIPS  Separately Traded Registered Interest and
        Principal Security

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997


                                                                                            CLASSIC INSTITUTIONAL
                                                                                                U.S. TREASURY
                                                                                                 SECURITIES
                                                                                                MONEY MARKET
                                                                                                    FUND
                                                                                               ----------------
Assets:
   Investments at market value (Cost $15,384) .................................................     $15,384
   Receivables for investment securities sold .................................................       4,951
   Other assets ...............................................................................         120
                                                                                                    -------
   Total Assets ...............................................................................      20,455
                                                                                                    -------
Liabilities:
   Accrued expenses ...........................................................................          26
   Distribution payable .......................................................................         101
   Other liabilities ..........................................................................          90
                                                                                                    -------
   Total Liabilities                                                                                    217
                                                                                                    -------
Net Assets:
   Fund Shares of the Institutional Shares (unlimited authorization -- no par value)
     based on 20,238,609 outstanding shares of beneficial interest ............................      20,239
   Accumulated net realized loss on investments ...............................................          (1)
                                                                                                    -------
   Total Net Assets ...........................................................................     $20,238
                                                                                                    =======
Net Asset Value, Offering Price and Redemption Price Per Share -- Institutional Shares ........     $  1.00
                                                                                                    =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
===========================================================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED MAY 31, 1997


                                                                                    CLASSIC            CLASSIC
                                                                                 INSTITUTIONAL      INSTITUTIONAL
                                                                                CASH MANAGEMENT     U.S. TREASURY
                                                                                 MONEY MARKET     SECURITIES MONEY
                                                                                     FUND            MARKET FUND
                                                                                 --------------    --------------
                                                                                  12/12/96*-         12/12/96*-
                                                                                   05/31/97           05/31/97
                                                                                  ----------          --------
Income:
   Interest Income ............................................................     $2,784              $491

Expenses:
   Investment Advisory Fees ...................................................        100                18
   Investment Advisory Fees Waived ............................................       (100)              (18)
   Contribution from Advisor ..................................................       (131)              (20)
   Administrator Fees .........................................................         33                 6
   Registration Fees ..........................................................        108                 3
   Transfer Agent Fees ........................................................          8                 8
   Printing Fees ..............................................................          3                 3
   Amortization of Deferred Organizational Costs ..............................          8                 8
                                                                                    ------              ----
   Total Expenses .............................................................         29                 8
                                                                                    ------              ----
Net Investment Income .........................................................      2,755               483
                                                                                    ------              ----
Net Realized Loss on Securities Sold ..........................................         --                (1)
                                                                                    ------              ----
Increase in Net Assets Resulting from Operations ..............................     $2,755              $482
                                                                                    ======              ====
*Commencement of Operations
Amounts designated as "--" are either $0 or round to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
===========================================================================================================================

STI CLASSIC FUNDS FOR THE PERIOD ENDED MAY 31, 1997


                                                                       CLASSIC          CLASSIC
                                                                    INSTITUTIONAL    INSTITUTIONAL
                                                                   CASH MANAGEMENT   U.S. TREASURY
                                                                    MONEY MARKET   SECURITIES MONEY
                                                                        FUND          MARKET FUND
                                                                   --------------   --------------
                                                                     12/12/96*-       12/12/96*-
                                                                      05/31/97         05/31/97
                                                                     ----------        --------
Operations:
  Net Investment Income ........................................     $   2,755          $    483
  Net Realized Loss on Securities Sold .........................            --                (1)
                                                                     ---------          --------
    Increase in Net Assets Resulting from Operations ...........         2,755               482
                                                                     ---------          --------
Distributions to Shareholders:
    Net Investment Income ......................................        (2,755)             (483)
    Capital Gains ..............................................            --                --
                                                                     ---------          --------
  Total Distributions ..........................................         (2,755)             (483)
                                                                     ---------          --------
Capital Share Transactions (1): ...............................
    Proceeds from Shares Issued ................................       578,520           143,133
    Reinvestments of Cash Distributions ........................            --                --
    Cost of Shares Redeemed ....................................      (182,847)         (122,894)
                                                                     ---------          --------
    Increase in Net Assets from Share Transactions .............       395,673            20,239
                                                                     ---------          --------
       Total Increase in Net Assets ............................       395,673            20,238
                                                                     ---------          --------
Net Assets:
  Beginning of Period ..........................................            --                --
                                                                     ---------          --------
  End of Period ................................................     $ 395,673          $ 20,238
                                                                     =========          ========
(1)Shares Issued and Redeemed:
    Shares Issued ..............................................       578,520           143,133
    Shares Issued in Lieu of Cash Distributions ................            --                --
    Shares Redeemed ............................................      (182,847)         (122,894)
                                                                     ---------          --------
  Net Share Transactions .......................................       395,673            20,239
                                                                     =========          ========

*Commencement of Operations.
Amounts designated as "--" are either $0 or round to $0.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
===========================================================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                   NET REALIZED AND
                                                       NET         UNREALIZED GAINS
                              NET ASSET VALUE       INVESTMENT         OR (LOSSES)      DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD       INCOME         ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                            ------------------      ---------      ---------------     --------------------  ----------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1997*                  $ 1.00               $ 0.02           $  --                $(0.02)                $ --

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1997*                  $ 1.00               $ 0.02           $  --                $(0.02)                $ --

                                                                                                                    RATIO OF
                                                                                            RATIO OF             NET INVESTMENT
                                                                      RATIO OF             EXPENSES TO              INCOME TO
 NET ASSET                    NET ASSETS        RATIO OF           NET INVESTMENT       AVERAGE NET ASSETS      AVERAGE NET ASSETS
 VALUE END       TOTAL          END OF         EXPENSES TO            INCOME TO        (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
 OF PERIOD      RETURN       PERIOD (000)  AVERAGE NET ASSETS    AVERAGE NET ASSETS    AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
 ---------      -------      ------------  ------------------    ------------------    -------------------     -------------------


   $ 1.00        2.51%       $  395,673          0.06%                 5.49%                  0.52%                 5.03%



   $ 1.00        2.46%       $   20,238          0.09%                 5.27%                  0.51%                 4.85%

COMMENCED OPERATIONS ON DECEMBEER 12, 1996.
TOTAL RETURN IS FOR THE PERIOD INDICATED.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                            8 & 9

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1996

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant  accounting  policies  followed by the
Trust:

    SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

    FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

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4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                        MAXIMUM    INSTITUTIONAL
                        ANNUAL         SHARE
                       ADVISORY       MAXIMUM
                          FEE         EXPENSE
                     ------------  ------------
TRUSCO:
Classic Institutional
   Cash Management
   Money Market Fund     .20%          .20%
Classic Institutional
   U.S. Treasury
   Money Market Fund     .20%          .20%

The Investment Advisors and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.


7. Consents of Sole Shareholder:

On November 20, 1996, the sole shareholder of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Funds") approved the following appointments: SEI Financial Service Company to serve as administrator of the Funds, Trusco Capital Management to serve as investment advisor to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds and Arthur Andersen LLP to serve as independent public accountants of the Funds.

NOTICE TO SHAREHOLDERS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1997                                        UNAUDITED



For shareholders that do not have a May 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1997 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year:



                                                              (A)*          (B)*
                                                            LONG TERM     ORDINARY          (C)
                                                          CAPITAL GAINS    INCOME          TOTAL           (D)**           (E)***
                                                        DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING       TAX-EXEMPT
FUND                                                      (TAX BASIS)   (TAX BASIS)     (TAX BASIS)    DIVIDENDS(1)       INTEREST
-----                                                  --------------   ------------     ----------    ------------       ----------
Classic Institutional Cash Management Money Market              0%           100%            100%            0%               0%
Classic Institutional U.S. Treasury Securities Money Market     0%           100%            100%            0%               0%


------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*    Items (A) and (B) are based on a percentage of each fund's total distributions.
**   Item (D) is based on the net income of the fund.
***  Item (E) is based on the ordinary income distributions of the fund.


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

                                                   INVESTMENT ADVISORS
                                               STI Capital Management, N.A.
                                              Trusco Capital Management, Inc.
                                             SunTrust Bank, Chattanooga, N.A.
                                                  SunTrust Bank, Atlanta

                                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                                       DISTRIBUTOR
                                             SEI Investments Distribution Co.

                           This information  must be preceded or accompanied by
                             a current prospectus for each Fund described.